Quarterly Holdings Report
for

Fidelity® SAI Total Bond Fund

May 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

STB-QTLY-0720
1.9887631.101

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 42.1%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24		$4,520,000	$3,890,025
3.375% 8/15/26		3,192,000	2,812,628
			6,702,653
Nonconvertible Bonds - 42.1%
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
3% 6/30/22		4,553,000	4,723,725
3.4% 5/15/25		14,343,000	15,465,061
3.6% 2/17/23		15,282,000	16,240,042
3.6% 7/15/25		2,325,000	2,523,386
4.1% 2/15/28		2,932,000	3,273,244
4.3% 2/15/30		5,781,000	6,568,723
4.45% 4/1/24		855,000	945,449
4.5% 3/9/48		7,500,000	8,536,926
6.2% 3/15/40		4,280,000	5,687,737
6.3% 1/15/38		6,048,000	8,138,410
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		574,000	575,126
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		11,985,000	11,825,480
7.5% 10/15/26 (b)		8,445,000	8,613,900
Century Telephone Enterprises, Inc. 6.875% 1/15/28		155,000	161,975
CenturyLink, Inc.:
5.125% 12/15/26 (b)		4,820,000	4,868,200
5.625% 4/1/25		1,655,000	1,704,650
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		1,264,000	1,269,530
Front Range BidCo, Inc.:
4% 3/1/27 (b)		1,370,000	1,349,450
6.125% 3/1/28 (b)		4,855,000	4,794,313
Frontier Communications Corp. 8% 4/1/27 (b)		9,455,000	9,726,831
GTH Finance BV 7.25% 4/26/23 (b)		905,000	1,004,213
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	5,800,000	6,323,341
Level 3 Financing, Inc.:
4.625% 9/15/27 (b)		2,595,000	2,659,356
5.375% 1/15/24		4,123,000	4,174,538
5.375% 5/1/25		1,257,000	1,291,329
Qtel International Finance Ltd.:
3.25% 2/21/23 (b)		1,315,000	1,360,368
5% 10/19/25 (b)		360,000	404,550
Sable International Finance Ltd. 5.75% 9/7/27 (b)		680,000	685,100
SFR Group SA:
7.375% 5/1/26 (b)		6,669,000	7,019,123
8.125% 2/1/27 (b)		8,879,000	9,766,900
Sprint Capital Corp. 6.875% 11/15/28		6,000,000	7,410,000
Telecom Argentina SA 6.5% 6/15/21 (b)		368,000	317,952
Telecom Italia Capital SA:
6% 9/30/34		935,000	1,007,463
6.375% 11/15/33		530,000	592,275
Telecom Italia SpA 5.303% 5/30/24 (b)		5,150,000	5,393,750
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		365,000	369,905
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		6,000,000	6,240,000
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		355,000	361,323
Verizon Communications, Inc.:
3% 3/22/27		2,669,000	2,906,858
3.15% 3/22/30		4,326,000	4,795,264
4% 3/22/50		4,430,000	5,440,713
4.862% 8/21/46		14,509,000	19,465,896
5.012% 4/15/49		3,325,000	4,610,707
5.5% 3/16/47		13,101,000	19,294,899
			229,887,981
Entertainment - 0.4%
NBCUniversal, Inc.:
4.45% 1/15/43		3,554,000	4,378,108
5.95% 4/1/41		2,485,000	3,584,740
Netflix, Inc.:
3.625% 6/15/25 (b)		2,180,000	2,231,775
4.875% 4/15/28		4,295,000	4,584,913
5.375% 11/15/29 (b)		455,000	505,096
5.875% 11/15/28		1,565,000	1,780,767
6.375% 5/15/29		490,000	574,525
The Walt Disney Co.:
3.8% 3/22/30		20,840,000	24,260,383
4.7% 3/23/50		15,291,000	19,738,607
			61,638,914
Interactive Media & Services - 0.0%
Match Group, Inc. 4.125% 8/1/30 (b)		595,000	583,100
Media - 1.9%
Altice Financing SA:
5% 1/15/28 (b)		905,000	912,636
7.5% 5/15/26 (b)		8,782,000	9,246,304
Altice Finco SA 7.625% 2/15/25 (b)		3,236,000	3,292,630
Bertelsmann SE & Co. KGaA 3% 4/23/75 (Reg. S) (c)	EUR	1,700,000	1,839,908
Cablevision Systems Corp. 5.875% 9/15/22		1,132,000	1,193,468
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		2,321,000	2,338,454
4.5% 8/15/30 (b)		1,520,000	1,577,000
5% 2/1/28 (b)		6,950,000	7,279,222
5.125% 5/1/27 (b)		5,073,000	5,326,751
5.5% 5/1/26 (b)		4,426,000	4,680,495
5.75% 2/15/26 (b)		7,408,000	7,724,173
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		7,411,000	7,892,400
4.908% 7/23/25		7,411,000	8,483,242
5.375% 5/1/47		18,624,000	22,045,251
6.484% 10/23/45		5,093,000	6,578,216
Comcast Corp.:
3.1% 4/1/25		1,247,000	1,362,862
3.3% 4/1/27		3,366,000	3,735,122
3.4% 4/1/30		3,453,000	3,893,084
3.75% 4/1/40		1,212,000	1,388,987
3.9% 3/1/38		1,904,000	2,219,163
4.6% 8/15/45		5,017,000	6,345,807
4.65% 7/15/42		4,483,000	5,680,471
6.45% 3/15/37		797,000	1,163,692
CSC Holdings LLC:
5.25% 6/1/24		1,554,000	1,639,004
5.5% 5/15/26 (b)		2,986,000	3,119,474
5.5% 4/15/27 (b)		1,468,000	1,552,410
5.75% 1/15/30 (b)		7,385,000	7,791,175
7.5% 4/1/28 (b)		1,724,000	1,909,330
Discovery Communications LLC:
3.625% 5/15/30		7,624,000	8,054,686
4.65% 5/15/50		20,572,000	21,869,081
DISH DBS Corp.:
5.875% 11/15/24		4,644,000	4,584,975
7.75% 7/1/26		492,000	510,450
Fox Corp.:
3.666% 1/25/22		1,416,000	1,476,469
4.03% 1/25/24		2,489,000	2,736,251
4.709% 1/25/29		3,602,000	4,210,542
5.476% 1/25/39		3,552,000	4,555,437
5.576% 1/25/49		2,357,000	3,121,574
Globo Comunicacao e Participacoes SA 4.843% 6/8/25 (b)		371,000	352,682
iHeartCommunications, Inc.:
6.375% 5/1/26		44,547	46,557
8.375% 5/1/27		80,742	75,494
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	1,800,000	1,828,252
2.125% 10/16/26 (Reg. S)	EUR	5,800,000	5,752,171
2.75% 4/13/23 (Reg. S)	EUR	3,200,000	3,473,252
Pearson Funding Five PLC 3.75% 6/4/30 (Reg. S)	GBP	390,000	491,427
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		6,520,000	6,679,675
6.875% 2/15/23 (b)		886,000	901,319
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		3,605,000	3,613,580
4.625% 7/15/24 (b)		1,350,000	1,382,265
5% 8/1/27 (b)		4,554,000	4,758,930
5.375% 4/15/25 (b)		2,341,000	2,402,170
5.375% 7/15/26 (b)		1,930,000	2,001,169
5.5% 7/1/29 (b)		695,000	741,913
Time Warner Cable, Inc.:
4% 9/1/21		7,359,000	7,542,534
4.5% 9/15/42		11,810,000	12,646,266
5.5% 9/1/41		4,708,000	5,553,962
5.875% 11/15/40		6,004,000	7,370,802
6.55% 5/1/37		17,014,000	21,704,306
7.3% 7/1/38		14,056,000	18,742,373
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		3,333,000	1,709,204
Univision Communications, Inc. 9.5% 5/1/25 (b)		485,000	518,950
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)		1,573,000	1,639,853
VTR Finance BV 6.875% 1/15/24 (b)		2,157,000	2,188,277
Ziggo Bond Co. BV:
5.125% 2/28/30 (b)		1,895,000	1,942,375
6% 1/15/27 (b)		2,034,000	2,125,754
Ziggo BV 5.5% 1/15/27 (b)		4,356,000	4,581,771
			306,097,479
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV 3.125% 7/16/22		3,345,000	3,415,947
Comcel Trust 6.875% 2/6/24 (b)		1,411,000	1,433,047
Digicel Group Ltd. 6.75% 3/1/23 (b)		459,000	207,698
Intelsat Jackson Holdings SA:
8% 2/15/24 (b)		6,225,000	6,287,250
8.5% 10/15/24 (b)(d)		2,590,000	1,476,300
Millicom International Cellular SA:
6% 3/15/25 (b)		5,362,000	5,422,323
6.625% 10/15/26 (b)		6,679,000	7,000,427
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		241,000	249,774
Neptune Finco Corp.:
6.625% 10/15/25 (b)		2,765,000	2,890,393
10.875% 10/15/25 (b)		185,000	200,300
Sprint Communications, Inc. 6% 11/15/22		9,134,000	9,704,875
Sprint Corp.:
7.125% 6/15/24		2,355,000	2,670,099
7.875% 9/15/23		9,272,000	10,523,720
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (b)		17,020,000	18,401,854
3.875% 4/15/30 (b)		27,070,000	29,346,046
4.375% 4/15/40 (b)		2,795,000	3,081,655
4.5% 2/1/26		2,637,000	2,710,493
4.5% 4/15/50 (b)		5,491,000	6,173,696
4.75% 2/1/28		825,000	876,571
6.375% 3/1/25		2,350,000	2,423,579
6.5% 1/15/26		1,450,000	1,530,185
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		717,000	712,017
VFU Funding PLC (VF Ukraine) 6.2% 2/11/25 (b)		200,000	194,563
Vodafone Group PLC 6.25% 10/3/78 (Reg. S) (c)		760,000	810,768
Ypso Finance BIS SA 6% 2/15/28 (b)		7,115,000	6,919,338
			124,662,918
TOTAL COMMUNICATION SERVICES			722,870,392
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.0%
Metalsa SA de CV 4.9% 4/24/23 (b)		1,212,000	1,153,294
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	1,692,000	1,488,965
			2,642,259
Automobiles - 0.5%
General Motors Financial Co., Inc.:
3.2% 7/13/20		7,331,000	7,339,614
4% 1/15/25		6,564,000	6,615,412
4.2% 3/1/21		9,534,000	9,579,344
4.25% 5/15/23		1,967,000	1,977,843
4.375% 9/25/21		17,407,000	17,507,493
RCI Banque SA 1.125% 1/15/27 (Reg. S)	EUR	2,530,000	2,530,342
Volkswagen Financial Services AG 3% 4/6/25 (Reg. S)	EUR	860,000	1,013,932
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (b)		12,516,000	12,735,756
3.125% 5/12/23 (b)		10,902,000	11,195,190
			70,494,926
Diversified Consumer Services - 0.1%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		1,120,000	1,139,600
Frontdoor, Inc. 6.75% 8/15/26 (b)		1,301,000	1,392,070
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		5,025,000	4,484,813
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		3,073,000	3,334,987
Laureate Education, Inc. 8.25% 5/1/25 (b)		3,740,000	3,950,375
Service Corp. International 5.125% 6/1/29		2,440,000	2,629,100
			16,930,945
Hotels, Restaurants & Leisure - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		1,065,000	1,077,341
5% 10/15/25 (b)		1,914,000	1,934,461
5.75% 4/15/25 (b)		870,000	924,114
Aramark Services, Inc.:
4.75% 6/1/26		2,277,000	2,242,845
5% 2/1/28 (b)		9,644,000	9,499,340
6.375% 5/1/25 (b)		2,805,000	2,936,246
Boyd Gaming Corp.:
4.75% 12/1/27 (b)		3,545,000	3,264,803
6% 8/15/26		860,000	836,359
6.375% 4/1/26		2,330,000	2,317,651
Caesars Resort Collection LLC 5.25% 10/15/25 (b)		8,891,000	7,907,433
Carnival Corp. 11.5% 4/1/23 (b)		465,000	495,110
Eldorado Resorts, Inc.:
6% 4/1/25		2,488,000	2,540,348
6% 9/15/26		350,000	365,750
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		5,465,000	4,918,500
Golden Nugget, Inc. 6.75% 10/15/24 (b)		5,045,000	4,073,838
Hilton Domestic Operating Co., Inc.:
4.25% 9/1/24		2,642,000	2,642,000
5.75% 5/1/28 (b)		230,000	237,475
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		936,000	928,980
4.875% 4/1/27		555,000	550,838
Marriott Ownership Resorts, Inc.:
4.75% 1/15/28 (b)		775,000	682,295
6.125% 9/15/25 (b)		790,000	818,638
McDonald's Corp.:
3.3% 7/1/25		1,247,000	1,377,499
3.5% 7/1/27		3,551,000	3,969,904
3.6% 7/1/30		4,224,000	4,779,969
4.2% 4/1/50		2,136,000	2,526,891
MCE Finance Ltd. 4.875% 6/6/25 (b)		4,542,000	4,484,933
NagaCorp Ltd. 9.375% 5/21/21 (b)		545,000	540,231
NCL Corp. Ltd. 12.25% 5/15/24 (b)		110,000	118,250
Royal Caribbean Cruises Ltd. 10.875% 6/1/23 (b)		615,000	642,775
Scientific Games Corp. 5% 10/15/25 (b)		1,851,000	1,731,240
Stars Group Holdings BV 7% 7/15/26 (b)		6,520,000	6,911,200
Station Casinos LLC 5% 10/1/25 (b)		1,917,000	1,722,904
Studio City Co. Ltd. 7.25% 11/30/21 (b)		544,000	542,640
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		352,000	320,320
Times Square Hotel Trust 8.528% 8/1/26 (b)		600,824	647,133
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (b)		1,987,000	1,852,878
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)		1,871,000	1,777,693
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (b)		3,902,000	3,619,105
5.5% 3/1/25 (b)		1,500,000	1,454,063
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		3,620,000	3,580,406
5.5% 10/1/27 (b)		2,885,000	2,876,886
Wynn Resorts Ltd. 7.75% 4/15/25 (b)		2,110,000	2,191,763
Yum! Brands, Inc. 7.75% 4/1/25 (b)		4,900,000	5,414,500
			104,277,548
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (b)		280,000	257,516
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 4.7189% 7/15/21 (b)(c)(e)		512,000	508,160
5.125% 7/15/23 (b)		1,656,000	1,676,700
7% 7/15/24 (b)		1,760,000	1,769,346
			4,211,722
Internet & Direct Marketing Retail - 0.0%
Expedia, Inc.:
6.25% 5/1/25 (b)		330,000	352,021
7% 5/1/25 (b)		105,000	112,160
			464,181
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22		3,896,000	3,991,396
3% 11/19/24		8,864,000	9,035,853
Mattel, Inc.:
5.875% 12/15/27 (b)		680,000	691,900
6.75% 12/31/25 (b)		3,140,000	3,273,450
			16,992,599
Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	3,539,000	4,291,119
Macy's, Inc. 8.375% 6/15/25 (b)(f)		400,000	405,500
Marks & Spencer PLC 3.25% 7/10/27 (Reg. S) (g)	GBP	2,450,000	2,788,908
Nordstrom, Inc. 8.75% 5/15/25 (b)		135,000	144,972
Target Corp.:
2.25% 4/15/25		3,452,000	3,679,284
2.65% 9/15/30		2,991,000	3,252,587
			14,562,370
Specialty Retail - 0.7%
AutoNation, Inc. 4.75% 6/1/30		1,671,000	1,739,701
AutoZone, Inc.:
3.625% 4/15/25		2,398,000	2,633,540
4% 4/15/30		11,145,000	12,545,076
Lowe's Companies, Inc.:
4% 4/15/25		3,305,000	3,736,133
4.5% 4/15/30		8,031,000	9,661,174
5% 4/15/40		5,131,000	6,549,590
5.125% 4/15/50		6,028,000	8,114,553
O'Reilly Automotive, Inc. 4.2% 4/1/30		2,481,000	2,799,737
Staples, Inc. 10.75% 4/15/27 (b)		500,000	340,185
The Home Depot, Inc.:
2.5% 4/15/27		1,582,000	1,722,815
2.7% 4/15/30		5,642,000	6,158,021
3.3% 4/15/40		7,033,000	7,854,793
3.35% 4/15/50		5,275,000	5,961,835
TJX Companies, Inc.:
3.5% 4/15/25		3,949,000	4,412,008
3.75% 4/15/27		9,194,000	10,432,172
3.875% 4/15/30		17,076,000	20,054,690
4.5% 4/15/50		6,904,000	8,750,740
			113,466,763
Textiles, Apparel & Luxury Goods - 0.2%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)(d)		245,000	25,955
NIKE, Inc.:
2.4% 3/27/25		1,472,000	1,579,050
2.75% 3/27/27		3,312,000	3,621,340
2.85% 3/27/30		6,039,000	6,710,304
3.25% 3/27/40		5,065,000	5,648,859
3.375% 3/27/50		3,978,000	4,599,171
The William Carter Co. 5.625% 3/15/27 (b)		1,450,000	1,481,161
Wolverine World Wide, Inc. 6.375% 5/15/25 (b)		2,870,000	2,970,450
			26,636,290
TOTAL CONSUMER DISCRETIONARY			370,679,603
CONSUMER STAPLES - 3.3%
Beverages - 1.5%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		13,110,000	14,968,322
4.9% 2/1/46		16,343,000	18,909,686
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		18,100,000	19,863,071
4.35% 6/1/40		7,470,000	8,339,190
4.5% 6/1/50		20,000,000	22,350,708
4.6% 6/1/60		8,099,000	9,150,649
4.75% 4/15/58		10,214,000	11,632,822
5.45% 1/23/39		9,200,000	11,306,514
5.55% 1/23/49		21,036,000	26,375,153
5.8% 1/23/59 (Reg. S)		22,287,000	29,337,424
Central American Bottling Corp. 5.75% 1/31/27 (b)		107,000	109,274
Constellation Brands, Inc. 4.25% 5/1/23		1,889,000	2,064,149
PepsiCo, Inc.:
2.625% 3/19/27		1,357,000	1,484,078
2.75% 3/19/30		6,787,000	7,499,238
3.5% 3/19/40		4,565,000	5,461,568
3.625% 3/19/50		6,787,000	8,132,111
3.875% 3/19/60		3,620,000	4,539,785
The Coca-Cola Co.:
3.375% 3/25/27		13,095,000	14,960,049
3.45% 3/25/30		7,303,000	8,473,828
4.125% 3/25/40		4,139,000	5,141,711
4.2% 3/25/50		7,660,000	9,898,811
			239,998,141
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (b)		85,000	85,442
ESAL GmbH 6.25% 2/5/23 (b)		1,515,000	1,529,393
Performance Food Group, Inc. 6.875% 5/1/25 (b)		2,890,000	3,027,275
Sysco Corp.:
5.65% 4/1/25		5,949,000	6,775,624
5.95% 4/1/30		7,190,000	8,646,054
6.6% 4/1/40		7,190,000	9,011,426
6.6% 4/1/50		7,190,000	9,284,042
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	1,100,000	1,411,997
U.S. Foods, Inc. 6.25% 4/15/25 (b)		1,915,000	1,984,419
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		3,647,000	3,752,330
			45,508,002
Food Products - 0.4%
Archer Daniels Midland Co.:
2.75% 3/27/25		2,081,000	2,243,056
3.25% 3/27/30		3,461,000	3,911,961
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		938,000	933,310
Conagra Brands, Inc. 3.8% 10/22/21		2,253,000	2,341,308
Darling Ingredients, Inc. 5.25% 4/15/27 (b)		1,275,000	1,326,000
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		803,000	846,914
JBS Investments II GmbH 7% 1/15/26 (b)		283,000	300,815
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		9,343,000	9,576,575
5.875% 7/15/24 (b)		10,055,000	10,218,394
6.75% 2/15/28 (b)		880,000	952,442
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)		2,645,000	2,744,188
6.5% 4/15/29 (b)		6,845,000	7,443,938
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (b)		3,645,000	3,817,044
MHP SA 7.75% 5/10/24 (b)		480,000	486,300
Post Holdings, Inc.:
4.625% 4/15/30 (b)		305,000	300,806
5% 8/15/26 (b)		1,481,000	1,518,025
5.5% 12/15/29 (b)		3,389,000	3,541,505
5.625% 1/15/28 (b)		915,000	958,463
5.75% 3/1/27 (b)		4,346,000	4,530,705
			57,991,749
Household Products - 0.1%
Kimberly-Clark Corp. 3.1% 3/26/30		874,000	998,151
Procter & Gamble Co.:
2.8% 3/25/27		1,748,000	1,939,091
3% 3/25/30		4,192,000	4,803,527
3.55% 3/25/40		3,022,000	3,646,093
3.6% 3/25/50		2,931,000	3,679,933
			15,066,795
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (b)		697,000	717,039
Tobacco - 1.0%
Altria Group, Inc.:
2.85% 8/9/22		3,474,000	3,606,886
3.875% 9/16/46		17,640,000	17,343,883
4% 1/31/24		2,326,000	2,541,616
4.25% 8/9/42		10,924,000	11,160,277
4.5% 5/2/43		7,299,000	7,732,979
4.8% 2/14/29		10,842,000	12,417,220
5.375% 1/31/44		13,161,000	15,464,003
5.95% 2/14/49		7,200,000	9,207,583
BAT Capital Corp. 4.7% 4/2/27		1,700,000	1,901,319
BAT International Finance PLC 3.95% 6/15/25 (b)		2,400,000	2,597,934
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (b)		7,259,000	7,268,482
3.5% 7/26/26 (b)		8,121,000	8,317,884
3.75% 7/21/22 (b)		7,367,000	7,546,934
4.25% 7/21/25 (b)		6,702,000	7,100,923
Reynolds American, Inc.:
3.25% 6/12/20		1,188,000	1,188,770
4% 6/12/22		4,132,000	4,339,905
4.45% 6/12/25		11,691,000	12,924,693
5.7% 8/15/35		1,538,000	1,824,802
5.85% 8/15/45		12,953,000	15,535,678
6.15% 9/15/43		1,637,000	1,965,254
7.25% 6/15/37		1,835,000	2,368,521
			154,355,546
TOTAL CONSUMER STAPLES			513,637,272
ENERGY - 5.9%
Energy Equipment & Services - 0.1%
ADES International Holding Ltd. 8.625% 4/24/24 (b)		725,000	589,289
Borets Finance DAC 6.5% 4/7/22 (b)		374,000	356,469
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21		6,854,000	7,110,595
Halliburton Co.:
3.8% 11/15/25		218,000	230,650
4.85% 11/15/35		3,103,000	3,135,955
Jonah Energy LLC 7.25% 10/15/25 (b)		2,305,000	115,250
Noble Holding International Ltd.:
7.95% 4/1/25 (c)		2,747,000	82,410
8.95% 4/1/45 (c)		2,652,000	80,886
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		199,000	228,726
Summit Midstream Holdings LLC:
5.5% 8/15/22		735,000	352,800
5.75% 4/15/25		6,008,000	2,569,682
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		328,000	333,125
7.625% 11/7/24 (b)		540,000	558,900
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		380,000	342,000
U.S.A. Compression Partners LP:
6.875% 4/1/26		2,099,000	2,020,288
6.875% 9/1/27		715,000	681,038
Valaris PLC:
5.2% 3/15/25		2,862,000	228,960
5.75% 10/1/44		2,831,000	226,480
Weatherford International Ltd. 11% 12/1/24 (b)		1,498,000	1,001,788
			20,245,291
Oil, Gas & Consumable Fuels - 5.8%
Amerada Hess Corp.:
7.125% 3/15/33		2,041,000	2,218,868
7.3% 8/15/31		2,651,000	2,846,417
Canadian Natural Resources Ltd.:
3.9% 2/1/25		9,072,000	9,567,032
5.85% 2/1/35		3,955,000	4,259,663
Cenovus Energy, Inc. 4.25% 4/15/27		12,993,000	11,792,261
Cheniere Energy Partners LP:
5.25% 10/1/25		10,363,000	10,466,630
5.625% 10/1/26		4,428,000	4,506,818
Chesapeake Energy Corp.:
7% 10/1/24		1,060,000	39,750
8% 1/15/25		2,804,000	42,060
8% 6/15/27		5,161,000	77,415
Citgo Holding, Inc. 9.25% 8/1/24 (b)		675,000	649,688
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		7,830,000	7,673,400
Columbia Pipeline Group, Inc.:
3.3% 6/1/20		5,622,000	5,622,000
4.5% 6/1/25		1,708,000	1,916,535
Comstock Resources, Inc. 9.75% 8/15/26		3,751,000	3,488,430
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)		3,160,000	2,749,200
5.75% 4/1/25		4,630,000	4,305,900
6.25% 4/1/23		2,490,000	2,371,725
CVR Energy, Inc.:
5.25% 2/15/25 (b)		4,055,000	3,649,500
5.75% 2/15/28 (b)		360,000	319,950
DCP Midstream LLC:
4.75% 9/30/21 (b)		4,113,000	4,030,740
5.85% 5/21/43 (b)(c)		9,176,000	5,757,940
DCP Midstream Operating LP:
3.875% 3/15/23		2,008,000	1,897,560
5.125% 5/15/29		6,125,000	5,573,750
5.375% 7/15/25		3,234,000	3,127,504
Denbury Resources, Inc.:
7.75% 2/15/24 (b)		3,046,000	1,248,860
9% 5/15/21 (b)		2,279,000	979,970
9.25% 3/31/22 (b)		4,146,000	1,658,400
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		2,282,913	1,151,444
Duke Energy Field Services 6.45% 11/3/36 (b)		4,987,000	4,089,340
Ecopetrol SA 6.875% 4/29/30		390,000	446,160
EG Global Finance PLC:
6.75% 2/7/25 (b)		2,905,000	2,940,702
8.5% 10/30/25 (b)		4,855,000	5,061,338
El Paso Corp. 6.5% 9/15/20		5,858,000	5,912,431
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		3,283,000	3,471,773
Enable Midstream Partners LP 3.9% 5/15/24 (c)		1,542,000	1,399,395
Enbridge Energy Partners LP 4.2% 9/15/21		4,838,000	4,987,324
Enbridge, Inc.:
4% 10/1/23		5,655,000	6,092,454
4.25% 12/1/26		2,805,000	3,103,852
Energy Transfer Partners LP:
3.75% 5/15/30		4,728,000	4,661,053
4.2% 9/15/23		2,098,000	2,181,114
4.25% 3/15/23		2,044,000	2,119,619
4.5% 4/15/24		2,483,000	2,616,275
4.95% 6/15/28		7,159,000	7,541,632
5% 5/15/50		10,571,000	10,128,231
5.25% 4/15/29		4,040,000	4,327,584
5.8% 6/15/38		3,992,000	4,117,126
6% 6/15/48		2,599,000	2,745,879
6.25% 4/15/49		2,774,000	3,010,936
Enterprise Products Operating LP 3.75% 2/15/25		3,623,000	3,985,135
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (b)(d)		339,000	44,070
Exxon Mobil Corp. 3.482% 3/19/30		31,960,000	36,235,534
Frontera Energy Corp. 9.7% 6/25/23 (b)		407,000	279,813
GeoPark Ltd. 6.5% 9/21/24 (b)		535,000	501,563
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		616,000	592,900
Global Partners LP/GLP Finance Corp.:
7% 6/15/23		3,618,000	3,428,055
7% 8/1/27		3,000,000	2,609,100
Hess Corp.:
4.3% 4/1/27		1,760,000	1,770,766
5.6% 2/15/41		2,958,000	2,934,993
5.8% 4/1/47		8,637,000	8,673,719
Hess Midstream Partners LP:
5.125% 6/15/28 (b)		2,915,000	2,754,675
5.625% 2/15/26 (b)		5,242,000	5,058,530
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (b)		2,161,000	1,901,680
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		2,885,000	2,841,725
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		1,779,000	1,621,114
KazMunaiGaz National Co.:
3.875% 4/19/22 (b)		480,000	486,360
4.75% 4/24/25 (b)		167,000	176,133
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		3,804,000	3,978,926
3.5% 3/1/21		4,115,000	4,162,679
5.5% 3/1/44		15,589,000	18,630,478
6.55% 9/15/40		686,000	863,705
Kinder Morgan, Inc.:
5% 2/15/21 (b)		3,849,000	3,916,378
5.05% 2/15/46		1,762,000	2,025,246
5.55% 6/1/45		4,783,000	5,857,787
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		2,155,000	1,742,856
Marathon Petroleum Corp. 5.125% 3/1/21		3,694,000	3,778,705
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (b)		185,000	156,153
MEG Energy Corp.:
7% 3/31/24 (b)		986,000	949,025
7.125% 2/1/27 (b)		2,110,000	1,921,408
MPLX LP:
3 month U.S. LIBOR + 0.900% 1.8989% 9/9/21 (c)(e)		3,232,000	3,127,833
3 month U.S. LIBOR + 1.100% 2.0989% 9/9/22 (c)(e)		4,865,000	4,593,560
4.5% 7/15/23		3,588,000	3,767,609
4.8% 2/15/29		2,198,000	2,396,378
4.875% 12/1/24		4,860,000	5,213,915
5.5% 2/15/49		6,593,000	7,464,068
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		880,000	860,750
7.625% 11/8/26 (b)		305,000	279,647
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		4,009,000	871,958
Occidental Petroleum Corp.:
2.6% 8/13/21		3,189,000	3,071,007
2.7% 8/15/22		2,818,000	2,577,625
2.9% 8/15/24		10,367,000	8,241,765
3.2% 8/15/26		1,253,000	914,314
3.4% 4/15/26		530,000	390,875
3.5% 8/15/29		3,946,000	2,653,685
4.3% 8/15/39		1,325,000	785,063
4.4% 4/15/46		1,085,000	652,356
4.4% 8/15/49		1,165,000	690,263
4.5% 7/15/44		17,494,000	10,496,400
4.85% 3/15/21		2,443,000	2,394,140
5.55% 3/15/26		12,101,000	10,285,850
6.2% 3/15/40		730,000	498,225
6.45% 9/15/36		11,901,000	8,538,968
6.6% 3/15/46		10,444,000	7,258,580
7.5% 5/1/31		17,069,000	13,996,580
Pampa Holding SA 7.375% 7/21/23 (b)		612,000	510,829
Pan American Energy LLC 7.875% 5/7/21 (b)		33,333	33,729
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (b)		3,130,000	3,388,914
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		2,702,000	2,573,655
Pemex Project Funding Master Trust:
6.625% 6/15/35		2,802,000	2,236,241
8.625% 2/1/22		375,000	390,586
Petrobras Global Finance BV:
5.093% 1/15/30 (b)		57,119,000	54,434,407
5.6% 1/3/31		120,000	117,966
5.75% 2/1/29		455,000	454,269
6.125% 1/17/22		290,000	301,509
6.25% 3/17/24		1,725,000	1,810,981
6.9% 3/19/49		295,000	293,083
7.25% 3/17/44		16,350,000	16,936,965
8.75% 5/23/26		1,356,000	1,586,096
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		895,000	902,132
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		353,900	11,148
6% 5/16/24 (b)(d)		1,847,331	58,191
6% 11/15/26 (b)(d)		1,619,833	51,025
12.75% 2/17/22 (b)(d)		98,000	3,087
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 4.4181% 3/11/22 (c)(e)		515,000	489,629
2.5% 11/24/22 (Reg. S)	EUR	1,702,000	1,738,161
2.75% 4/21/27 (Reg. S)	EUR	1,655,000	1,486,355
3.5% 1/30/23		890,000	840,605
3.625% 11/24/25 (Reg. S)	EUR	899,000	885,979
3.75% 2/21/24 (Reg. S)	EUR	5,084,000	5,246,686
4.5% 1/23/26		13,054,000	11,126,446
4.875% 1/24/22		740,000	729,714
4.875% 1/18/24		3,884,000	3,639,308
5.375% 3/13/22		320,000	314,816
5.5% 1/21/21		235,000	235,000
5.95% 1/28/31 (b)		31,680,000	25,621,200
6.35% 2/12/48		31,726,000	23,135,196
6.49% 1/23/27 (b)		14,935,000	13,124,131
6.5% 3/13/27		33,349,000	29,451,336
6.5% 6/2/41		410,000	312,785
6.75% 9/21/47		17,958,000	13,939,898
6.84% 1/23/30 (b)		38,057,000	32,538,499
6.95% 1/28/60 (b)		15,328,000	11,710,592
7.69% 1/23/50 (b)		30,438,000	25,339,635
Petronas Capital Ltd. 3.5% 4/21/30 (b)		475,000	525,906
Phillips 66 Co.:
3.7% 4/6/23		1,014,000	1,083,469
3.85% 4/9/25		1,307,000	1,438,200
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		2,689,000	2,539,715
3.6% 11/1/24		2,794,000	2,792,000
3.65% 6/1/22		2,592,000	2,597,264
PT Adaro Indonesia 4.25% 10/31/24 (b)		1,400,000	1,269,188
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22		4,110,000	4,329,356
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (b)		17,428,000	19,076,781
Sanchez Energy Corp. 7.25% 2/15/23 (b)(d)		4,592,000	45,920
Saudi Arabian Oil Co.:
3.5% 4/16/29 (b)		2,385,000	2,546,733
4.25% 4/16/39 (b)		2,005,000	2,182,443
4.375% 4/16/49 (b)		1,805,000	1,993,397
Southwestern Energy Co. 6.2% 1/23/25 (c)		12,453,000	11,185,285
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		18,419,000	18,296,128
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		690,000	700,136
5.5% 2/15/26		490,000	492,450
5.875% 3/15/28		1,270,000	1,285,875
6% 4/15/27		60,000	61,589
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		2,945,000	2,879,297
5.125% 2/1/25		3,606,000	3,591,396
5.875% 4/15/26		2,110,000	2,146,925
6.75% 3/15/24		3,259,000	3,313,996
Tecpetrol SA 4.875% 12/12/22 (b)		265,000	239,245
The Williams Companies, Inc.:
3.5% 11/15/30		18,443,000	19,315,417
4.55% 6/24/24		12,340,000	13,377,614
5.75% 6/24/44		6,964,000	8,124,964
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (b)		2,221,000	2,363,479
3.95% 5/15/50 (b)		7,166,000	7,605,266
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		792,000	652,039
Tullow Oil PLC:
6.25% 4/15/22 (b)		3,520,000	2,314,400
6.25% 4/15/22 (Reg. S)		1,095,000	719,963
Valero Energy Corp.:
2.7% 4/15/23		3,592,000	3,716,456
2.85% 4/15/25		2,066,000	2,171,971
Viper Energy Partners LP 5.375% 11/1/27 (b)		3,400,000	3,374,500
Western Gas Partners LP:
3.1% 2/1/25		1,080,000	1,005,070
3.95% 6/1/25		1,764,000	1,639,991
4% 7/1/22		555,000	545,632
4.05% 2/1/30		1,825,000	1,637,390
4.65% 7/1/26		3,444,000	3,212,288
4.75% 8/15/28		2,108,000	1,907,740
5.25% 2/1/50		305,000	246,959
5.3% 3/1/48		1,080,000	842,400
Williams Partners LP:
3.6% 3/15/22		3,926,000	4,040,044
3.9% 1/15/25		9,678,000	10,351,947
4% 11/15/21		3,676,000	3,785,232
4% 9/15/25		1,089,000	1,174,478
4.125% 11/15/20		871,000	873,375
4.3% 3/4/24		14,855,000	15,973,361
4.5% 11/15/23		2,658,000	2,855,585
YPF SA:
8.5% 3/23/21 (b)		1,230,000	910,200
8.5% 3/23/21 (Reg. S)		3,095,000	2,290,300
8.5% 6/27/29 (b)		305,000	187,670
8.75% 4/4/24 (b)		3,616,000	2,487,446
			905,160,908
TOTAL ENERGY			925,406,199
FINANCIALS - 14.7%
Banks - 5.6%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (c)		2,000,000	2,059,635
AIB Group PLC 1.875% 11/19/29 (Reg. S) (c)	EUR	1,600,000	1,658,131
Akbank TAS:
5.125% 3/31/25 (b)		165,000	153,863
7.2% 3/16/27 (b)(c)		738,000	695,334
Alfa Bond Issuance PLC 5.95% 4/15/30 (b)(c)		330,000	320,513
Alpha Bank AE 4.25% 2/13/30 (Reg. S) (c)	EUR	900,000	753,850
Banco BMG SA 8.875% 8/5/20 (b)		25,000	24,219
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		143,000	138,218
Banco Do Brasil SA 8.5% (b)(c)(h)		290,000	293,444
Banco Macro SA 6.75% 11/4/26 (b)(c)		1,275,000	912,023
Bank Ireland Group PLC:
2.375% 10/14/29 (Reg. S) (c)	EUR	2,600,000	2,759,256
3.125% 9/19/27 (Reg. S) (c)	GBP	1,700,000	2,066,139
Bank of America Corp.:
3.004% 12/20/23 (c)		5,145,000	5,376,065
3.3% 1/11/23		327,000	346,082
3.419% 12/20/28 (c)		8,456,000	9,200,394
3.5% 4/19/26		7,461,000	8,267,730
3.705% 4/24/28 (c)		11,813,000	13,005,241
3.864% 7/23/24 (c)		24,740,000	26,784,125
3.95% 4/21/25		6,226,000	6,802,519
4.1% 7/24/23		4,167,000	4,556,406
4.2% 8/26/24		14,710,000	16,222,562
4.25% 10/22/26		5,344,000	5,999,816
4.45% 3/3/26		3,050,000	3,434,854
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		505,000	442,506
Barclays Bank PLC 1.7% 5/12/22		6,251,000	6,336,370
Barclays PLC:
2% 2/7/28 (Reg. S) (c)	EUR	1,600,000	1,724,638
2.625% 11/11/25 (Reg. S) (c)	EUR	2,900,000	3,199,012
2.852% 5/7/26 (c)		17,739,000	18,173,225
3.25% 1/12/21		7,664,000	7,756,964
3.932% 5/7/25 (c)		3,410,000	3,631,040
4.375% 1/12/26		9,104,000	10,012,943
5.088% 6/20/30 (c)		14,797,000	16,489,939
5.2% 5/12/26		6,970,000	7,650,969
Biz Finance PLC 9.625% 4/27/22 (b)		690,667	697,142
BTA Bank JSC 5.5% 12/21/22 (b)		971,390	963,801
Capital One NA 2.15% 9/6/22		7,923,000	8,022,865
CBOM Finance PLC:
4.7% 1/29/25 (b)		190,000	182,519
5.55% 2/14/23 (b)		522,000	526,241
Citigroup, Inc.:
2.75% 4/25/22		9,073,000	9,359,243
3.142% 1/24/23(c)		8,277,000	8,517,098
3.352% 4/24/25 (c)		9,970,000	10,606,337
4.05% 7/30/22		1,925,000	2,034,745
4.3% 11/20/26		4,442,000	4,943,713
4.4% 6/10/25		18,137,000	20,062,189
4.412% 3/31/31 (c)		22,342,000	25,732,076
4.45% 9/29/27		10,486,000	11,657,481
4.6% 3/9/26		4,812,000	5,388,813
5.5% 9/13/25		8,473,000	9,910,782
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		5,802,000	6,053,580
Commerzbank AG 4% 12/5/30 (Reg. S) (c)	EUR	600,000	662,880
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)		5,339,000	5,523,160
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25		7,059,000	7,665,381
3.8% 9/15/22		11,142,000	11,762,183
3.8% 6/9/23		13,301,000	14,120,048
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	990,000	1,181,471
Danske Bank A/S:
0.5% 8/27/25 (Reg. S) (c)	EUR	1,670,000	1,785,564
1.375% 5/24/22 (Reg. S)	EUR	1,400,000	1,559,761
2.25% 1/14/28 (Reg. S) (c)	GBP	2,290,000	2,773,900
5% 1/12/22 (b)		3,390,000	3,551,795
5.375% 1/12/24 (Reg. S)		4,000,000	4,370,052
Development Bank of Mongolia 7.25% 10/23/23 (b)		159,000	137,734
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		175,000	170,242
Discover Bank 4.2% 8/8/23		6,479,000	6,915,409
Fidelity Bank PLC 10.5% 10/16/22 (b)		229,000	224,134
Fifth Third Bancorp 8.25% 3/1/38		1,694,000	2,543,766
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		1,424,000	1,406,200
HAT Holdings I LLC/HAT Holdings II LLC:
5.25% 7/15/24 (b)		375,000	379,688
6% 4/15/25 (b)		390,000	402,675
HSBC Holdings PLC:
4.25% 3/14/24		2,247,000	2,393,740
4.95% 3/31/30		3,002,000	3,524,384
Huntington Bancshares, Inc. 7% 12/15/20		1,035,000	1,065,769
Intesa Sanpaolo SpA:
3.875% 7/14/27 (b)		3,181,000	3,170,235
5.017% 6/26/24 (b)		2,332,000	2,338,324
5.71% 1/15/26 (b)		15,409,000	15,847,390
Itau Unibanco Holding SA 6.2% 12/21/21 (Reg. S)		356,000	368,905
JPMorgan Chase & Co.:
2.95% 10/1/26		6,707,000	7,230,690
2.956% 5/13/31 (c)		9,435,000	9,713,296
3.25% 9/23/22		6,686,000	7,045,847
3.797% 7/23/24 (c)		25,215,000	27,095,744
3.875% 9/10/24		12,990,000	14,274,676
4.125% 12/15/26		11,765,000	13,277,127
4.25% 10/15/20		2,539,000	2,574,892
4.452% 12/5/29 (c)		20,700,000	24,162,976
4.493% 3/24/31 (c)		30,800,000	36,580,764
4.5% 1/24/22		8,001,000	8,505,656
4.625% 5/10/21		2,497,000	2,592,615
Luminor Bank A/S Estonia 1.375% 10/21/22 (Reg. S)	EUR	830,000	907,512
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	7,258,000	8,113,172
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		366,000	369,660
Rabobank Nederland 4.375% 8/4/25		9,413,000	10,427,584
Regions Financial Corp. 2.25% 5/18/25		14,229,000	14,495,951
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (c)		10,170,000	10,409,442
3.622% 8/14/30 (Reg. S) (c)	GBP	800,000	1,006,377
4.8% 4/5/26		9,111,000	10,206,749
5.125% 5/28/24		25,230,000	27,144,535
6% 12/19/23		41,587,000	45,819,618
6.1% 6/10/23		15,243,000	16,644,760
6.125% 12/15/22		15,445,000	16,672,911
Royal Bank of Scotland PLC 2.375% 5/21/23 (b)		18,955,000	19,117,577
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		770,000	756,766
TBC Bank JSC 5.75% 6/19/24 (b)		190,000	186,319
Turkiye Garanti Bankasi A/S:
6.125% 5/24/27 (b)(c)		775,000	704,523
6.25% 4/20/21 (Reg. S)		1,700,000	1,727,625
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (b)		973,000	948,979
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (c)	EUR	3,350,000	3,272,427
6.572% 1/14/22 (b)		14,802,000	15,427,168
Wells Fargo & Co.:
2.406% 10/30/25 (c)		9,442,000	9,690,960
4.478% 4/4/31 (c)		30,867,000	36,060,496
5.013% 4/4/51 (c)		44,319,000	58,310,568
Westpac Banking Corp. 4.11% 7/24/34 (c)		7,550,000	8,119,245
			877,346,647
Capital Markets - 3.7%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		7,624,000	8,187,167
4.25% 2/15/24		5,321,000	5,725,332
Ares Capital Corp. 4.2% 6/10/24		17,909,000	17,134,457
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)		21,556,000	22,042,274
3.869% 1/12/29 (b)(c)		6,719,000	7,246,137
4.194% 4/1/31 (b)(c)		20,176,000	22,377,327
4.207% 6/12/24 (b)(c)		10,289,000	10,987,790
5.75% 9/18/25 (Reg. S) (c)	EUR	2,615,000	2,928,145
6.5% 8/8/23 (Reg. S)		7,665,000	8,277,893
Deutsche Bank AG:
1.625% 1/20/27 (Reg. S)	EUR	3,400,000	3,615,360
4.5% 4/1/25		29,242,000	28,822,448
Deutsche Bank AG London Branch 4.1% 1/13/26		3,085,000	3,185,619
Deutsche Bank AG New York Branch:
3.15% 1/22/21		10,419,000	10,427,932
3.3% 11/16/22		17,274,000	17,434,980
5% 2/14/22		15,300,000	15,776,156
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)		36,646,000	37,442,074
3.2% 2/23/23		6,170,000	6,488,228
3.691% 6/5/28 (c)		72,922,000	79,690,138
3.75% 5/22/25		7,259,000	7,904,845
3.8% 3/15/30		36,810,000	40,694,281
4.25% 10/21/25		2,860,000	3,178,286
6.75% 10/1/37		3,974,000	5,495,678
Intercontinental Exchange, Inc. 2.75% 12/1/20		2,355,000	2,382,374
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	445,000	578,782
Moody's Corp.:
3.25% 1/15/28		4,181,000	4,612,788
3.75% 3/24/25		10,682,000	11,912,400
4.875% 2/15/24		3,926,000	4,407,642
Morgan Stanley:
3.125% 1/23/23		4,718,000	4,980,712
3.125% 7/27/26		39,505,000	42,798,719
3.622% 4/1/31 (c)		21,065,000	23,389,177
3.7% 10/23/24		13,602,000	14,925,100
3.737% 4/24/24 (c)		45,366,000	48,433,319
3.95% 4/23/27		1,143,000	1,272,653
4.431% 1/23/30 (c)		8,668,000	10,141,200
4.875% 11/1/22		9,523,000	10,331,339
5% 11/24/25		15,462,000	17,793,406
5.75% 1/25/21		7,215,000	7,453,499
State Street Corp.:
2.825% 3/30/23 (b)(c)		1,428,000	1,476,629
2.901% 3/30/26 (b)(c)		1,340,000	1,440,396
3.152% 3/30/31 (b)(c)		913,000	1,011,028
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	9,037,000	10,215,099
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		6,852,000	7,647,349
			592,266,158
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24		12,392,000	10,275,471
3.5% 5/26/22		2,714,000	2,516,317
4.125% 7/3/23		7,415,000	6,601,479
4.45% 12/16/21		5,769,000	5,475,571
4.45% 4/3/26		6,213,000	5,160,344
4.875% 1/16/24		9,923,000	8,872,313
Ally Financial, Inc.:
5.125% 9/30/24		4,357,000	4,534,025
5.75% 11/20/25		10,825,000	11,258,000
5.8% 5/1/25		11,179,000	12,221,106
8% 11/1/31		7,279,000	9,185,079
Capital One Financial Corp.:
2.6% 5/11/23		16,326,000	16,764,293
3.65% 5/11/27		29,451,000	30,730,298
3.8% 1/31/28		11,662,000	12,251,144
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		335,000	321,809
Discover Financial Services:
3.85% 11/21/22		12,648,000	13,099,384
3.95% 11/6/24		5,349,000	5,666,042
4.1% 2/9/27		8,791,000	9,116,179
4.5% 1/30/26		9,265,000	9,922,765
5.2% 4/27/22		4,553,000	4,795,750
Ford Motor Credit Co. LLC:
3.087% 1/9/23		1,840,000	1,740,640
4.063% 11/1/24		42,632,000	40,074,080
4.535% 3/6/25	GBP	650,000	698,481
5.085% 1/7/21		5,916,000	5,849,445
5.584% 3/18/24		18,381,000	18,283,581
5.596% 1/7/22		12,239,000	12,208,403
Navient Corp.:
7.25% 1/25/22		1,424,000	1,416,880
7.25% 9/25/23		1,852,000	1,777,920
Shriram Transport Finance Co. Ltd. 5.1% 7/16/23 (b)		235,000	190,644
Springleaf Finance Corp.:
6.875% 3/15/25		3,185,000	3,144,232
7.125% 3/15/26		755,000	743,675
Synchrony Financial:
2.85% 7/25/22		3,141,000	3,082,881
3.75% 8/15/21		2,689,000	2,729,730
3.95% 12/1/27		14,204,000	13,585,707
4.25% 8/15/24		2,707,000	2,705,335
4.375% 3/19/24		11,497,000	11,603,182
5.15% 3/19/29		21,450,000	21,947,700
Toyota Motor Credit Corp.:
2.9% 3/30/23		16,253,000	17,100,088
3% 4/1/25		14,866,000	16,166,186
3.375% 4/1/30		4,824,000	5,414,060
			359,230,219
Diversified Financial Services - 0.7%
1MDB Global Investments Ltd. 4.4% 3/9/23		4,200,000	3,885,656
AXA Equitable Holdings, Inc. 3.9% 4/20/23		1,852,000	1,955,256
Brixmor Operating Partnership LP:
3.25% 9/15/23		9,261,000	9,163,357
3.85% 2/1/25		5,199,000	5,215,373
3.875% 8/15/22		7,631,000	7,774,363
4.125% 6/15/26		8,538,000	8,712,269
4.125% 5/15/29		10,374,000	10,019,194
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,438,000	633,169
Financial & Risk U.S. Holdings, Inc.:
6.25% 5/15/26 (b)		660,000	704,550
8.25% 11/15/26 (b)		3,730,000	4,075,025
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24		2,955,000	2,851,575
5.25% 5/15/27		3,085,000	2,938,463
6.25% 5/15/26		2,185,000	2,196,362
6.375% 12/15/25		2,559,000	2,584,820
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		3,695,000	3,491,775
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		1,198,000	1,014,842
5.5% 2/15/24 (b)		13,359,000	11,474,990
Pine Str Trust Ii 5.568% 2/15/49 (b)		11,300,000	11,985,175
Pine Street Trust I 4.572% 2/15/29 (b)		11,350,000	12,133,188
Sasol Financing International PLC 4.5% 11/14/22		355,000	299,105
Turkiye Sinai Kalkinma Bankasi A/S 6% 1/23/25 (b)		530,000	498,034
Voya Financial, Inc. 3.125% 7/15/24		5,010,000	5,186,887
			108,793,428
Insurance - 2.4%
AFLAC, Inc. 3.6% 4/1/30		5,028,000	5,805,126
AIA Group Ltd. 3.375% 4/7/30 (b)		15,590,000	16,789,291
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (b)		9,060,000	9,240,656
American International Group, Inc.:
2.5% 6/30/25		30,600,000	31,652,173
3.3% 3/1/21		3,489,000	3,549,828
3.4% 6/30/30		30,600,000	32,109,946
3.875% 1/15/35		6,911,000	7,523,535
4.875% 6/1/22		6,603,000	7,103,582
AmWINS Group, Inc. 7.75% 7/1/26 (b)		5,965,000	6,399,849
Aon Corp. 5% 9/30/20		1,399,000	1,418,970
Cloverie PLC 4.5% 9/11/44 (Reg. S) (c)		2,620,000	2,644,492
Demeter Investments BV 5.75% 8/15/50 (Reg. S) (c)		850,000	907,409
Direct Line Insurance Group PLC 4% 6/5/32 (Reg. S)	GBP	270,000	332,130
Five Corners Funding Trust II 2.85% 5/15/30 (b)		20,881,000	21,326,140
HUB International Ltd. 7% 5/1/26 (b)		2,750,000	2,824,443
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		4,589,000	5,172,434
Marsh & McLennan Companies, Inc.:
2.25% 11/15/30		5,268,000	5,336,218
4.375% 3/15/29		7,831,000	9,244,277
4.75% 3/15/39		3,593,000	4,511,425
4.8% 7/15/21		2,573,000	2,664,698
4.9% 3/15/49		7,151,000	9,529,019
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)		13,219,000	12,547,273
MetLife, Inc. 3.048% 12/15/22(c)		4,512,000	4,799,287
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 0.56% 5/28/21 (b)(c)(e)		55,417,000	55,141,730
3% 1/10/23 (b)		2,866,000	3,020,927
New York Life Insurance Co. 3.75% 5/15/50 (b)		3,758,000	4,219,875
Pacific LifeCorp 5.125% 1/30/43 (b)		12,258,000	13,055,854
Pension Insurance Corp. PLC 4.625% 5/7/31 (Reg. S)	GBP	370,000	474,634
Pricoa Global Funding I 5.375% 5/15/45 (c)		6,348,000	6,538,440
Progressive Corp. 3.2% 3/26/30		1,809,000	2,030,897
QBE Insurance Group Ltd. 5.875% (b)(c)(h)		2,110,000	2,159,585
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)		4,600,000	5,064,968
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)		8,720,000	8,915,842
4.9% 9/15/44 (b)		6,563,000	8,190,696
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		2,195,000	2,414,151
Unum Group:
3.875% 11/5/25		7,835,000	7,880,634
4% 3/15/24		7,259,000	7,515,172
4% 6/15/29		8,872,000	8,770,035
4.5% 3/15/25		15,155,000	15,740,465
5.625% 9/15/20		3,044,000	3,081,626
5.75% 8/15/42		9,271,000	9,097,709
USI, Inc. 6.875% 5/1/25 (b)		6,585,000	6,746,925
			373,492,366
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		699,000	601,140
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 3.622% 4/26/23 (b)(c)		3,400,000	3,500,430
Quicken Loans, Inc. 5.25% 1/15/28 (b)		2,485,000	2,507,837
			6,008,267
TOTAL FINANCIALS			2,317,738,225
HEALTH CARE - 2.8%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22 (b)		17,547,000	18,256,826
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.894% 6/6/22		5,000,000	5,194,150
Hologic, Inc.:
4.375% 10/15/25 (b)		1,356,000	1,386,225
4.625% 2/1/28 (b)		252,000	260,820
Teleflex, Inc.:
4.25% 6/1/28 (b)		680,000	700,400
4.875% 6/1/26		2,531,000	2,606,930
			10,148,525
Health Care Providers & Services - 2.0%
Aetna, Inc. 2.75% 11/15/22		729,000	755,663
Anthem, Inc. 3.3% 1/15/23		2,338,000	2,481,236
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (b)		530,000	551,200
Centene Corp.:
3.375% 2/15/30		7,780,000	7,834,460
4.25% 12/15/27		12,630,000	13,193,551
4.625% 12/15/29		13,170,000	14,177,505
4.75% 1/15/25		7,540,000	7,785,050
5.25% 4/1/25 (b)		3,255,000	3,350,599
5.375% 6/1/26 (b)		2,125,000	2,247,188
5.375% 8/15/26 (b)		3,636,000	3,841,107
Cigna Corp.:
3.75% 7/15/23		5,944,000	6,467,244
4.125% 9/15/20 (b)		2,717,000	2,738,836
4.125% 11/15/25		6,870,000	7,827,619
4.375% 10/15/28		11,163,000	13,100,801
4.8% 8/15/38		6,950,000	8,668,596
4.9% 12/15/48		6,944,000	9,157,165
Community Health Systems, Inc.:
6.25% 3/31/23		3,427,000	3,324,190
8% 3/15/26 (b)		5,620,000	5,490,038
8.625% 1/15/24 (b)		4,972,000	4,996,860
CVS Health Corp.:
3% 8/15/26		1,290,000	1,409,004
3.25% 8/15/29		2,964,000	3,204,735
3.625% 4/1/27		3,769,000	4,136,751
3.7% 3/9/23		3,266,000	3,498,692
3.75% 4/1/30		7,178,000	8,033,509
4% 12/5/23		3,094,000	3,372,375
4.1% 3/25/25		27,456,000	30,684,693
4.125% 4/1/40		4,998,000	5,765,752
4.25% 4/1/50		1,418,000	1,662,467
4.3% 3/25/28		23,650,000	26,966,538
4.78% 3/25/38		10,528,000	12,818,913
5.05% 3/25/48		15,479,000	19,872,752
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)(f)		2,395,000	2,389,013
HCA Holdings, Inc.:
4.75% 5/1/23		216,000	233,716
5% 3/15/24		2,314,000	2,549,382
5.375% 2/1/25		2,255,000	2,475,291
5.875% 2/15/26		1,386,000	1,551,530
Sabra Health Care LP:
3.9% 10/15/29		190,000	160,317
5.125% 8/15/26		2,780,000	2,705,776
Tenet Healthcare Corp.:
4.625% 7/15/24		1,089,000	1,102,613
4.875% 1/1/26 (b)		1,346,000	1,383,298
5.125% 5/1/25		1,597,000	1,620,636
6.25% 2/1/27 (b)		2,564,000	2,653,740
6.75% 6/15/23		3,977,000	4,165,908
7% 8/1/25		4,662,000	4,684,331
7.5% 4/1/25 (b)		4,575,000	4,986,750
8.125% 4/1/22		9,440,000	9,864,800
Toledo Hospital:
5.325% 11/15/28		3,971,000	4,143,304
6.015% 11/15/48		7,532,000	8,039,107
UnitedHealth Group, Inc.:
2.75% 5/15/40		4,375,000	4,546,628
2.9% 5/15/50		3,991,000	4,145,452
3.125% 5/15/60		7,700,000	8,104,527
Vizient, Inc. 6.25% 5/15/27 (b)		225,000	236,054
			311,157,262
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (b)		2,570,000	2,679,225
Life Sciences Tools & Services - 0.1%
Avantor, Inc. 6% 10/1/24 (b)		1,062,000	1,114,877
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (b)		280,000	282,363
5.5% 4/1/26 (b)		715,000	746,596
Eurofins Scientific SA 3.75% 7/17/26 (Reg. S)	EUR	1,700,000	1,939,704
Thermo Fisher Scientific, Inc.:
4.133% 3/25/25		6,440,000	7,320,621
4.497% 3/25/30		3,346,000	4,088,312
			15,492,473
Pharmaceuticals - 0.6%
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	7,460,000	8,260,271
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		12,738,000	14,260,687
Catalent Pharma Solutions 4.875% 1/15/26 (b)		1,860,000	1,901,850
Elanco Animal Health, Inc.:
4.662% 8/27/21 (c)		1,833,000	1,865,078
5.022% 8/28/23 (c)		5,786,000	6,110,119
5.65% 8/28/28 (c)		2,437,000	2,692,885
Mylan NV:
3.15% 6/15/21		7,707,000	7,848,853
3.95% 6/15/26		4,038,000	4,393,613
4.55% 4/15/28		7,694,000	8,639,277
Perrigo Finance PLC 3.5% 12/15/21		559,000	557,392
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		381,000	364,808
3.65% 11/10/21		134,000	132,743
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	2,831,820	3,125,355
1.25% 3/31/23 (Reg. S)	EUR	1,400,000	1,464,089
2.2% 7/21/21		1,411,000	1,383,415
2.8% 7/21/23		8,308,000	7,851,060
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		4,653,000	4,806,642
5.75% 8/15/27 (b)		1,980,000	2,118,996
5.875% 5/15/23 (b)		87,000	86,946
6.125% 4/15/25 (b)		2,625,000	2,663,824
7% 3/15/24 (b)		4,245,000	4,392,684
9% 12/15/25 (b)		352,000	385,000
Zoetis, Inc.:
3.25% 2/1/23		1,775,000	1,853,054
3.45% 11/13/20		1,880,000	1,897,230
			89,055,871
TOTAL HEALTH CARE			446,790,182
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.6%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		3,311,000	3,579,642
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		3,606,000	3,422,779
Bombardier, Inc.:
6.125% 1/15/23 (b)		2,565,000	1,559,520
7.5% 3/15/25 (b)		1,091,000	662,783
7.875% 4/15/27 (b)		1,060,000	638,650
BWX Technologies, Inc. 5.375% 7/15/26 (b)		3,692,000	3,794,933
Embraer Overseas Ltd. 5.696% 9/16/23 (b)		175,000	168,875
Embraer SA 5.15% 6/15/22		380,000	378,100
Moog, Inc. 4.25% 12/15/27 (b)		2,545,000	2,428,032
Rolls-Royce PLC 3.375% 6/18/26	GBP	4,530,000	5,003,933
Thales SA 1% 5/15/28 (Reg. S)	EUR	1,900,000	2,116,561
The Boeing Co.:
5.04% 5/1/27		7,640,000	8,111,111
5.15% 5/1/30		7,640,000	8,158,248
5.705% 5/1/40		7,640,000	8,362,400
5.805% 5/1/50		7,600,000	8,602,588
5.93% 5/1/60		7,640,000	8,844,207
TransDigm UK Holdings PLC 6.875% 5/15/26		855,000	793,337
TransDigm, Inc.:
5.5% 11/15/27 (b)		11,270,000	10,227,525
6.25% 3/15/26 (b)		6,890,000	7,045,025
6.375% 6/15/26		800,000	744,000
6.5% 5/15/25		3,397,000	3,286,598
7.5% 3/15/27		790,000	777,455
8% 12/15/25 (b)		4,450,000	4,806,000
			93,512,302
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		5,518,000	4,102,633
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		2,308,000	2,413,303
XPO Logistics, Inc. 6.25% 5/1/25 (b)		3,590,000	3,746,524
			10,262,460
Airlines - 0.0%
Aerovias de Mexico SA de CV 7% 2/5/25 (b)		210,000	50,072
Azul Investments LLP 5.875% 10/26/24 (b)		1,262,000	468,518
			518,590
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		4,435,000	4,435,000
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		563,000	408,879
			4,843,879
Commercial Services & Supplies - 0.1%
APX Group, Inc. 7.625% 9/1/23		181,000	164,710
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		1,395,000	1,231,088
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		2,281,000	2,230,157
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (b)		4,991,000	5,009,716
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		3,231,000	3,225,992
			11,861,663
Construction & Engineering - 0.1%
AECOM:
5.125% 3/15/27		5,008,000	5,313,788
5.875% 10/15/24		2,678,000	2,870,013
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(d)		935,000	16,070
7.125% 6/26/42 (b)(d)		1,399,000	20,161
			8,220,032
Electrical Equipment - 0.0%
Philips Lighting NV 2.375% 5/11/27 (Reg. S)	EUR	850,000	954,840
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,329,000	1,484,846
			2,439,686
Industrial Conglomerates - 0.0%
3M Co.:
2.65% 4/15/25		941,000	1,015,747
3.05% 4/15/30		759,000	846,953
3.7% 4/15/50		936,000	1,128,656
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		185,000	183,959
			3,175,315
Machinery - 0.1%
Deere & Co.:
2.75% 4/15/25		1,870,000	2,027,601
3.1% 4/15/30		4,968,000	5,578,838
3.75% 4/15/50		1,521,000	1,835,054
			9,441,493
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		930,000	886,169
Thomson Reuters Corp. 3.85% 9/29/24		1,266,000	1,362,643
			2,248,812
Road & Rail - 0.2%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	2,765,000	3,211,028
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)		12,030,000	9,210,061
3.625% 5/1/22 (b)		3,132,000	2,786,851
3.95% 7/1/24 (b)		4,160,000	3,432,701
4.375% 5/1/26 (b)		5,080,000	3,969,944
5.125% 10/1/23 (b)		2,190,000	1,850,838
5.25% 5/15/24 (b)		8,295,000	7,000,931
CSX Corp. 3.8% 4/15/50		2,959,000	3,438,255
JSC Georgian Railway 7.75% 7/11/22 (b)		196,000	196,796
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		406,500	408,024
			35,505,429
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23		2,669,000	2,489,375
3% 9/15/23		1,163,000	1,069,691
3.375% 6/1/21		3,808,000	3,667,058
3.75% 2/1/22		9,580,000	9,137,630
3.875% 4/1/21		4,214,000	4,121,097
4.25% 2/1/24		11,266,000	10,568,601
4.25% 9/15/24		4,366,000	4,050,862
FLY Leasing Ltd.:
5.25% 10/15/24		5,827,000	4,545,060
6.375% 10/15/21		2,178,000	1,908,473
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	132,000	156,771
4.5% 9/7/23 (Reg. S)	GBP	1,024,000	1,207,731
			42,922,349
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 9.375% 2/1/27 pay-in-kind (b)(c)		1,973,000	1,233,125
DP World Crescent Ltd. 3.875% 7/18/29 (Reg. S)		200,000	191,438
DP World Ltd. 5.625% 9/25/48 (b)		240,000	239,621
Heathrow Funding Ltd. 7.125% 2/14/24	GBP	2,150,000	2,964,735
			4,628,919
TOTAL INDUSTRIALS			229,580,929
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.0%
CommScope, Inc.:
5.5% 3/1/24 (b)		350,000	359,958
6% 3/1/26 (b)		350,000	368,046
HTA Group Ltd. 9.125% 3/8/22 (b)		930,000	933,488
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		1,155,000	1,122,516
SSL Robotics LLC 9.75% 12/31/23 (b)		450,000	488,250
			3,272,258
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (b)		871,000	887,335
5.45% 6/15/23 (b)		9,000,000	9,663,318
5.85% 7/15/25 (b)		2,748,000	3,075,733
6.02% 6/15/26 (b)		3,119,000	3,522,896
6.1% 7/15/27 (b)		5,045,000	5,666,501
6.2% 7/15/30 (b)		4,367,000	4,972,402
TTM Technologies, Inc. 5.625% 10/1/25 (b)		7,860,000	7,922,959
			35,711,144
IT Services - 0.2%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		7,400,000	7,427,306
Camelot Finance SA 4.5% 11/1/26 (b)		2,375,000	2,386,163
Gartner, Inc. 5.125% 4/1/25 (b)		485,000	494,899
MasterCard, Inc.:
3.3% 3/26/27		1,500,000	1,700,924
3.35% 3/26/30		2,087,000	2,415,736
3.85% 3/26/50		1,790,000	2,269,213
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (b)(f)		635,000	666,750
Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		9,565,000	9,995,425
Tempo Acquisition LLC:
5.75% 6/1/25 (b)		1,645,000	1,716,969
6.75% 6/1/25 (b)		6,692,000	6,658,540
			35,731,925
Semiconductors & Semiconductor Equipment - 0.3%
Entegris, Inc. 4.375% 4/15/28 (b)		2,120,000	2,166,682
Micron Technology, Inc. 2.497% 4/24/23		15,434,000	15,801,765
NVIDIA Corp.:
2.85% 4/1/30		4,182,000	4,594,867
3.5% 4/1/40		4,521,000	5,177,241
3.5% 4/1/50		9,055,000	10,280,940
3.7% 4/1/60		1,782,000	2,102,312
NXP BV/NXP Funding LLC 4.125% 6/1/21 (b)		768,000	790,253
Qorvo, Inc. 5.5% 7/15/26		1,546,000	1,619,435
			42,533,495
Software - 0.8%
Ascend Learning LLC:
6.875% 8/1/25 (b)		1,025,000	1,017,528
6.875% 8/1/25 (b)		3,430,000	3,412,850
Boxer Parent Co., Inc. 7.125% 10/2/25 (b)(f)		595,000	621,775
CDK Global, Inc.:
5.25% 5/15/29 (b)		435,000	443,700
5.875% 6/15/26		2,542,000	2,675,455
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		5,489,000	5,550,751
Fair Isaac Corp. 5.25% 5/15/26 (b)		3,301,000	3,559,072
Nortonlifelock, Inc. 5% 4/15/25 (b)		6,576,000	6,707,520
Nuance Communications, Inc. 5.625% 12/15/26		1,967,000	2,085,571
Oracle Corp.:
2.5% 4/1/25		14,371,000	15,274,897
2.8% 4/1/27		14,371,000	15,582,660
2.95% 4/1/30		14,400,000	15,800,104
3.6% 4/1/40		14,370,000	15,889,784
3.6% 4/1/50		14,370,000	16,008,989
3.85% 4/1/60		14,400,000	16,450,209
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		2,841,000	2,887,166
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		3,330,000	3,497,532
			127,465,563
TOTAL INFORMATION TECHNOLOGY			244,714,385
MATERIALS - 0.8%
Chemicals - 0.3%
CF Industries Holdings, Inc. 5.15% 3/15/34		102,000	107,610
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (b)		12,132,000	13,557,623
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.4905% 6/15/22 (b)(c)(e)		7,688,000	6,630,436
6.875% 6/15/25 (b)		363,000	309,919
Element Solutions, Inc. 5.875% 12/1/25 (b)		3,141,000	3,226,781
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	2,852,000	3,061,465
Nufarm Australia Ltd. 5.75% 4/30/26 (b)		3,469,000	3,376,829
OCP SA 6.875% 4/25/44 (b)		150,000	168,656
Olin Corp.:
5% 2/1/30		1,105,000	950,300
5.125% 9/15/27		2,087,000	1,857,430
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		1,317,000	1,259,793
SABIC Capital II BV 4% 10/10/23 (b)		902,000	943,718
The Chemours Co. LLC:
5.375% 5/15/27		3,035,000	2,727,524
7% 5/15/25		3,230,000	3,141,175
Valvoline, Inc.:
4.25% 2/15/30 (b)		4,235,000	4,224,413
4.375% 8/15/25 (b)		2,695,000	2,735,425
4.375% 8/15/25		1,395,000	1,415,925
W. R. Grace & Co.-Conn. 5.125% 10/1/21 (b)		1,774,000	1,820,780
			51,515,802
Construction Materials - 0.0%
CEMEX Finance LLC 6% 4/1/24 (b)		218,000	216,774
CEMEX S.A.B. de CV:
3.125% 3/19/26 (Reg. S)	EUR	1,850,000	1,833,473
7.75% 4/16/26 (b)		346,000	360,697
			2,410,944
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)		1,370,000	1,374,727
6% 2/15/25 (b)		8,567,000	8,832,149
Berry Global, Inc. 4.875% 7/15/26 (b)		1,995,000	2,085,413
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		908,000	943,530
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (b)		3,280,000	3,308,766
7.875% 7/15/26 (b)		2,070,000	2,070,000
OI European Group BV 4% 3/15/23 (b)		1,960,000	1,935,500
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		1,426,000	1,429,565
Silgan Holdings, Inc. 4.75% 3/15/25		1,069,000	1,093,053
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)		3,769,000	3,953,945
8.5% 8/15/27 (b)		565,000	596,075
			27,622,723
Metals & Mining - 0.3%
Allegheny Technologies, Inc. 5.875% 12/1/27		4,605,000	3,776,100
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		2,547,000	2,578,073
6.75% 10/19/75 (b)(c)		6,327,000	7,256,246
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)		470,000	487,155
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)		3,004,000	3,194,566
4.5% 8/1/47 (b)		2,375,000	2,654,805
CSN Resources SA 7.625% 2/13/23 (b)		3,050,000	2,600,125
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		1,254,000	1,133,694
7.25% 5/15/22 (b)		806,000	764,189
7.25% 4/1/23 (b)		6,728,000	6,198,170
7.5% 4/1/25 (b)		375,000	339,701
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (b)		40,000	40,347
Freeport-McMoRan, Inc.:
3.55% 3/1/22		217,000	219,170
3.875% 3/15/23		1,118,000	1,126,855
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		925,000	920,086
5.125% 5/15/24 (b)		225,000	242,578
Metinvest BV 7.75% 4/23/23 (b)		2,484,000	2,284,504
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		1,612,000	1,223,105
Stillwater Mining Co. 6.125% 6/27/22 (b)		1,863,000	1,872,897
Usiminas International SARL 5.875% 7/18/26 (b)		170,000	155,338
Vedanta Resources PLC:
6.375% 7/30/22 (b)		3,600,000	2,003,625
8.25% 6/7/21 (b)		425,000	296,172
			41,367,501
TOTAL MATERIALS			122,916,970
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		8,767,000	10,640,058
American Campus Communities Operating Partnership LP 3.75% 4/15/23		1,267,000	1,271,854
American Homes 4 Rent LP 4.25% 2/15/28		498,000	489,808
Boston Properties, Inc.:
3.25% 1/30/31		8,522,000	8,924,074
3.85% 2/1/23		2,116,000	2,247,648
4.5% 12/1/28		7,625,000	8,771,309
Camden Property Trust:
2.95% 12/15/22		2,403,000	2,467,016
4.25% 1/15/24		3,336,000	3,536,718
CoreCivic, Inc.:
4.625% 5/1/23		2,335,000	2,264,950
5% 10/15/22		1,895,000	1,857,100
Corporate Office Properties LP 5% 7/1/25		4,492,000	4,718,773
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		1,847,000	1,893,175
Duke Realty LP:
3.625% 4/15/23		2,282,000	2,370,533
3.75% 12/1/24		1,963,000	2,095,494
3.875% 10/15/22		6,311,000	6,549,569
Equity One, Inc. 3.75% 11/15/22		6,569,000	6,694,267
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		641,000	623,373
HCP, Inc.:
3.25% 7/15/26		1,156,000	1,174,475
3.5% 7/15/29		1,322,000	1,342,024
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		2,678,000	2,545,210
3.5% 8/1/26		2,790,000	2,872,184
Hudson Pacific Properties LP 4.65% 4/1/29		15,534,000	15,924,167
iStar Financial, Inc.:
4.25% 8/1/25		560,000	490,700
4.75% 10/1/24		680,000	612,000
Lexington Corporate Properties Trust 4.4% 6/15/24		1,672,000	1,650,389
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		6,112,000	6,005,040
4.5% 1/15/28		2,256,000	2,188,320
5.75% 2/1/27		835,000	875,832
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		2,057,000	2,108,425
6.375% 3/1/24		817,000	839,231
Omega Healthcare Investors, Inc.:
3.625% 10/1/29		11,904,000	10,886,617
4.375% 8/1/23		15,275,000	15,380,059
4.5% 1/15/25		3,878,000	3,916,238
4.5% 4/1/27		18,502,000	17,824,916
4.75% 1/15/28		10,700,000	10,529,949
4.95% 4/1/24		9,727,000	10,030,123
5.25% 1/15/26		10,610,000	10,730,530
Park Intermediate Holdings LLC 7.5% 6/1/25 (b)		560,000	576,800
Retail Opportunity Investments Partnership LP:
4% 12/15/24		1,225,000	1,149,730
5% 12/15/23		737,000	738,245
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		328,000	304,289
Senior Housing Properties Trust 9.75% 6/15/25		385,000	392,219
Simon Property Group LP 2.45% 9/13/29		3,576,000	3,284,156
SITE Centers Corp.:
3.625% 2/1/25		3,106,000	3,062,580
4.25% 2/1/26		10,537,000	10,559,570
Store Capital Corp. 4.625% 3/15/29		3,549,000	3,300,870
The GEO Group, Inc.:
5.875% 10/15/24		675,000	558,563
6% 4/15/26		2,435,000	1,899,300
Uniti Group, Inc. 7.875% 2/15/25 (b)		275,000	279,469
Ventas Realty LP:
3% 1/15/30		15,631,000	14,446,714
3.125% 6/15/23		1,981,000	1,968,297
3.5% 2/1/25		2,163,000	2,153,118
3.75% 5/1/24		9,073,000	9,102,348
4% 3/1/28		3,986,000	3,938,196
4.125% 1/15/26		2,017,000	2,028,826
4.75% 11/15/30		21,238,000	22,100,265
VICI Properties, Inc.:
3.5% 2/15/25 (b)		1,305,000	1,256,063
4.125% 8/15/30 (b)		225,000	217,125
4.25% 12/1/26 (b)		1,875,000	1,857,563
4.625% 12/1/29 (b)		2,365,000	2,359,466
Weingarten Realty Investors 3.375% 10/15/22		990,000	1,003,394
WP Carey, Inc.:
3.85% 7/15/29		2,566,000	2,491,959
4% 2/1/25		12,346,000	12,619,136
			288,990,409
Real Estate Management & Development - 0.7%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	1,450,000	1,352,041
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	1,109,000	1,231,457
1.75% 3/12/29 (Reg. S)	EUR	3,550,000	3,701,820
2% 2/15/24 (Reg. S)	EUR	1,250,000	1,390,782
Brandywine Operating Partnership LP:
3.95% 2/15/23		10,562,000	10,714,934
3.95% 11/15/27		8,220,000	8,168,437
4.1% 10/1/24		7,423,000	7,588,462
4.55% 10/1/29		8,895,000	8,962,019
Ceetrus SA 2.75% 11/26/26 (Reg. S)	EUR	1,300,000	1,361,878
Deutsche Annington Finance BV 5% 10/2/23 (b)		2,105,000	2,259,838
Digital Realty Trust LP:
3.625% 10/1/22		3,341,000	3,468,528
3.95% 7/1/22		4,297,000	4,493,820
4.75% 10/1/25		11,110,000	12,381,195
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)		175,000	182,910
Essex Portfolio LP 3.875% 5/1/24		3,195,000	3,387,256
Greystar Real Estate Partners 5.75% 12/1/25 (b)		261,000	245,340
Heimstaden Bostad AB 1.125% 1/21/26	EUR	2,200,000	2,298,944
Howard Hughes Corp. 5.375% 3/15/25 (b)		3,988,000	3,788,600
Kennedy-Wilson, Inc. 5.875% 4/1/24		294,000	278,565
Logicor Financing SARL 1.625% 7/15/27 (Reg. S)	EUR	4,010,000	4,268,689
Mack-Cali Realty LP:
3.15% 5/15/23		5,348,000	4,599,280
4.5% 4/18/22		6,302,000	5,673,205
Post Apartment Homes LP 3.375% 12/1/22		933,000	942,185
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	3,500,000	3,739,414
Tanger Properties LP:
3.125% 9/1/26		4,970,000	4,302,375
3.75% 12/1/24		8,801,000	8,039,533
3.875% 12/1/23		1,746,000	1,624,273
			110,445,780
TOTAL REAL ESTATE			399,436,189
UTILITIES - 2.1%
Electric Utilities - 1.0%
American Electric Power Co., Inc. 2.95% 12/15/22		1,791,000	1,867,548
Clearway Energy Operating LLC:
4.75% 3/15/28 (b)		560,000	578,200
5.75% 10/15/25		1,252,000	1,332,729
Cleco Corporate Holdings LLC 3.375% 9/15/29 (b)		6,938,000	6,866,152
Duke Energy Corp. 2.45% 6/1/30		6,067,000	6,247,169
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		10,650,000	11,172,758
6.4% 9/15/20 (b)		9,399,000	9,550,768
Energias de Portugal SA 1.7% 7/20/80 (Reg. S) (c)	EUR	1,800,000	1,828,252
Entergy Corp.:
2.8% 6/15/30		6,226,000	6,474,426
3.75% 6/15/50		5,516,000	5,998,826
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		7,317,000	6,932,858
6.75% 8/6/23 (b)		790,000	729,022
7.125% 2/11/25 (b)		365,000	330,382
Eversource Energy 2.8% 5/1/23		5,482,000	5,725,229
Exelon Corp.:
2.85% 6/15/20		1,774,000	1,774,989
4.05% 4/15/30		3,689,000	4,243,046
4.7% 4/15/50		1,643,000	2,049,096
FirstEnergy Corp.:
4.25% 3/15/23		11,339,000	12,244,516
7.375% 11/15/31		21,162,000	31,025,481
InterGen NV 7% 6/30/23 (b)		4,030,000	3,929,250
IPALCO Enterprises, Inc. 3.7% 9/1/24		3,797,000	4,007,310
LG&E and KU Energy LLC 3.75% 11/15/20		526,000	528,506
Monongahela Power Co. 4.1% 4/15/24 (b)		1,445,000	1,582,949
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		1,904,000	1,965,880
4.5% 9/15/27 (b)		339,000	359,340
NRG Energy, Inc.:
5.25% 6/15/29 (b)		1,975,000	2,152,750
5.75% 1/15/28		2,130,000	2,317,163
6.625% 1/15/27		615,000	654,975
NRG Yield Operating LLC 5% 9/15/26		1,432,000	1,464,220
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		2,760,048	2,787,648
NV Energy, Inc. 6.25% 11/15/20		1,270,000	1,300,113
Pampa Holding SA 7.5% 1/24/27 (b)		321,000	238,543
PPL Capital Funding, Inc. 3.4% 6/1/23		2,607,000	2,727,585
Vistra Operations Co. LLC:
5% 7/31/27 (b)		7,780,000	8,139,825
5.5% 9/1/26 (b)		6,599,000	6,928,950
5.625% 2/15/27 (b)		1,900,000	2,019,149
			160,075,603
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)		717,000	840,683
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		1,323,000	1,335,627
			2,176,310
Independent Power and Renewable Electricity Producers - 0.4%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		15,628,000	16,057,770
Emera U.S. Finance LP:
2.7% 6/15/21		1,835,000	1,859,191
3.55% 6/15/26		2,935,000	3,192,609
Talen Energy Supply LLC:
7.625% 6/1/28 (b)		1,130,000	1,141,413
10.5% 1/15/26 (b)		965,000	762,350
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		747,000	760,073
5% 1/31/28 (b)		842,000	896,730
The AES Corp.:
3.3% 7/15/25 (b)		18,728,000	19,014,164
3.95% 7/15/30 (b)		16,328,000	16,392,496
4.5% 3/15/23		1,054,000	1,073,815
5.125% 9/1/27		2,642,000	2,797,984
6% 5/15/26		561,000	593,258
			64,541,853
Multi-Utilities - 0.7%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (b)		2,072,000	2,382,171
4.05% 4/15/25 (b)		26,164,000	29,513,816
4.25% 10/15/50 (b)		1,180,000	1,480,315
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30		1,658,000	1,851,760
3.95% 4/1/50		2,910,000	3,400,478
NiSource Finance Corp.:
5.25% 2/15/43		4,623,000	5,823,768
5.8% 2/1/42		2,300,000	3,087,786
5.95% 6/15/41		4,294,000	5,685,828
NiSource, Inc. 2.95% 9/1/29		17,668,000	18,967,048
Puget Energy, Inc.:
4.1% 6/15/30 (b)		7,332,000	7,767,641
6% 9/1/21		5,649,000	5,941,016
6.5% 12/15/20		1,860,000	1,904,737
Sempra Energy:
2.875% 10/1/22		2,090,000	2,157,186
6% 10/15/39		5,447,000	7,263,458
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.5049% 5/15/67 (c)(e)		1,401,000	1,129,573
			98,356,581
TOTAL UTILITIES			325,150,347

TOTAL NONCONVERTIBLE BONDS			6,618,920,693

TOTAL CORPORATE BONDS
(Cost $6,336,367,744)			6,625,623,346

U.S. Government and Government Agency Obligations - 23.0%
U.S. Treasury Inflation-Protected Obligations - 6.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$52,292,300	$68,903,612
1% 2/15/46		19,539,900	27,148,157
1% 2/15/49		18,870,000	25,420,895
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		17,904,900	20,028,404
0.125% 10/15/24		147,890,000	153,437,717
0.125% 4/15/25		25,000,000	25,801,757
0.125% 1/15/30		25,000,000	26,637,001
0.25% 7/15/29		45,730,000	49,564,491
0.25% 2/15/50		31,080,000	34,248,004
0.375% 7/15/25		91,333,200	104,361,977
0.375% 1/15/27		38,687,200	43,830,053
0.625% 1/15/26		85,738,500	99,158,924
0.75% 7/15/28		125,065,600	142,576,718
0.875% 1/15/29		116,835,300	133,796,000

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			954,913,710

U.S. Treasury Obligations - 16.9%
U.S. Treasury Bonds:
2% 2/15/50		140,610,000	160,740,298
2.25% 8/15/46 (i)(j)		148,800	176,061
2.75% 11/15/47		52,251,100	68,226,466
3% 5/15/45		33,263,500	44,576,988
3% 2/15/48		5,245,400	7,166,938
3% 2/15/49		321,559,000	442,834,475
5% 5/15/37 (j)		9,400	15,425
U.S. Treasury Notes:
0.375% 4/30/25		1,224,000	1,228,160
1.5% 1/31/27		91,607,000	97,754,689
1.5% 2/15/30		113,482,000	122,666,949
1.625% 9/30/26		455,668,000	489,042,044
2% 4/30/24		9,073,300	9,694,963
2% 11/15/26		13,036,000	14,309,556
2.125% 7/31/24		126,782,000	136,582,843
2.125% 11/30/24 (i)(j)(k)		2,250,000	2,435,273
2.125% 5/15/25 (i)(j)(k)		834,700	908,714
2.125% 5/31/26		313,445,000	345,046,622
2.25% 12/31/24		224,574,900	244,567,330
2.375% 4/30/26		84,892,000	94,618,103
2.625% 3/31/25		50,000,000	55,560,547
2.75% 2/15/28		54,737,100	63,909,840
2.875% 11/30/25		50,000,000	56,800,781
2.875% 8/15/28		78,639,600	93,234,004
3.125% 11/15/28		92,066,000	111,435,823

TOTAL U.S. TREASURY OBLIGATIONS			2,663,532,892

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,213,801,339)			3,618,446,602

U.S. Government Agency - Mortgage Securities - 18.5%
Fannie Mae - 5.3%
12 month U.S. LIBOR + 1.440% 3.384% 4/1/37 (c)(e)		14,936	15,527
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (c)(e)		5,466	5,631
12 month U.S. LIBOR + 1.490% 3.548% 1/1/35 (c)(e)		20,094	20,844
12 month U.S. LIBOR + 1.550% 4.303% 6/1/36 (c)(e)		8,550	8,853
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (c)(e)		8,303	8,657
12 month U.S. LIBOR + 1.600% 4.147% 5/1/36 (c)(e)		38,648	40,301
12 month U.S. LIBOR + 1.630% 3.762% 3/1/33 (c)(e)		13,987	14,479
12 month U.S. LIBOR + 1.640% 3.722% 6/1/47 (c)(e)		17,521	18,455
12 month U.S. LIBOR + 1.640% 3.879% 9/1/36 (c)(e)		10,686	11,110
12 month U.S. LIBOR + 1.660% 4.019% 5/1/35 (c)(e)		26,383	27,351
12 month U.S. LIBOR + 1.670% 3.933% 11/1/36 (c)(e)		8,409	8,768
12 month U.S. LIBOR + 1.700% 4.024% 6/1/42 (c)(e)		20,833	21,644
12 month U.S. LIBOR + 1.730% 3.951% 5/1/36 (c)(e)		12,983	13,591
12 month U.S. LIBOR + 1.740% 3.761% 3/1/40 (c)(e)		33,422	34,860
12 month U.S. LIBOR + 1.750% 3.873% 7/1/35 (c)(e)		10,596	11,062
12 month U.S. LIBOR + 1.750% 4.115% 8/1/41 (c)(e)		22,639	23,400
12 month U.S. LIBOR + 1.780% 3.788% 2/1/36 (c)(e)		30,844	32,258
12 month U.S. LIBOR + 1.800% 3.813% 1/1/42 (c)(e)		77,662	80,550
12 month U.S. LIBOR + 1.800% 4.043% 12/1/40 (c)(e)		930,314	965,772
12 month U.S. LIBOR + 1.800% 4.499% 7/1/41 (c)(e)		24,991	26,000
12 month U.S. LIBOR + 1.810% 3.81% 12/1/39 (c)(e)		16,761	17,445
12 month U.S. LIBOR + 1.810% 3.825% 2/1/42 (c)(e)		65,170	67,858
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(e)		9,110	9,514
12 month U.S. LIBOR + 1.810% 4.534% 7/1/41 (c)(e)		17,429	18,024
12 month U.S. LIBOR + 1.820% 3.82% 12/1/35 (c)(e)		32,881	34,458
12 month U.S. LIBOR + 1.830% 3.888% 10/1/41 (c)(e)		9,122	9,555
12 month U.S. LIBOR + 1.950% 4.783% 7/1/37 (c)(e)		11,884	12,485
6 month U.S. LIBOR + 1.500% 3.398% 1/1/35 (c)(e)		27,003	27,836
6 month U.S. LIBOR + 1.530% 3.41% 12/1/34 (c)(e)		5,956	6,155
6 month U.S. LIBOR + 1.530% 3.41% 3/1/35 (c)(e)		4,938	5,104
6 month U.S. LIBOR + 1.550% 3.319% 10/1/33 (c)(e)		1,952	2,013
6 month U.S. LIBOR + 1.560% 3.44% 7/1/35 (c)(e)		3,154	3,256
6 month U.S. LIBOR + 1.740% 3.74% 12/1/34 (c)(e)		467	486
6 month U.S. LIBOR + 1.960% 3.725% 9/1/35 (c)(e)		5,724	5,985
U.S. TREASURY 1 YEAR INDEX + 1.940% 4.188% 10/1/33 (c)(e)		43,340	44,972
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (c)(e)		4,910	5,156
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.182% 6/1/36 (c)(e)		33,138	34,394
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.261% 10/1/33 (c)(e)		14,864	15,431
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.362% 7/1/34 (c)(e)		38,835	40,504
2.5% 5/1/31 to 10/1/37		69,449,647	72,586,390
3% 7/1/27 to 10/1/49 (i)(k)		228,859,023	243,440,276
3.5% 7/1/32 to 2/1/50 (i)		232,149,961	249,883,630
4% 5/1/29 to 11/1/49		103,002,444	112,342,170
4.5% 6/1/33 to 9/1/49		91,868,422	101,301,503
5% 7/1/20 to 2/1/49		38,451,751	43,651,620
5.242% 8/1/41 (c)		593,588	667,450
5.5% 10/1/21 to 12/1/23		12,128	12,499
6% 6/1/20 to 1/1/42		2,626,422	3,101,834
6.5% 3/1/22 to 4/1/37		1,115,966	1,283,003
6.552% 2/1/39 (c)		531,446	584,564
7% 9/1/21 to 7/1/37		248,510	284,737
7.5% 6/1/25 to 2/1/32		108,094	123,445
8% 8/1/29 to 3/1/37		3,991	4,819

TOTAL FANNIE MAE			831,017,684

Freddie Mac - 3.4%
12 month U.S. LIBOR + 1.320% 3.412% 1/1/36 (c)(e)		10,236	10,586
12 month U.S. LIBOR + 1.370% 3.421% 3/1/36 (c)(e)		34,207	35,481
12 month U.S. LIBOR + 1.500% 3.464% 3/1/36 (c)(e)		26,002	27,073
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (c)(e)		8,895	9,232
12 month U.S. LIBOR + 1.750% 3.75% 12/1/40 (c)(e)		407,800	422,970
12 month U.S. LIBOR + 1.750% 4.007% 9/1/41 (c)(e)		149,277	154,289
12 month U.S. LIBOR + 1.750% 4.412% 7/1/41 (c)(e)		91,652	94,632
12 month U.S. LIBOR + 1.790% 3.89% 4/1/37 (c)(e)		2,598	2,716
12 month U.S. LIBOR + 1.860% 4.739% 4/1/36 (c)(e)		11,824	12,464
12 month U.S. LIBOR + 1.870% 4.282% 10/1/42 (c)(e)		125,860	130,722
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(e)		13,083	13,543
12 month U.S. LIBOR + 1.880% 4.316% 4/1/41 (c)(e)		6,216	6,499
12 month U.S. LIBOR + 1.910% 4.587% 5/1/41 (c)(e)		24,995	25,979
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (c)(e)		14,223	14,714
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (c)(e)		27,976	28,964
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (c)(e)		18,971	19,950
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (c)(e)		6,728	7,004
12 month U.S. LIBOR + 2.010% 4.643% 4/1/38 (c)(e)		25,529	26,751
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (c)(e)		17,119	17,826
12 month U.S. LIBOR + 2.060% 4.2% 3/1/33 (c)(e)		490	511
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (c)(e)		29,063	30,457
6 month U.S. LIBOR + 1.120% 3% 8/1/37 (c)(e)		11,219	11,432
6 month U.S. LIBOR + 1.600% 3.58% 12/1/35 (c)(e)		1,684	1,736
6 month U.S. LIBOR + 1.720% 3.595% 8/1/37 (c)(e)		17,263	17,923
6 month U.S. LIBOR + 1.720% 3.597% 2/1/37 (c)(e)		12,897	13,411
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (c)(e)		4,464	4,659
6 month U.S. LIBOR + 1.840% 3.705% 10/1/36 (c)(e)		49,616	51,684
6 month U.S. LIBOR + 1.860% 3.785% 10/1/35 (c)(e)		25,109	26,153
6 month U.S. LIBOR + 2.020% 3.995% 6/1/37 (c)(e)		8,682	9,010
6 month U.S. LIBOR + 2.040% 3.978% 6/1/37 (c)(e)		13,142	13,650
6 month U.S. LIBOR + 2.680% 4.571% 10/1/35 (c)(e)		8,885	9,282
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.267% 6/1/33 (c)(e)		36,893	38,463
U.S. TREASURY 1 YEAR INDEX + 2.260% 4.493% 6/1/33 (c)(e)		65,725	68,164
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.336% 3/1/35 (c)(e)		140,360	146,126
2.5% 6/1/31 to 2/1/35		19,745,336	20,725,608
3% 4/1/32 to 4/1/50 (i)(j)(l)		78,436,880	83,271,191
3.5% 1/1/32 to 11/1/49 (i)		206,782,084	223,217,072
3.5% 8/1/47		56,722	61,130
4% 6/1/33 to 5/1/48		154,884,333	168,404,857
4% 4/1/48		327,915	350,687
4.5% 6/1/25 to 12/1/48		31,844,790	35,040,259
5% 6/1/20 to 7/1/41		4,946,539	5,665,304
5.5% 6/1/20 to 6/1/22		25,520	26,141
6% 10/1/21 to 12/1/37		488,262	569,996
6.5% 9/1/21 to 9/1/39		612,292	714,041
7% 8/1/21 to 9/1/36		225,443	261,178
7.5% 1/1/27 to 11/1/31		4,712	5,465
8% 7/1/24 to 4/1/32		6,093	7,017
8.5% 12/1/22 to 1/1/28		4,984	5,599

TOTAL FREDDIE MAC			539,829,601

Ginnie Mae - 3.4%
3.5% 9/20/40 to 2/20/47 (i)		192,703,240	209,137,261
4% 5/20/33 to 5/20/49		213,110,154	230,972,688
4.5% 6/20/33 to 6/20/47		55,310,367	60,858,470
5% 12/15/32 to 4/20/48		15,722,607	17,522,071
5.5% 7/15/33 to 9/15/39		393,774	455,609
6% 10/15/30 to 11/15/39		138,080	159,733
7% 11/15/22 to 3/15/33		238,140	274,052
7.5% 12/15/22 to 9/15/31		76,783	85,398
8% 11/15/21 to 11/15/29		21,321	23,246
8.5% 10/15/21 to 1/15/31		5,026	5,769
9% 1/15/23		41	43
9.5% 12/15/20 to 3/15/23		5	5
3% 5/20/42 to 4/15/45		11,536,132	12,399,812
6.5% 3/20/31 to 6/15/37		79,694	93,101

TOTAL GINNIE MAE			531,987,258

Uniform Mortgage Backed Securities - 6.4%
2.5% 6/1/35 (f)		7,300,000	7,638,195
2.5% 6/1/35 (f)		26,300,000	27,518,429
2.5% 6/1/35 (f)		6,100,000	6,382,601
2.5% 6/1/35 (f)		30,600,000	32,017,640
2.5% 6/1/35 (f)		1,900,000	1,988,023
2.5% 6/1/35 (f)		5,400,000	5,650,172
2.5% 7/1/35 (f)		6,100,000	6,372,832
2.5% 7/1/35 (f)		26,300,000	27,476,307
2.5% 6/1/50 (f)		30,600,000	31,741,524
2.5% 6/1/50 (f)		11,150,000	11,565,947
2.5% 6/1/50 (f)		11,150,000	11,565,947
2.5% 6/1/50 (f)		9,400,000	9,750,664
2.5% 6/1/50 (f)		6,400,000	6,638,750
2.5% 6/1/50 (f)		1,500,000	1,555,957
2.5% 6/1/50 (f)		1,450,000	1,504,092
2.5% 6/1/50 (f)		150,000	155,596
2.5% 6/1/50 (f)		1,550,000	1,607,822
2.5% 6/1/50 (f)		1,450,000	1,504,092
2.5% 6/1/50 (f)		29,200,000	30,289,297
2.5% 6/1/50 (f)		11,800,000	12,240,195
2.5% 6/1/50 (f)		8,950,000	9,283,877
2.5% 6/1/50 (f)		8,850,000	9,180,147
2.5% 6/1/50 (f)		7,000,000	7,261,133
2.5% 7/1/50 (f)		40,000,000	41,373,438
3% 6/1/50 (f)		32,600,000	34,291,125
3% 6/1/50 (f)		6,400,000	6,732,000
3% 6/1/50 (f)		79,550,000	83,676,656
3% 6/1/50 (f)		19,800,000	20,827,125
3% 6/1/50 (f)		39,550,000	41,601,656
3% 6/1/50 (f)		18,950,000	19,933,031
3% 6/1/50 (f)		17,800,000	18,723,375
3% 6/1/50 (f)		29,750,000	31,293,281
3% 6/1/50 (f)		30,850,000	32,450,344
3% 6/1/50 (f)		6,400,000	6,732,000
3% 6/1/50 (f)		7,700,000	8,099,438
3% 6/1/50 (f)		8,000,000	8,415,000
3% 7/1/50 (f)		43,400,000	45,547,961
3% 7/1/50 (f)		70,850,000	74,356,522
3.5% 6/1/50 (f)		8,250,000	8,704,073
3.5% 6/1/50 (f)		22,400,000	23,632,876
3.5% 6/1/50 (f)		9,550,000	10,075,623
3.5% 6/1/50 (f)		10,550,000	11,130,663
3.5% 6/1/50 (f)		7,750,000	8,176,553
3.5% 6/1/50 (f)		6,150,000	6,488,490
3.5% 6/1/50 (f)		34,150,000	36,029,585
3.5% 6/1/50 (f)		26,500,000	27,958,536
3.5% 6/1/50 (f)		18,500,000	19,518,223
3.5% 6/1/50 (f)		74,350,000	78,442,157
3.5% 6/1/50 (f)		6,150,000	6,488,490
3.5% 6/1/50 (f)		7,150,000	7,543,530
3.5% 6/1/50 (f)		12,800,000	13,504,500
3.5% 6/1/50 (f)		8,000,000	8,440,313
3.5% 6/1/50 (f)		10,650,000	11,236,166

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			1,012,311,969

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,807,978,609)			2,915,146,512

Asset-Backed Securities - 3.5%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)		$4,496,845	$3,927,979
Series 2019-1 Class A, 3.844% 5/15/39 (b)		7,663,427	6,345,253
Series 2019-2:
Class A, 3.376% 10/16/39 (b)		12,865,196	10,043,874
Class B, 4.458% 10/16/39 (b)		2,284,547	1,198,346
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 2.4176% 7/22/32 (b)(c)(e)		17,181,000	16,707,629
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 3.1635% 1/20/33 (b)(c)(e)		6,180,000	6,035,734
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		261,000	286,375
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		595,000	612,546
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (b)		611,000	607,038
Class XS, 0% 10/17/52 (b)(c)(m)(n)		421,183	4
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)		6,048,442	4,894,336
Class B, 4.335% 1/16/40 (b)		972,650	505,785
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 2.5389% 10/15/32 (b)(c)(e)		11,120,000	10,910,866
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 0% 4/15/31 (b)(c)(e)		12,711,000	12,711,000
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 2.4189% 1/15/29 (b)(c)(e)		14,121,000	13,804,167
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 2.0255% 4/17/33 (b)(c)(e)		4,451,000	4,355,304
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.399% 6/26/34 (b)(c)(e)		3,518	8,044
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (b)(c)(e)		7,072,000	6,930,390
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		13,376,527	10,252,303
Class AA, 2.487% 12/16/41 (b)		2,348,500	1,940,534
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.2089% 4/15/29 (b)(c)(e)		13,314,000	13,106,208
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (b)		2,570,000	2,576,619
Class A3, 2.3% 9/15/23 (b)		2,524,000	2,537,404
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (b)		3,504,229	3,491,008
Series 2020-HB3 Class A, 2.8115% 5/25/30 (b)(c)		1,200,000	1,203,037
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)		11,103,808	8,840,251
Class B, 5.095% 4/15/39 (b)		5,073,224	2,777,196
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		10,634,174	8,550,736
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 2.4753% 10/20/32 (b)(c)(e)		9,285,000	9,030,526
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.7125% 5/29/32 (b)(c)(e)		6,355,000	6,196,932
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.5183% 10/25/37 (b)(c)(e)		4,096,378	4,052,555
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (b)		1,733,308	1,723,657
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26(b)		4,381,138	4,294,679
Series 2019-P1 Class A, 2.94% 7/15/26 (b)		3,345,946	3,339,228
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 5.9458% 1/28/40 (b)(c)(e)(n)		190,870	19
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)		6,161,183	6,202,216
Class A2II, 4.03% 11/20/47 (b)		10,438,723	10,400,204
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		4,999	5,002
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 2.4653% 10/20/32 (b)(c)(e)		12,449,000	12,218,208
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 2.4989% 4/15/29 (b)(c)(e)		14,945,000	14,788,481
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.7224% 5/15/32 (b)(c)(e)		10,386,000	10,182,403
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.447% 4/17/33 (b)(c)(e)		8,700,000	8,500,031
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.820% 0.9933% 3/25/34 (c)(e)		8	8
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.7056% 11/16/32 (b)(c)(e)		12,358,000	12,123,433
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30		1,720,000	1,725,780
Home Partners America Trust Series 2019-2 Class F, 3.866% 10/19/39 (b)		527,246	426,006
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 2.8321% 7/17/34 (b)(c)(e)		153,000	149,829
Class F, 1 month U.S. LIBOR + 3.530% 3.7211% 7/17/34 (b)(c)(e)		395,000	378,876
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 2.5321% 7/17/37 (b)(c)(e)		389,000	344,659
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		5,318,639	4,535,489
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)		5,552,403	4,599,289
Invitation Homes Trust Series 2018-SFR2:
Class E, 1 month U.S. LIBOR + 2.000% 2.1836% 6/17/37 (b)(c)(e)		210,000	198,671
Class F, 1 month U.S. LIBOR + 2.250% 2.6% 6/17/37 (b)(c)(e)		325,749	292,509
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 2.0176% 1/22/28 (b)(c)(e)		9,840,000	9,667,515
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 2.3553% 1/20/29 (b)(c)(e)		5,120,000	5,044,695
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 2.5189% 7/15/32 (b)(c)(e)		12,607,000	12,380,402
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 2.5489% 10/15/32 (b)(c)(e)		5,990,000	5,877,352
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 2.4153% 4/20/30 (b)(c)(e)		11,179,000	10,976,884
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 3.2371% 1/15/33 (b)(c)(e)		8,105,000	7,979,373
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (b)		5,518,358	5,488,077
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)		5,061,304	5,305,160
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.2053% 10/20/30 (b)(c)(e)		13,378,000	13,099,417
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (b)		1,154,437	1,154,259
Series 2018-3A Class A 3.5545% 11/25/28 (b)		3,204,671	3,208,571
Series 2019-1A Class A, 2.6513% 6/25/29 (b)		3,160,005	3,156,476
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6783% 9/25/35 (c)(e)		130,241	129,413
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 2.4349% 7/17/32 (b)(c)(e)		12,592,000	12,365,571
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 1.7914% 7/25/25 (c)(e)		970,617	967,598
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.4133% 1/25/36 (c)(e)		533,496	525,828
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)		20,857,375	19,097,013
Series 2019-1A Class A2, 3.858% 12/5/49 (b)		9,637,845	7,487,160
Progress Residential Trust:
Series 2017-SFR2 Class F, 4.836% 12/17/34 (b)		100,000	97,207
Series 2018-SFR1 Class F, 4.778% 3/17/35 (b)		269,000	260,448
Series 2018-SFR2 Class F, 4.953% 8/17/35 (b)		292,000	273,217
Series 2018-SFR3:
Class F, 5.368% 10/17/35 (b)		392,000	385,959
Class G, 5.618% 10/17/35 (b)		336,000	326,774
Series 2019-SFR1 Class F, 5.061% 8/17/35 (b)		330,000	318,583
Series 2019-SFR2 Class F, 4.837% 5/17/36 (b)		116,000	110,909
Series 2019-SFR4 Class F, 3.684% 10/17/36 (b)		1,082,000	974,387
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (b)		378,000	314,305
Class H, 5.268% 4/17/37 (b)		105,000	85,203
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)		10,057,217	8,277,145
Prosper Marketplace Issuance Trust Series 2019-3A Class A, 3.19% 7/15/25 (b)		680,986	675,565
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)		12,435,681	10,222,875
Class B, 4.335% 3/15/40 (b)		1,146,000	539,334
SBA Tower Trust Series 2019, 2.836% 1/15/50 (b)		12,474,000	12,830,335
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 2.7836% 1/17/35 (b)(c)(e)		527,000	515,604
Class F, 1 month U.S. LIBOR + 3.400% 3.5836% 1/17/35 (b)(c)(e)		529,000	504,699
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 3.286% 5/1/28 (b)(c)(e)		18,231,000	18,312,274
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 5.0409% 12/5/36 (b)(c)(e)(n)		352,648	26
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 2.1353% 1/20/29 (b)(c)(e)		8,903,000	8,776,916
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0283% 9/25/34 (c)(e)		9,027	8,317
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)		6,827,177	6,008,096
Series 2018-A Class A, 4.147% 9/15/38 (b)(c)		11,392,649	9,774,181
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)		17,861,358	15,389,590
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (b)		9,021,936	9,482,242
Series 2018-6 Class A1A, 3.75% 3/25/58 (b)		11,533,629	12,037,517
Series 2019-1 Class A1, 3.75% 3/25/58 (b)		4,467,119	4,737,932
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.4603% 4/6/42 (b)(c)(e)		934,000	602,430
Tricon American Homes:
Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		188,000	188,924
Class F, 5.769% 11/17/33 (b)		925,000	910,328
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		1,159,000	1,140,228
Series 2018-SFR1 Class F, 4.96% 5/17/37 (b)		883,000	817,618
Series 2019-SFR1 Class F, 3.745% 3/17/38 (b)		525,000	505,057
Upgrade Receivables Trust Series 2019-1A Class A, 3.48% 3/15/25 (b)		686,559	684,861
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (b)		403,000	388,938
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 2.5689% 4/15/32 (b)(c)(e)		12,578,000	12,352,326
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 2.4053% 7/20/32 (b)(c)(e)		13,214,000	12,957,582
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22		2,193,000	2,203,025
TOTAL ASSET-BACKED SECURITIES
(Cost $582,437,570)			548,770,377

Collateralized Mortgage Obligations - 1.3%
Private Sponsor - 0.5%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 0.6273% 6/27/36 (b)(c)(e)		886,891	878,580
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 1.1183% 7/26/36 (b)(c)		155,030	151,509
Citigroup Mortgage Loan Trust sequential payer:
Series 2009-5 Class 5A1, 4.2042% 1/25/37 (b)(c)		85,310	84,887
Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		1,189,405	1,189,993
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (b)(c)(n)		1,664	345
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.7937% 5/27/37 (b)(c)(e)		1,532,182	1,442,429
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(e)(n)		85,147	0
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(c)		1,280,547	1,276,644
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.8095% 8/25/60 (b)(c)(e)		5,868,677	5,840,219
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 3.3481% 3/25/37 (c)		38,489	35,845
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 1.6389% 10/15/54 (b)(c)(e)		7,029,480	7,021,059
JPMorgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 0.8828% 6/21/36 (b)(c)(e)		189,560	188,632
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.4528% 12/22/69 (b)(c)(e)		5,557,880	5,547,670
Series 2019-2A Class 1A, 2.71% 12/22/69 (b)		24,365,000	24,692,198
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 0.6573% 2/25/37 (c)(e)		8,026	7,985
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 1.5989% 7/15/58 (b)(c)(e)		11,047,500	11,037,811
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 1.7689% 7/15/58 (b)(c)(e)		5,089,000	5,065,545
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (b)		5,534,625	5,549,400
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 4.0239% 7/26/45 (b)(c)		605,806	596,965
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (c)(e)		3,257	3,071
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 1.679% 1/21/70 (b)(c)(e)		10,948,000	10,918,648
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.8083% 9/25/43 (c)(e)		1,395,443	1,298,015

TOTAL PRIVATE SPONSOR			82,827,450

U.S. Government Agency - 0.8%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9683% 2/25/32 (c)(e)		4,848	4,899
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1821% 3/18/32 (c)(e)		8,800	8,976
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1683% 4/25/32 (c)(e)		9,949	10,132
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1683% 10/25/32 (c)(e)		13,105	13,339
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.9183% 1/25/32 (c)(e)		4,892	4,937
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9318% 12/25/33 (c)(m)(o)		164,508	47,724
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5118% 11/25/36 (c)(m)(o)		120,273	28,289
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		2,782	2,923
Series 1993-207 Class H, 6.5% 11/25/23		48,248	52,035
Series 1996-28 Class PK, 6.5% 7/25/25		16,520	17,868
Series 1999-17 Class PG, 6% 4/25/29		70,897	78,441
Series 1999-32 Class PL, 6% 7/25/29		67,083	75,355
Series 1999-33 Class PK, 6% 7/25/29		50,032	55,534
Series 2001-52 Class YZ, 6.5% 10/25/31		6,429	7,626
Series 2003-28 Class KG, 5.5% 4/25/23		25,782	27,060
Series 2005-102 Class CO 11/25/35 (p)		33,981	32,035
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.1126% 8/25/35 (c)(o)		9,588	13,317
Series 2005-81 Class PC, 5.5% 9/25/35		94,175	106,169
Series 2006-12 Class BO 10/25/35 (p)		154,721	145,319
Series 2006-37 Class OW 5/25/36 (p)		16,223	15,236
Series 2006-45 Class OP 6/25/36 (p)		54,076	50,857
Series 2006-62 Class KP 4/25/36 (p)		85,982	81,446
Series 2012-149:
Class DA, 1.75% 1/25/43		1,750,029	1,790,528
Class GA, 1.75% 6/25/42		1,868,164	1,910,500
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		14,610	16,863
Series 1999-25 Class Z, 6% 6/25/29		55,636	63,813
Series 2001-20 Class Z, 6% 5/25/31		71,281	79,375
Series 2001-31 Class ZC, 6.5% 7/25/31		40,394	47,075
Series 2002-16 Class ZD, 6.5% 4/25/32		23,544	28,015
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.3818% 11/25/32 (c)(m)(o)		87,509	13,929
Series 2012-67 Class AI, 4.5% 7/25/27 (m)		349,286	24,273
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.1528% 12/25/36 (c)(m)(o)		82,587	22,982
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2718% 5/25/37 (c)(m)(o)		46,004	11,002
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.3239% 9/25/23 (c)(o)		2,215	2,681
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9318% 3/25/33 (c)(m)(o)		11,793	3,140
Series 2005-72 Class ZC, 5.5% 8/25/35		650,045	730,557
Series 2005-79 Class ZC, 5.9% 9/25/35		478,364	553,071
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.6105% 6/25/37 (c)(o)		38,785	85,329
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.5905% 7/25/37 (c)(o)		59,746	131,283
Class SB, 39.600% - 1 month U.S. LIBOR 38.5905% 7/25/37 (c)(o)		20,980	41,059
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 6.3768% 8/25/37 (c)(m)(o)		1,761,670	422,207
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.1818% 3/25/38 (c)(m)(o)		308,033	68,391
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 6.1918% 6/25/21 (c)(m)(o)		8	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.8818% 12/25/40 (c)(m)(o)		290,904	62,102
Class ZA, 4.5% 12/25/40		1,416,154	1,574,660
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		182,717	12,556
Series 2010-150 Class ZC, 4.75% 1/25/41		1,586,121	1,800,739
Series 2010-17 Class DI, 4.5% 6/25/21 (m)		19	0
Series 2010-95 Class ZC, 5% 9/25/40		3,426,051	3,921,316
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		3,061	2
Series 2011-39 Class ZA, 6% 11/25/32		208,418	243,973
Series 2011-4 Class PZ, 5% 2/25/41		725,351	832,876
Series 2011-67 Class AI, 4% 7/25/26 (m)		60,731	3,764
Series 2011-83 Class DI, 6% 9/25/26 (m)		43,854	1,935
Series 2012-100 Class WI, 3% 9/25/27 (m)		1,180,020	75,932
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.4818% 12/25/30 (c)(m)(o)		378,894	25,193
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3818% 6/25/41 (c)(m)(o)		468,197	46,797
Series 2013-133 Class IB, 3% 4/25/32 (m)		753,613	27,713
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8818% 1/25/44 (c)(m)(o)		423,102	70,799
Series 2013-51 Class GI, 3% 10/25/32 (m)		1,161,582	87,537
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5518% 6/25/35 (c)(m)(o)		231,184	54,731
Series 2015-42 Class IL, 6% 6/25/45 (m)		1,782,226	370,347
Series 2015-70 Class JC, 3% 10/25/45		1,521,880	1,621,813
Series 2017-30 Class AI, 5.5% 5/25/47 (m)		977,999	193,791
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (m)		45,802	8,472
Series 343 Class 16, 5.5% 5/25/34 (m)		39,658	6,640
Series 348 Class 14, 6.5% 8/25/34 (c)(m)		27,118	6,206
Series 351:
Class 12, 5.5% 4/25/34 (c)(m)		17,609	3,270
Class 13, 6% 3/25/34 (m)		24,238	4,543
Series 359 Class 19, 6% 7/25/35 (c)(m)		14,954	3,071
Series 384 Class 6, 5% 7/25/37 (m)		188,530	32,549
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9836% 1/15/32 (c)(e)		4,044	4,086
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0836% 3/15/32 (c)(e)		5,523	5,603
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1836% 3/15/32 (c)(e)		5,647	5,748
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0836% 6/15/31 (c)(e)		10,046	10,182
Class FG, 1 month U.S. LIBOR + 0.900% 1.0836% 3/15/32 (c)(e)		3,157	3,201
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.4336% 5/15/37 (c)(e)		224,437	223,281
planned amortization class:
Series 2006-15 Class OP 3/25/36 (p)		167,219	157,940
Series 2095 Class PE, 6% 11/15/28		78,518	87,238
Series 2101 Class PD, 6% 11/15/28		6,609	7,319
Series 2121 Class MG, 6% 2/15/29		31,677	35,184
Series 2131 Class BG, 6% 3/15/29		221,245	246,384
Series 2137 Class PG, 6% 3/15/29		32,769	36,529
Series 2154 Class PT, 6% 5/15/29		57,780	64,407
Series 2162 Class PH, 6% 6/15/29		11,616	12,855
Series 2520 Class BE, 6% 11/15/32		80,792	92,420
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 7.4164% 3/15/23 (c)(m)(o)		670	10
Series 2693 Class MD, 5.5% 10/15/33		867,591	1,007,627
Series 2802 Class OB, 6% 5/15/34		94,610	105,613
Series 3002 Class NE, 5% 7/15/35		222,037	246,412
Series 3110 Class OP 9/15/35 (p)		91,473	88,920
Series 3119 Class PO 2/15/36 (p)		198,106	187,187
Series 3121 Class KO 3/15/36 (p)		32,018	30,545
Series 3123 Class LO 3/15/36 (p)		112,992	106,819
Series 3145 Class GO 4/15/36 (p)		110,589	105,059
Series 3189 Class PD, 6% 7/15/36		188,785	225,691
Series 3225 Class EO 10/15/36 (p)		59,585	56,162
Series 3258 Class PM, 5.5% 12/15/36		89,874	100,634
Series 3415 Class PC, 5% 12/15/37		75,152	84,462
Series 3786 Class HI, 4% 3/15/38 (m)		124,502	3,920
Series 3806 Class UP, 4.5% 2/15/41		595,286	651,227
Series 3832 Class PE, 5% 3/15/41		862,000	970,443
Series 4135 Class AB, 1.75% 6/15/42		1,404,311	1,436,444
sequential payer:
Series 2135 Class JE, 6% 3/15/29		15,012	16,931
Series 2274 Class ZM, 6.5% 1/15/31		20,179	23,384
Series 2281 Class ZB, 6% 3/15/30		41,228	45,497
Series 2303 Class ZV, 6% 4/15/31		20,448	22,877
Series 2357 Class ZB, 6.5% 9/15/31		151,249	179,301
Series 2502 Class ZC, 6% 9/15/32		37,883	43,241
Series 2519 Class ZD, 5.5% 11/15/32		57,115	64,131
Series 2546 Class MJ, 5.5% 3/15/23		15,985	16,783
Series 2601 Class TB, 5.5% 4/15/23		7,581	7,950
Series 2998 Class LY, 5.5% 7/15/25		29,812	31,880
Series 3871 Class KB, 5.5% 6/15/41		1,244,938	1,489,677
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4164% 2/15/36 (c)(m)(o)		60,998	16,094
Series 2013-4281 Class AI, 4% 12/15/28 (m)		551,668	30,356
Series 2017-4683 Class LM, 3% 5/15/47		2,220,730	2,334,566
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.6064% 8/15/24 (c)(o)		475	596
Class SD, 86.400% - 1 month U.S. LIBOR 84.0628% 8/15/24 (c)(o)		701	1,037
Series 2933 Class ZM, 5.75% 2/15/35		901,457	1,073,391
Series 2935 Class ZK, 5.5% 2/15/35		839,343	951,123
Series 2947 Class XZ, 6% 3/15/35		300,575	346,573
Series 2996 Class ZD, 5.5% 6/15/35		662,088	788,434
Series 3237 Class C, 5.5% 11/15/36		931,890	1,085,877
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.4764% 11/15/36 (c)(m)(o)		247,036	62,503
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.5664% 3/15/37 (c)(m)(o)		373,951	100,798
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.5764% 4/15/37 (c)(m)(o)		523,747	143,514
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.3964% 6/15/37 (c)(m)(o)		184,926	43,494
Series 3949 Class MK, 4.5% 10/15/34		158,378	173,235
Series 3955 Class YI, 3% 11/15/21 (m)		100,543	1,596
Series 4055 Class BI, 3.5% 5/15/31 (m)		663,186	28,057
Series 4149 Class IO, 3% 1/15/33 (m)		571,125	56,526
Series 4314 Class AI, 5% 3/15/34 (m)		193,502	14,539
Series 4427 Class LI, 3.5% 2/15/34 (m)		1,340,411	76,043
Series 4471 Class PA 4% 12/15/40		1,056,497	1,124,011
target amortization class Series 2156 Class TC, 6.25% 5/15/29		38,328	41,479
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.714% 2/15/24 (c)(e)		11,846	11,880
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		29,234	32,424
Series 2056 Class Z, 6% 5/15/28		58,033	64,459
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		1,980,915	2,189,224
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		4,480,483	4,702,490
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5079% 6/16/37 (c)(m)(o)		109,555	27,522
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.9909% 3/20/60 (c)(e)(q)		1,348,525	1,348,519
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.7709% 7/20/60 (c)(e)(q)		173,305	172,215
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.3163% 9/20/60 (c)(e)(q)		210,738	209,415
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.3163% 8/20/60 (c)(e)(q)		218,082	216,743
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.3963% 12/20/60 (c)(e)(q)		445,654	443,685
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.5163% 12/20/60 (c)(e)(q)		590,290	589,835
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.5163% 2/20/61 (c)(e)(q)		1,041,907	1,041,443
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.5063% 2/20/61 (c)(e)(q)		1,430,435	1,429,504
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.5163% 4/20/61 (c)(e)(q)		517,601	517,157
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.5163% 5/20/61 (c)(e)(q)		671,163	670,550
Class FC, 1 month U.S. LIBOR + 0.500% 1.5163% 5/20/61 (c)(e)(q)		587,021	586,507
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.5463% 6/20/61 (c)(e)(q)		693,801	693,725
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.6163% 10/20/61 (c)(e)(q)		1,403,326	1,405,459
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.7163% 11/20/61 (c)(e)(q)		743,740	746,644
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.7163% 1/20/62 (c)(e)(q)		484,969	486,807
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.6463% 1/20/62 (c)(e)(q)		702,319	703,869
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.6463% 3/20/62 (c)(e)(q)		448,212	448,603
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.6663% 5/20/61 (c)(e)(q)		30,289	30,357
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 1.5363% 10/20/62 (c)(e)(q)		390,776	390,656
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 1.5463% 7/20/60 (c)(e)(q)		15,577	15,582
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 1.3763% 3/20/63 (c)(e)(q)		665,834	663,017
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.6163% 1/20/64 (c)(e)(q)		667,535	668,464
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 1.6163% 12/20/63 (c)(e)(q)		2,314,894	2,318,453
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 1.5163% 6/20/64 (c)(e)(q)		2,876,869	2,874,416
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 1.5163% 9/20/64 (c)(e)(q)		9,425,148	9,416,714
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.4163% 12/20/62 (c)(e)(q)		51,933	51,777
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.6585% 12/20/40 (c)(o)		2,014,762	2,430,250
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		137,493	8,948
Series 2016-69 Class WA, 3% 2/20/46		1,895,008	1,999,784
Series 2017-134 Class BA, 2.5% 11/20/46		1,947,466	2,032,499
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		327,954	373,925
Series 2010-160 Class DY, 4% 12/20/40		3,940,361	4,347,795
Series 2010-170 Class B, 4% 12/20/40		876,184	966,953
Series 2017-139 Class BA, 3% 9/20/47		8,379,146	8,979,970
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3179% 5/16/34 (c)(m)(o)		61,359	13,357
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0179% 8/17/34 (c)(m)(o)		66,414	17,162
Series 2010-116 Class QB, 4% 9/16/40		8,421,969	9,062,825
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.7709% 5/20/60 (c)(e)(q)		515,479	512,277
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9293% 7/20/41 (c)(m)(o)		332,592	65,070
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5179% 6/16/42 (c)(m)(o)		232,198	55,319
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.439% 4/20/39 (c)(o)		177,283	184,453
Class ST, 8.800% - 1 month U.S. LIBOR 8.5723% 8/20/39 (c)(o)		686,214	712,602
Series 2013-149 Class MA, 2.5% 5/20/40		4,505,525	4,712,500
Series 2014-2 Class BA, 3% 1/20/44		3,986,882	4,298,422
Series 2014-21 Class HA, 3% 2/20/44		1,765,262	1,859,790
Series 2014-25 Class HC, 3% 2/20/44		2,730,912	2,975,319
Series 2014-5 Class A, 3% 1/20/44		2,436,710	2,613,553
Series 2015-H13 Class HA, 2.5% 8/20/64 (q)		496,891	500,170
Series 2015-H21:
Class HA, 2.5% 6/20/63 (q)		25,886	25,893
Class JA, 2.5% 6/20/65 (q)		620,969	622,352
Series 2017-186 Class HK, 3% 11/16/45		3,830,452	4,063,637
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.52% 8/20/66 (c)(e)(q)		5,796,159	5,738,286

TOTAL U.S. GOVERNMENT AGENCY			129,195,189

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $206,406,947)			212,022,639

Commercial Mortgage Securities - 3.3%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		195,000	196,432
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 2.4836% 6/15/35 (b)(c)(e)		172,000	140,834
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)		6,400,000	6,293,195
Class ANM, 3.112% 11/5/32 (b)		7,809,000	7,129,249
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)		1,753,000	1,416,387
Class CNM, 3.8425% 11/5/32 (b)(c)		725,000	573,534
BAMLL Trust Series 2015-200P Class F, 3.5958% 4/14/33 (b)(c)		455,000	433,996
Banc of America Merrill Lynch Large Loan, Inc. floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 3.3836% 3/15/34 (b)(c)(e)		567,000	375,058
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 2.1336% 4/15/36 (b)(c)(e)		756,000	546,309
BANK:
sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61		1,600,000	1,781,800
Series 2019-BN21 Class A5, 2.851% 10/17/52		1,355,000	1,448,537
Series 2019-BN23 Class E, 2.5% 12/15/52 (b)		378,000	172,356
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		782,000	467,841
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		455,000	293,140
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (b)		960,000	595,029
Class E, 2.8% 11/15/50 (b)		609,000	281,246
Series 2018-BN12 Class D, 3% 5/15/61 (b)		487,000	247,444
Bank Series 2018-BN15:
Class D, 3% 11/15/61 (b)		430,000	238,489
Class E, 3% 11/15/61 (b)		430,000	209,089
BANK:
Series 2019-BN18:
Class D, 3% 5/15/62 (b)		189,000	108,333
Class E, 3% 5/15/62 (b)		336,000	168,767
Series 2019-BN19:
Class D, 3% 8/15/61 (b)		946,000	554,204
Class E, 3% 8/15/61 (b)		156,000	79,988
Series 2019-BN20 Class D, 2.5% 9/15/62 (b)		966,000	572,755
Series 2019-BN21:
Class E, 2.5% 10/17/52 (b)		529,000	227,043
Class F, 2.6818% 10/17/52 (b)		748,000	295,996
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (c)		347,000	290,097
Class D, 3.25% 2/15/50 (b)		675,000	396,045
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.9522% 7/15/49 (c)(m)		16,165,840	1,079,548
Barclays Commercial Mortgage Securities LLC:
Series 2015-STP:
Class D, 4.2844% 9/10/28 (b)(c)		315,000	313,078
Class E, 4.2844% 9/10/28 (b)(c)		1,098,000	1,078,741
Series 2019-C5:
Class D, 2.5% 11/15/52 (b)		188,000	113,458
Class F, 2.6014% 11/15/52 (b)(c)		304,700	121,208
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(m)(n)		857,694	0
BBCMS Mortgage Trust:
Series 2016-ETC:
Class D, 3.6089% 8/14/36 (b)(c)		483,000	358,123
Class E, 3.6089% 8/14/36 (b)(c)		363,000	228,988
Series 2020-C6 Class E, 2.4% 2/15/53 (b)		348,000	143,767
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51		1,536,000	1,766,802
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (b)(c)		399,000	343,537
Class 225E, 3.2943% 12/15/62 (b)(c)		269,000	210,672
Class A5, 3.0486% 12/15/62		2,111,000	2,296,672
Series 2018-B7:
Class D, 3% 5/15/53 (b)(c)		351,000	201,973
Class E, 3% 5/15/53 (b)(c)		351,000	171,787
Class F, 3.6099% 5/15/53 (b)(c)		763,000	317,835
Series 2019-B12 Class D, 3% 8/15/52 (b)		609,000	326,930
Series 2020-IG2:
Class C, 3.402% 9/15/48 (b)		315,000	287,001
Class D, 3.402% 9/15/48 (b)		379,000	311,454
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (b)(c)		789,000	603,891
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 2.5836% 6/15/35 (b)(c)(e)		168,000	126,975
BWAY Mortgage Trust Series 2015-1740 Class E, 4.4499% 1/10/35 (b)(c)		363,000	337,614
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class E, 1 month U.S. LIBOR + 1.950% 2.1347% 3/15/37 (b)(c)(e)		399,000	364,050
Class F, 1 month U.S. LIBOR + 2.470% 2.6547% 3/15/37 (b)(c)(e)		694,000	635,940
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.1836% 11/25/32 (b)(c)(e)		189,000	159,858
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1836% 12/15/36 (b)(c)(e)		7,256,000	6,946,945
Class C, 1 month U.S. LIBOR + 1.120% 1.3036% 12/15/36 (b)(c)(e)		5,789,000	5,484,413
Class D, 1 month U.S. LIBOR + 1.250% 1.4336% 12/15/36 (b)(c)(e)		9,813,000	9,222,978
Class G, 1 month U.S. LIBOR + 2.500% 2.6836% 12/15/36 (b)(c)(e)		1,283,000	1,182,032
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.0596% 11/15/32 (b)(c)(e)		3,068,000	2,923,577
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9836% 12/15/36 (b)(c)(e)		15,422,000	14,919,692
Series 2020-VIVA:
Class D, 3.667% 3/9/44 (b)(c)		824,000	703,998
Class E, 3.667% 3/9/44 (b)(c)		530,000	415,483
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 4.4336% 7/15/34 (b)(c)(e)		646,000	558,599
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.8086% 9/15/37 (b)(c)(e)		3,605,957	2,586,190
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 1.9836% 11/15/35 (b)(c)(e)		3,875,200	3,680,866
Class G, 1 month U.S. LIBOR + 2.050% 2.2336% 11/15/35 (b)(c)(e)		819,700	768,318
Class H, 1 month U.S. LIBOR + 3.000% 3.1836% 11/15/35 (b)(c)(e)		301,000	282,973
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4836% 4/15/34 (b)(c)(e)		6,526,000	5,805,825
Class C, 1 month U.S. LIBOR + 1.600% 1.7836% 4/15/34 (b)(c)(e)		4,315,000	3,752,273
Class D, 1 month U.S. LIBOR + 1.900% 2.0836% 4/15/34 (b)(c)(e)		4,529,000	3,775,421
Class G, 1 month U.S. LIBOR + 3.600% 3.7836% 4/15/34 (b)(c)(e)		861,000	620,440
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2636% 10/15/36 (b)(c)(e)		5,996,094	5,793,272
Class C, 1 month U.S. LIBOR + 1.250% 1.4336% 10/15/36 (b)(c)(e)		7,538,110	7,245,345
Class D, 1 month U.S. LIBOR + 1.450% 1.6336% 10/15/36 (b)(c)(e)		10,677,556	10,222,735
Class E, 1 month U.S. LIBOR + 1.800% 1.9836% 10/15/36 (b)(c)(e)		15,001,699	14,193,592
Class F, 1 month U.S. LIBOR + 2.000% 2.1836% 10/15/36 (b)(c)(e)		329,613	310,619
Class J, 1 month U.S. LIBOR + 2.650% 2.8336% 10/15/36 (b)(c)(e)		3,094,542	2,897,222
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7836% 12/15/36 (b)(c)(e)		7,343,000	6,827,914
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1836% 4/15/34 (b)(c)(e)		14,058,000	12,929,644
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.1036% 10/15/36 (b)(c)(e)		16,241,809	15,916,228
Series 2019-OC11:
Class B, 3.605% 12/9/41 (b)		63,000	61,767
Class C, 3.856% 12/9/41 (b)		609,000	565,760
Class D, 4.0755% 12/9/41 (b)(c)		84,000	75,707
Class E, 4.0755% 12/9/41 (b)(c)		2,416,000	2,129,891
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 2.8836% 6/15/35 (b)(c)(e)		303,000	250,114
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (b)(c)		976,000	814,588
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.4336% 12/15/37 (b)(c)(e)		909,000	837,107
CD Mortgage Trust Series 2017-CD3:
Class C, 4.5597% 2/10/50 (c)		813,000	691,676
Class D, 3.25% 2/10/50 (b)		735,000	464,156
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7391% 12/15/47 (b)(c)		272,000	280,245
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1336% 11/15/36 (b)(c)(e)		5,780,000	5,490,164
Class B, 1 month U.S. LIBOR + 1.250% 1.4336% 11/15/36 (b)(c)(e)		1,600,000	1,511,749
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.3036% 6/15/34 (b)(c)(e)		15,976,061	15,380,986
Class B, 1 month U.S. LIBOR + 1.500% 1.6836% 6/15/34 (b)(c)(e)		3,145,427	2,806,498
Class C, 1 month U.S. LIBOR + 1.750% 1.9336% 6/15/34 (b)(c)(e)		3,552,670	3,054,151
Class E, 1 month U.S. LIBOR + 2.350% 2.5336% 6/15/34 (b)(c)(e)		1,651,872	1,355,144
Class F, 1 month U.S. LIBOR + 2.600% 2.7918% 6/15/34 (b)(c)(e)		2,132,797	1,497,727
Citigroup Commercial Mortgage Trust:
Series 19-SMRT Class E, 4.7449% 1/10/36 (b)(c)		443,000	406,009
Series 2013-375P Class E, 3.5176% 5/10/35 (b)(c)		715,000	664,895
Series 2013-GC15 Class D, 5.2133% 9/10/46 (b)(c)		1,200,000	986,872
Series 2015-GC29 Class XA, 1.0469% 4/10/48 (c)(m)		19,772,212	839,874
Series 2015-GC33 Class XA, 0.8915% 9/10/58 (c)(m)		32,042,782	1,207,244
Series 2016-C3 Class D, 3% 11/15/49 (b)		829,000	423,771
Series 2016-P6 Class XA, 0.7875% 12/10/49 (c)(m)		29,471,387	859,212
Series 2019-GC41:
Class D, 3% 8/10/56 (b)		546,000	290,022
Class E, 3% 8/10/56 (b)		462,000	213,463
Series 2019-GC43 Class E, 3% 11/10/52 (b)		651,000	295,691
Series 2020-GC46:
Class D, 2.6% 1/15/53 (b)		673,000	364,211
Class E, 2.6% 1/15/53 (b)		76,000	37,176
COMM Mortgage Trust:
floater:
Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.2336% 9/15/33 (b)(c)(e)		267,000	196,928
Class G, 1 month U.S. LIBOR + 5.050% 5.24% 9/15/33 (b)(c)(e)		300,000	215,752
Series 2019-521F Class F, 1 month U.S. LIBOR + 2.390% 2.5776% 6/15/34 (b)(c)(e)		700,000	546,028
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)		3,375,249	3,456,537
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		527,000	278,137
Series 2014-CR18 Class A5, 3.828% 7/15/47		2,605,000	2,800,637
Series 2012-CR1:
Class C, 5.3197% 5/15/45 (c)		426,000	329,763
Class D, 5.3197% 5/15/45 (b)(c)		1,160,000	713,856
Class G, 2.462% 5/15/45 (b)		425,000	143,433
Series 2012-LC4 Class C, 5.5363% 12/10/44 (c)		94,000	81,094
Series 2013-CR10:
Class C, 4.7889% 8/10/46 (b)(c)		175,000	162,807
Class D, 4.7889% 8/10/46 (b)(c)		825,000	718,057
Series 2013-CR12 Class D, 5.0713% 10/10/46 (b)(c)		655,000	420,217
Series 2013-CR9 Class C, 4.2183% 7/10/45 (b)(c)		190,538	167,882
Series 2013-LC6 Class D, 4.3185% 1/10/46 (b)(c)		909,000	554,050
Series 2014-CR15 Class D, 4.7449% 2/10/47 (b)(c)		173,000	137,559
Series 2014-CR20 Class XA, 1.0257% 11/10/47 (c)(m)		38,896,888	1,413,875
Series 2014-LC17:
Class C, 4.5729% 10/10/47 (c)		189,000	169,576
Class XA, 0.7666% 10/10/47 (c)(m)		28,700,623	718,253
Series 2014-UBS2 Class D, 5.0026% 3/10/47 (b)(c)		542,000	403,846
Series 2014-UBS6 Class XA, 0.8907% 12/10/47 (c)(m)		48,537,891	1,478,673
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(c)		845,000	703,111
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		593,000	352,186
Series 2019-CD4 Class C, 4.349% 5/10/50 (c)		999,000	933,268
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 7.0854% 5/10/43 (b)(c)		36,876	36,816
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)		202,000	131,171
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.0249% 11/10/49 (c)		352,000	305,849
Class D, 2.7749% 11/10/49 (c)		299,000	171,670
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8309% 8/15/45 (b)(c)		210,000	163,091
Class E, 4.8309% 8/15/45 (b)(c)		1,009,000	613,633
Class F, 4.25% 8/15/45 (b)		1,110,000	499,980
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		286,000	57,200
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 1.0636% 12/15/31 (b)(c)(e)		6,084,000	5,854,809
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 2.9968% 11/13/39 (b)(c)		651,000	471,896
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (b)		53,717	35,455
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.1636% 5/15/36 (b)(c)(e)		22,685,000	22,159,094
Class B, 1 month U.S. LIBOR + 1.230% 1.4136% 5/15/36 (b)(c)(e)		7,203,000	6,968,305
Class C, 1 month U.S. LIBOR + 1.430% 1.6136% 5/15/36 (b)(c)(e)		7,912,000	7,574,894
Class F, 1 month U.S. LIBOR + 2.650% 2.8336% 5/15/36 (b)(c)(e)		378,000	347,977
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 3.7836% 1/15/34 (b)(c)(e)		363,000	316,932
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)		7,384,000	7,200,189
Class B, 4.5349% 4/15/36 (b)		2,263,000	2,154,274
Class C, 4.782% 4/15/36 (b)(c)		1,523,000	1,414,485
Class D, 4.782% 4/15/36 (b)(c)		3,047,000	2,730,585
Series 2019-UVIL Class E, 3.3928% 12/15/41 (b)(c)		525,000	344,462
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (b)		701,000	465,528
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (b)(c)		588,000	493,877
Series 2017-CX9 Class D, 4.1516% 9/15/50 (b)(c)		284,000	161,649
Series 2018-CX11 Class C, 4.7912% 4/15/51 (c)		282,000	237,506
Series 2019-C15 Class C, 4.9802% 3/15/52 (c)		798,000	697,114
CSMC Trust Series 2017-MOON Class E, 3.1965% 7/10/34 (b)(c)		755,000	695,670
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (b)(c)		255,000	230,056
Class E, 4.9345% 1/10/34 (b)(c)		818,000	699,104
DBGS Mortgage Trust:
Series 2018-C1:
Class C, 4.6364% 10/15/51 (c)		189,000	155,110
Class D, 2.8864% 10/15/51 (b)(c)		840,000	510,190
Series 2019-1735 Class F, 4.1946% 4/10/37 (b)(c)		665,000	469,884
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6865% 11/10/46 (b)(c)		1,166,000	1,108,487
Class F, 5.6865% 11/10/46 (b)(c)		1,162,000	1,084,756
Class G, 4.652% 11/10/46 (b)		1,241,000	1,121,348
Class XB, 0.3012% 11/10/46 (b)(c)(m)		7,592,000	8,536
Series 2011-LC3A Class D, 5.3347% 8/10/44 (b)(c)		529,000	317,400
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (b)		250,000	169,598
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4909% 8/10/49 (c)		218,000	175,661
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5736% 12/25/43 (c)(m)		595,000	3,972
Series K012 Class X3, 2.249% 1/25/41 (c)(m)		642,215	4,808
Series K013 Class X3, 2.8139% 1/25/43 (c)(m)		604,000	5,979
Series KAIV Class X2, 3.6147% 6/25/41 (c)(m)		310,000	8,312
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.1209% 11/21/35 (b)(c)(e)		234,000	176,558
Grace Mortgage Trust Series 2014-GRCE:
Class F, 3.5901% 6/10/28 (b)(c)		694,000	664,185
Class G, 3.5901% 6/10/28 (b)(c)		504,000	469,882
GS Mortgage Securities Corp. II Series 2010-C1 Class X, 1.1173% 8/10/43 (b)(c)(m)		783,506	9,469
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 2.8336% 10/15/36 (b)(c)(e)		602,000	486,720
Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.870% 2.0583% 6/15/36 (b)(c)(e)		839,000	752,179
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.6336% 9/15/31 (b)(c)(e)		22,596,000	20,861,565
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2736% 10/15/31 (b)(c)(e)		10,353,000	9,751,410
sequential payer Series 2019-GC39 Class A4, 3.567% 5/10/52		1,800,000	2,014,432
Series 2010-C2:
Class D, 5.179% 12/10/43 (b)(c)		495,000	477,721
Class XA, 0.0361% 12/10/43 (b)(c)(m)		1,082,954	159
Series 2011-GC3 Class D, 5.6361% 3/10/44 (b)(c)		178,000	171,296
Series 2011-GC5:
Class C, 5.3888% 8/10/44 (b)(c)		505,077	437,683
Class D, 5.3888% 8/10/44 (b)(c)		342,592	248,048
Class E, 5.3888% 8/10/44 (b)(c)		424,043	266,143
Class F, 4.5% 8/10/44 (b)		733,782	356,657
Series 2012-GC6:
Class D, 5.6509% 1/10/45 (b)(c)		1,025,000	629,465
Class E, 5% 1/10/45 (b)(c)		620,000	320,172
Series 2012-GC6I Class F, 5% 1/10/45 (c)		244,543	170,836
Series 2012-GCJ7:
Class C, 5.6987% 5/10/45 (c)		562,000	521,364
Class D, 5.6987% 5/10/45 (b)(c)		1,399,000	1,182,277
Class F, 5% 5/10/45 (b)		603,531	162,953
Series 2012-GCJ9:
Class D, 4.7404% 11/10/45 (b)(c)		1,059,000	822,614
Class E, 4.7404% 11/10/45 (b)(c)		510,000	357,272
Series 2013-GC10 Class D, 4.4026% 2/10/46 (b)(c)		334,000	278,873
Series 2013-GC12:
Class D, 4.4514% 6/10/46 (b)(c)		138,482	113,330
Class XA, 1.4146% 6/10/46 (c)(m)		9,146,539	304,100
Series 2013-GC13 Class D, 4.0834% 7/10/46 (b)(c)		1,048,000	704,822
Series 2013-GC16:
Class C, 5.3107% 11/10/46 (c)		241,000	226,766
Class D, 5.3107% 11/10/46 (b)(c)		634,000	518,399
Class F, 3.5% 11/10/46 (b)		536,000	350,180
Series 2014-GC20 Class XA, 1.0559% 4/10/47 (c)(m)		49,577,898	1,277,910
Series 2015-GC34 Class XA, 1.2633% 10/10/48 (c)(m)		10,002,491	504,137
Series 2016-GS2:
Class B, 3.759% 5/10/49		483,000	478,806
Class C, 4.5264% 5/10/49 (c)		423,000	368,722
Class D, 2.753% 5/10/49 (b)		386,000	233,526
Series 2016-GS3 Class D, 2.62% 10/10/49 (b)		1,061,000	694,421
Series 2016-GS4 Class C, 3.7985% 11/10/49 (c)		264,000	216,818
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		670,000	641,026
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(c)		1,785,000	1,744,496
Class F, 4.0667% 2/10/29 (b)(c)		1,881,000	1,792,320
Series 2017-GS6 Class D, 3.243% 5/10/50 (b)		950,000	593,894
Series 2018-GS9 Class D, 3% 3/10/51 (b)		476,000	290,770
Series 2019-GC38 Class D, 3% 2/10/52 (b)		543,000	318,175
Series 2019-GC39 Class D, 3% 5/10/52 (b)		672,000	398,198
Series 2019-GC40:
Class D, 3% 7/10/52 (b)		525,000	321,038
Class DBF, 3.5497% 7/10/52 (b)(c)		619,000	512,110
Series 2019-GC42:
Class D, 2.8% 9/1/52 (b)		727,000	375,950
Class E, 2.8% 9/1/52 (b)		609,000	273,277
Series 2019-GS5 Class C, 4.299% 3/10/50 (c)		651,000	555,517
Series 2019-GSA1 Class E, 2.8% 11/10/52 (b)		395,000	178,068
Series 2020-GC45:
Class D, 2.85% 2/13/53 (b)		525,000	270,332
Class SWD, 3.2185% 12/13/39 (b)		399,000	281,625
Series 2020-GC47 Class D, 3.5708% 5/12/53 (b)(c)		189,000	150,885
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(c)		998,000	765,764
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (b)		399,000	380,133
Class F, 6.1552% 11/5/35 (b)		1,177,000	1,002,612
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)		383,932	365,448
Class F, 4.101% 9/17/39 (b)		96,224	85,160
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (b)(c)		483,000	460,777
Series 2019-55HY Class F, 2.9428% 12/10/41 (b)(c)		378,000	330,249
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 2.3336% 6/15/34 (b)(c)(e)		301,852	256,473
Class FFL, 1 month U.S. LIBOR + 2.850% 3.0336% 6/15/34 (b)(c)(e)		138,273	114,660
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)		592,000	560,469
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 2.5% 7/17/37 (b)(c)(e)		116,158	104,136
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 2.3821% 1/17/38 (b)(c)(e)		754,000	667,459
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/37 (b)		401,000	372,310
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 1.7836% 6/15/32 (b)(c)(e)		383,565	335,530
Class E, 1 month U.S. LIBOR + 3.000% 3.35% 6/15/35 (b)(c)(e)		31,824	24,652
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 2.3436% 7/15/36 (b)(c)(e)		567,000	479,446
Class F, 1 month U.S. LIBOR + 3.000% 3.1836% 7/15/36 (b)(c)(e)		189,000	150,354
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.7478% 4/15/47 (c)(m)		4,492,920	81,585
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		106,000	90,791
Series 2014-C26 Class D, 3.8811% 1/15/48 (b)(c)		416,000	294,404
Series 2015-C30 Class XA, 0.5128% 7/15/48 (c)(m)		26,191,707	556,377
Series 2015-C32 Class C, 4.6544% 11/15/48 (c)		1,368,000	1,160,900
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4231% 12/15/49 (b)(c)		696,000	426,021
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0895% 12/15/49 (c)		343,000	268,348
Class D, 3.0895% 12/15/49 (b)(c)		681,000	372,430
Series 2017-C7:
Class C, 4.1842% 10/15/50 (c)		198,000	144,643
Class D, 3% 10/15/50 (b)		331,000	222,329
Series 2018-C8 Class D, 3.2441% 6/15/51 (b)(c)		223,000	131,238
Series 2019-COR6:
Class D, 2.5% 11/13/52 (b)		315,000	155,631
Class E, 2.5% 11/13/52 (b)		609,000	259,929
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.1318% 6/15/45 (c)		91,000	81,023
Class D, 5.1318% 6/15/45 (b)(c)		481,000	346,732
Class E, 5.1318% 6/15/45 (b)(c)		625,000	366,440
Class F, 4% 6/15/45 (b)		615,000	307,500
Class G 4% 6/15/45 (b)		674,000	235,900
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.6641% 2/15/46 (b)(c)		637,000	276,686
Class G, 4.409% 2/15/46 (b)(c)		202,000	38,476
Class H, 4.409% 2/15/46 (b)(c)		453,000	67,598
Series 2011-C4:
Class E, 5.4808% 7/15/46 (b)(c)		761,000	702,136
Class H, 3.873% 7/15/46 (b)		428,000	367,427
Class NR, 3.873% 7/15/46 (b)		231,000	172,386
Series 2011-C5:
Class B. 5.4438% 8/15/46 (b)(c)		414,000	419,420
Class C, 5.4438% 8/15/46 (b)(c)		236,000	230,639
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		584,000	410,359
Class D, 4.1675% 4/15/46 (c)		907,000	547,835
Class F, 3.25% 4/15/46 (b)(c)		1,014,000	407,945
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(c)		516,000	51,600
Class E, 3.8046% 6/10/27 (b)(c)(n)		830,000	66,400
Series 2015-UES Class F, 3.621% 9/5/32 (b)(c)		1,178,000	1,143,334
Series 2018-AON Class F, 4.6132% 7/5/31 (b)(c)		409,000	365,197
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)		1,323,000	1,336,878
Class DFX, 5.3503% 7/5/33 (b)		2,034,000	2,021,454
Class EFX, 5.5422% 7/5/33 (b)		2,783,000	2,685,599
Class XAFX, 1.116% 7/5/33 (b)(c)(m)		19,961,000	625,845
Series 2019-OSB Class E, 3.7828% 6/5/39 (b)(c)		588,000	452,415
KNDL 2019-KNSQ Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 2.1836% 5/15/36 (b)(c)(e)		924,000	841,730
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(c)		734,000	674,882
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(c)		213,000	216,001
Class E, 4.6485% 2/10/36 (b)(c)		523,000	499,792
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (b)(c)		455,000	384,891
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/6/30 (b)(c)		263,000	233,014
Class E, 3.4767% 2/6/30 (b)(c)		194,000	164,274
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		386,000	333,830
Series 2012-C5 Class E, 4.6763% 8/15/45 (b)(c)		159,000	132,683
Series 2012-C6 Class D, 4.607% 11/15/45 (b)(c)		811,000	694,257
Series 2012-C6, Class F, 4.607% 11/15/45 (b)(c)		378,000	289,549
Series 2013-C12 Class D, 4.7655% 10/15/46 (b)(c)		713,000	533,245
Series 2013-C13:
Class D, 4.9039% 11/15/46 (b)(c)		970,000	716,010
Class E, 4.9039% 11/15/46 (b)(c)		435,919	308,097
Series 2013-C7:
Class C, 4.1215% 2/15/46 (c)		175,000	159,903
Class D, 4.2375% 2/15/46 (b)(c)		526,000	369,980
Class E, 4.2375% 2/15/46 (b)(c)		213,000	133,514
Series 2013-C8 Class D, 4.0563% 12/15/48 (b)(c)		273,000	224,407
Series 2013-C9:
Class C, 4.0325% 5/15/46 (c)		502,000	484,689
Class D, 4.1205% 5/15/46 (b)(c)		938,000	721,610
Class E, 4.1205% 5/15/46 (b)(c)		402,000	285,715
Series 2014-C17 Class XA, 1.1074% 8/15/47 (c)(m)		46,332,224	1,498,305
Series 2015-C25 Class XA, 1.0859% 10/15/48 (c)(m)		16,723,087	683,264
Series 2016-C30:
Class C, 4.1223% 9/15/49 (c)		151,000	125,805
Class D, 3% 9/15/49 (b)		271,000	163,670
Series 2016-C31:
Class C, 4.3124% 11/15/49 (c)		343,000	253,198
Class D, 3% 11/15/49 (b)(c)		423,000	238,629
Series 2016-C32 Class C, 4.2905% 12/15/49 (c)		236,000	197,615
Series 2017-C33 Class D, 3.356% 5/15/50 (b)		520,000	288,560
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN:
Class A, 1 month U.S. LIBOR + 0.950% 1.1336% 3/15/34 (b)(c)(e)		8,250,000	7,897,965
Class F, 1 month U.S. LIBOR + 2.600% 2.7836% 3/15/34 (b)(c)(e)		1,050,000	822,314
Class G, 1 month U.S. LIBOR + 3.150% 3.3336% 3/15/34 (b)(c)(e)		231,000	180,311
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (b)(c)(e)		5,100,000	4,863,421
sequential payer:
Series 2011-C1:
Class F, 4.193% 9/15/47 (b)		471,000	423,336
Class G, 4.193% 9/15/47 (b)		413,000	356,222
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)		16,898,000	16,069,037
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(c)		8,313	8,479
Series 2011-C1 Class E, 5.5009% 9/15/47 (b)(c)		293,000	284,593
Series 2011-C2:
Class D, 5.4782% 6/15/44 (b)(c)		977,000	631,094
Class F, 5.4782% 6/15/44 (b)(c)		407,000	170,940
Class XB, 0.3249% 6/15/44 (b)(c)(m)		2,856,775	22,955
Series 2011-C3:
Class AJ, 5.2444% 7/15/49 (b)(c)		4,800,000	4,939,401
Class C, 5.2444% 7/15/49 (b)(c)		480,000	415,266
Class D, 5.2444% 7/15/49 (b)(c)		1,176,000	934,775
Class E, 5.2444% 7/15/49 (b)(c)		666,000	480,032
Class F, 5.2444% 7/15/49 (b)(c)		182,000	121,824
Class G, 5.2444% 7/15/49 (b)(c)		616,400	376,946
Series 2012-C4 Class D, 5.419% 3/15/45 (b)(c)		231,000	118,475
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(c)		238,000	237,980
Class F, 4.295% 9/9/32 (b)(c)		401,000	353,082
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(c)		521,000	530,715
Series 2015-MS1:
Class C, 4.0311% 5/15/48 (c)		266,000	228,913
Class D, 4.0311% 5/15/48 (b)(c)		751,000	528,458
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		485,000	287,294
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		798,000	498,313
Class D, 3.904% 11/15/49 (c)		343,000	309,993
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 2.7836% 11/15/34 (b)(c)(e)		462,000	438,593
Series 2018-H4 Class A4, 4.31% 12/15/51		4,779,000	5,513,926
Series 2018-MP Class E, 4.276% 7/11/40 (b)(c)		730,000	505,413
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)		2,441,000	2,296,666
Class C, 3.1771% 11/10/36 (b)		2,343,000	2,104,636
Series 2020-CNP Class D, 2.508% 4/5/42 (b)(c)		252,000	200,851
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.6601% 7/15/33 (b)(c)		33,409	34,088
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.4336% 8/15/34 (b)(c)(e)		1,551,132	1,210,473
MRCD Series 2019-PARK Class G, 2.7175% 12/15/36 (b)		808,000	687,371
MSCCG Trust:
floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 2.3336% 10/15/37 (b)(c)(e)		387,000	358,950
floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 3.2336% 10/15/37 (b)(c)(e)		166,000	152,800
MSCG Trust Series 2016-SNR:
Class B, 4.181% 11/15/34 (b)		57,862	55,985
Class C, 5.205% 11/15/34 (b)		1,819,850	1,773,988
Class D, 6.55% 11/15/34 (b)		1,272,450	1,244,179
Class E, 6.8087% 11/15/34 (b)		307,700	277,768
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(c)		170,000	103,045
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 2.2336% 12/15/33 (b)(c)(e)		415,000	387,585
Natixis Commercial Mortgage Securities Series 2019-10K:
Class E, 4.1346% 5/15/39 (b)(c)		231,000	197,224
Class F, 4.1346% 5/15/39 (b)(c)		768,000	550,579
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.7904% 11/15/32 (b)(c)		170,000	159,289
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 3.1836% 11/15/34 (b)(c)(e)		138,000	116,742
Series 2019-1776 Class F, 4.2988% 10/15/36 (b)		872,000	776,591
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (b)(c)		399,000	347,423
Class AMZ3, 3.5% 1/15/37 (b)(c)		189,000	153,909
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 3.1836% 12/15/35 (b)(c)(e)		775,000	659,251
Progress Residential Series 2019-SFR3 Class F, 3.867% 9/17/36 (b)		315,000	290,141
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		129,281	150,541
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 1.3336% 3/15/36 (b)(c)(e)		1,769,816	1,673,535
Class B, 1 month U.S. LIBOR + 1.550% 1.7336% 3/15/36 (b)(c)(e)		7,700,000	6,898,629
Class C, 1 month U.S. LIBOR + 2.100% 2.2836% 3/15/36 (b)(c)(e)		12,017,000	10,473,059
SG Commercial Mortgage Securities Trust Series 2020-COVE:
Class F, 3.8518% 3/15/37 (b)(c)		716,000	604,711
Class G, 3.8518% 3/15/37 (b)(c)		198,000	150,363
Sg Commercial Mtg Securities Trust 2019-Pres Series 2019-PREZ Class F, 3.5929% 9/15/39 (b)(c)		747,000	593,070
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class F, 5.5206% 8/15/39 (c)		603,000	584,964
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.5691% 5/10/45 (b)(c)		537,000	368,461
Class E, 5% 5/10/45 (b)(c)		325,000	166,487
Class F, 5% 5/10/45 (b)(c)		418,000	83,600
Series 2017-C7 Class XA, 1.052% 12/15/50 (c)(m)		30,420,160	1,700,091
Series 2018-C8 Class C, 4.7026% 2/15/51 (c)		189,000	167,280
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)		201,000	169,809
Series 2012-WRM Class E, 4.238% 6/10/30 (b)(c)		478,000	193,361
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.0504% 1/10/45 (b)(c)		168,000	132,300
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (b)(c)		471,000	450,756
Wells Fargo Commercial Mortgage Trust:
floater Series 2020-SOP Class E, 1 month U.S. LIBOR + 2.710% 2.8936% 1/15/35 (b)(c)(e)		252,000	210,352
Series 2010-C1 Class XB, 0.5329% 11/15/43(b)(c)(m)		8,849,797	10,644
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		207,000	204,957
Class D, 4.7593% 10/15/45 (b)(c)		1,280,000	1,184,817
Class E, 4.7593% 10/15/45 (b)(c)		486,918	414,359
Class F, 4.7593% 10/15/45 (b)(c)		147,000	113,295
Series 2015-C31 Class XA, 0.9959% 11/15/48 (c)(m)		13,021,257	562,345
Series 2015-NXS4:
Class D, 3.6694% 12/15/48 (c)		483,000	362,082
Class E, 3.6694% 12/15/48 (b)(c)		353,000	203,205
Series 2016-BNK1:
Class C, 3.071% 8/15/49		254,000	184,637
Class D, 3% 8/15/49 (b)		266,000	141,340
Series 2016-C34 Class XA, 2.1198% 6/15/49 (c)(m)		11,990,582	933,622
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		953,000	434,798
Series 2016-LC25 Class C, 4.4178% 12/15/59 (c)		328,000	276,527
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		733,000	429,660
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		326,000	189,580
Series 2018-C43 Class C, 4.514% 3/15/51		228,000	197,953
Series 2018-C46 Class XA, 0.9428% 8/15/51 (c)(m)		26,735,706	1,247,689
Series 2018-C48 Class A5, 4.302% 1/15/52		4,229,000	4,905,027
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.9036% 6/15/46 (b)(c)(e)		9,601,778	9,644,992
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (n)		203,000	31,265
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		131,000	125,426
Class D, 5.6803% 3/15/44 (b)(c)		958,000	410,761
Class E, 5% 3/15/44 (b)		409,000	94,098
Class F, 5% 3/15/44 (b)		418,000	20,360
Series 2011-C4:
Class D, 5.221% 6/15/44 (b)(c)		258,000	195,482
Class E, 5.221% 6/15/44 (b)(c)		183,000	78,952
Series 2011-C5:
Class C, 5.656% 11/15/44 (b)(c)		100,000	90,915
Class D, 5.656% 11/15/44 (b)(c)		823,000	739,434
Class E, 5.656% 11/15/44 (b)(c)		1,053,000	791,032
Class F, 5.25% 11/15/44 (b)(c)		733,000	507,691
Class G, 5.25% 11/15/44 (b)(c)		205,000	129,235
Class XA, 1.6789% 11/15/44 (b)(c)(m)		1,234,745	18,612
Series 2012-C6 Class D, 5.5783% 4/15/45 (b)(c)		381,000	342,908
Series 2012-C7:
Class C, 4.8119% 6/15/45 (c)		677,000	452,341
Class E, 4.8119% 6/15/45 (b)(c)		481,000	192,987
Class F, 4.5% 6/15/45 (b)		230,566	57,642
Class G, 4.5% 6/15/45 (b)		678,513	101,777
Series 2012-C8:
Class D, 4.8843% 8/15/45 (b)(c)		293,000	254,917
Class E, 4.8843% 8/15/45 (b)(c)		201,000	160,979
Series 2013-C11:
Class D, 4.2569% 3/15/45 (b)(c)		443,749	355,839
Class E, 4.2569% 3/15/45 (b)(c)		976,128	687,690
Series 2013-C13 Class D, 4.1387% 5/15/45 (b)(c)		321,000	270,217
Series 2013-C16 Class D, 5.0325% 9/15/46 (b)(c)		115,000	63,704
Series 2013-UBS1 Class D, 4.7372% 3/15/46 (b)(c)		455,375	366,927
Series 2014-C21 Class XA, 1.0348% 8/15/47 (c)(m)		31,145,272	1,034,524
Series 2014-C24 Class XA, 0.8357% 11/15/47 (c)(m)		10,878,722	284,805
Series 2014-LC14 Class XA, 1.2043% 3/15/47 (c)(m)		19,572,578	631,783
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (b)(c)		198,000	177,159
Class F, 3.5955% 11/10/36 (b)(c)		1,082,000	895,247
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(c)		289,000	217,937
Class PR2, 3.516% 6/5/35 (b)(c)		755,000	556,533
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $578,004,278)			518,648,225

Municipal Securities - 0.7%
California Gen. Oblig.:
Series 2009:		$	$
7.35% 11/1/39		960,000	1,571,482
7.5% 4/1/34		3,305,000	5,313,515
7.55% 4/1/39		6,805,000	11,735,291
Series 2010, 7.625% 3/1/40		3,670,000	6,286,710
7.3% 10/1/39		10,015,000	16,295,507
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		410,000	414,293
Series 2010 C1, 7.781% 1/1/35		5,065,000	5,580,212
Series 2012 B, 5.432% 1/1/42		1,190,000	1,026,327
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		7,675,636	7,647,313
5.1% 6/1/33		22,880,000	22,063,184
Series 2010-1, 6.63% 2/1/35		4,335,000	4,525,480
Series 2010-3:
6.725% 4/1/35		6,465,000	6,732,198
7.35% 7/1/35		2,965,000	3,196,151
Series 2010-5, 6.2% 7/1/21		1,184,000	1,190,666
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)		14,838,000	17,380,788
TOTAL MUNICIPAL SECURITIES
(Cost $105,435,453)			110,959,117

Foreign Government and Government Agency Obligations - 1.9%
Arab Republic of Egypt:
6.125% 1/31/22 (b)		$2,248,000	$2,280,315
7.0529% 1/15/32 (b)		210,000	198,647
7.5% 1/31/27 (b)		3,773,000	3,919,204
7.6003% 3/1/29 (b)		1,715,000	1,735,366
7.903% 2/21/48 (b)		459,000	423,858
8.5% 1/31/47 (b)		904,000	878,293
8.7002% 3/1/49 (b)		160,000	156,350
Argentine Republic:
5.625% 1/26/22 (d)		655,000	258,725
6.875% 4/22/21 (d)		9,224,000	3,744,368
7.5% 4/22/26 (d)		6,038,000	2,283,119
8.28% 12/31/33 (d)		1,219,773	558,809
Azerbaijan Republic 4.75% 3/18/24 (b)		510,000	535,500
Barbados Government:
6.5% 2/1/21 (b)		360,000	345,713
6.5% 10/1/29 (b)		975,000	854,039
Belarus Republic 6.875% 2/28/23 (b)		1,589,000	1,648,588
Bermuda Government:
3.717% 1/25/27 (b)		435,000	452,672
4.75% 2/15/29 (b)		915,000	1,018,509
Brazilian Federative Republic:
4.25% 1/7/25		3,631,000	3,852,264
4.5% 5/30/29		615,000	629,606
4.75% 1/14/50		470,000	431,959
5.625% 1/7/41		4,021,000	4,107,703
7.125% 1/20/37		535,000	626,619
8.25% 1/20/34		2,871,000	3,651,553
Cameroon Republic 9.5% 11/19/25 (b)		2,118,000	2,034,604
Chilean Republic 2.45% 1/31/31		9,295,000	9,466,958
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		400,000	289,000
8.95% 2/19/21 (b)		398,480	338,708
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (b)		866,000	767,493
Dominican Republic:
4.5% 1/30/30 (b)		150,000	130,313
5.5% 1/27/25 (b)		405,000	403,481
5.875% 1/30/60 (b)		570,000	482,541
5.95% 1/25/27 (b)		434,000	421,387
6% 7/19/28 (b)		534,000	514,309
6.4% 6/5/49 (b)		495,000	443,644
6.5% 2/15/48 (Reg. S)		150,000	135,469
6.85% 1/27/45 (b)		517,000	485,011
6.875% 1/29/26 (b)		1,448,000	1,489,178
7.45% 4/30/44 (b)		826,000	812,836
7.5% 5/6/21 (b)		415,000	424,208
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		140,000	114,319
7.1246% 1/20/50 (b)		265,000	202,973
7.75% 1/24/23 (b)		1,300,000	1,164,313
Emirate of Abu Dhabi:
2.5% 4/16/25 (b)		300,000	312,375
3.125% 4/16/30 (b)		10,445,000	11,199,651
3.125% 9/30/49 (b)		560,000	562,975
3.875% 4/16/50 (b)		9,180,000	10,453,725
Georgia Republic 6.875% 4/12/21 (b)		70,000	71,553
Ghana Republic:
7.875% 3/26/27 (b)		255,000	239,222
9.25% 9/15/22 (b)		110,000	107,800
Guatemalan Republic 5.375% 4/24/32 (b)		230,000	248,831
Indonesian Republic:
2.625% 6/14/23	EUR	4,017,000	4,559,400
3.85% 10/15/30		24,460,000	26,997,725
4.1% 4/24/28		870,000	960,263
4.2% 10/15/50		24,000,000	26,520,000
4.35% 1/11/48		655,000	726,027
5.125% 1/15/45 (b)		1,145,000	1,382,588
5.25% 1/17/42 (b)		540,000	654,919
5.95% 1/8/46 (b)		560,000	749,000
6.75% 1/15/44 (b)		380,000	545,775
7.75% 1/17/38 (b)		1,307,000	1,937,628
8.5% 10/12/35 (b)		1,295,000	1,991,063
Islamic Republic of Pakistan 8.25% 4/15/24 (b)		164,000	163,846
Ivory Coast 5.75% 12/31/32		1,325,250	1,249,462
Jamaican Government:
6.75% 4/28/28		90,000	94,584
7.875% 7/28/45		250,000	276,094
8% 3/15/39		70,000	78,838
Jordanian Kingdom 6.125% 1/29/26 (b)		650,000	649,797
Kazakhstan Republic 6.5% 7/21/45 (b)		100,000	144,750
Kingdom of Saudi Arabia:
2.9% 10/22/25 (b)		7,755,000	8,092,343
3.25% 10/22/30 (b)		5,890,000	6,096,150
3.625% 3/4/28 (b)		665,000	716,330
4.5% 10/26/46 (b)		60,000	67,050
4.5% 4/22/60 (b)		3,860,000	4,246,000
4.625% 10/4/47 (b)		915,000	1,031,663
Lebanese Republic:
5.8% 4/14/20 (d)		1,093,000	200,497
6.375% 3/9/20 (d)		1,372,000	257,893
Mendoza Province 8.375% 5/19/24 (b)		125,000	53,125
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S)		1,000,000	1,154,000
5.1% 3/28/35 (b)		4,400,000	5,506,875
5.1% 3/28/35(Reg. S)		1,000,000	1,251,563
5.25% 6/23/47 (b)		2,400,000	3,237,000
5.25% 6/23/47(Reg. S)		200,000	269,750
5.625% 4/4/42 (b)		600,000	819,938
5.875% 9/16/43 (b)		400,000	570,875
Moroccan Kingdom 5.5% 12/11/42 (b)		100,000	114,094
Papua New Guinea 8.375% 10/4/28 (b)		490,000	433,650
Province of Santa Fe 7% 3/23/23 (b)		1,846,000	1,015,300
Provincia de Cordoba:
7.125% 6/10/21 (b)		2,723,000	1,198,120
7.45% 9/1/24 (b)		1,097,000	478,388
Republic of Honduras 8.75% 12/16/20 (b)		600,000	604,875
Republic of Iraq 5.8% 1/15/28 (Reg. S)		3,574,000	3,215,483
Republic of Nigeria:
6.5% 11/28/27 (b)		310,000	275,028
6.75% 1/28/21 (b)		480,000	479,550
7.625% 11/21/25 (b)		2,085,000	1,997,691
Republic of Paraguay 4.95% 4/28/31 (b)		510,000	549,143
Republic of Senegal 8.75% 5/13/21 (b)		115,000	114,928
Republic of Serbia 7.25% 9/28/21 (b)		595,000	632,931
Romanian Republic 4.375% 8/22/23 (b)		300,000	314,813
Rwanda Republic 6.625% 5/2/23 (b)		962,000	915,103
State of Qatar:
3.4% 4/16/25 (b)		5,705,000	6,100,784
3.75% 4/16/30 (b)		18,171,000	20,203,881
4% 3/14/29 (b)		775,000	873,813
4.4% 4/16/50 (b)		15,725,000	18,673,438
4.5% 4/23/28 (b)		135,000	156,094
4.817% 3/14/49 (b)		1,445,000	1,816,184
5.103% 4/23/48 (b)		1,515,000	1,981,336
9.75% 6/15/30 (b)		523,000	854,451
Sultanate of Oman:
3.875% 3/8/22 (b)		720,000	684,225
4.125% 1/17/23 (b)		325,000	299,102
6.75% 1/17/48 (b)		196,000	147,551
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (b)		425,000	410,789
Turkish Republic:
3.25% 3/23/23		4,255,000	3,975,766
4.25% 3/13/25		615,000	560,227
5.125% 3/25/22		3,755,000	3,736,225
5.25% 3/13/30		375,000	321,914
5.75% 5/11/47		1,387,000	1,084,894
6.25% 9/26/22		4,290,000	4,336,922
6.35% 8/10/24		435,000	432,281
Ukraine Government:
7.375% 9/25/32 (b)		580,000	552,450
7.75% 9/1/20 (b)		4,985,000	4,977,523
7.75% 9/1/21 (b)		7,374,000	7,431,149
7.75% 9/1/22 (b)		810,000	816,075
7.75% 9/1/23 (b)		190,000	191,140
7.75% 9/1/24 (b)		360,000	361,440
7.75% 9/1/26 (b)		320,000	318,720
7.75% 9/1/27 (b)		170,000	168,141
United Kingdom, Great Britain and Northern Ireland:
1.75% 9/7/37 (Reg. S)	GBP	921,009	1,373,609
1.75% 1/22/49(Reg. S) (k)	GBP	1,490,000	2,405,970
3.25% 1/22/44	GBP	190,000	371,991
4.25% 3/7/36 (Reg. S)	GBP	30,000	58,602
4.25% 12/7/49 (Reg. S) (i)	GBP	520,283	1,280,408
United Mexican States:
3.25% 4/16/30		630,000	619,920
3.75% 1/11/28		820,000	848,188
3.9% 4/27/25		350,000	369,250
4.5% 4/22/29		255,000	275,241
4.75% 4/27/32		235,000	254,388
5.75% 10/12/10		2,475,000	2,686,922
6.05% 1/11/40		2,150,000	2,594,781
Uzbekistan Republic of 4.75% 2/20/24 (b)		280,000	295,313
Venezuelan Republic:
9.25% 9/15/27 (d)		4,549,000	250,195
11.95% 8/5/31 (Reg. S) (d)		938,300	51,607
12.75% 8/23/22 (d)		199,600	10,978
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.810% 2.625% 3/13/28 (c)(e)		71,000	61,062
4.8% 11/19/24 (b)		85,000	89,838
5.5% 3/12/28		2,218,500	2,212,954
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $288,758,673)			291,078,296

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $15,266,778)		15,300,000	15,475,950
		Shares	Value

Common Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Clear Channel Outdoor Holdings, Inc. (r)		18,523	17,890
iHeartMedia, Inc. (r)		7,877	68,530
			86,420
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
David's Bridal, Inc. (n)		1,170	0
David's Bridal, Inc. rights(n)(r)		295	0
			0
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (r)		55,600	3,920
Weatherford International PLC (r)		11,199	22,398
			26,318
TOTAL COMMON STOCKS
(Cost $764,907)			112,738

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%		11,325	253,680
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E 6.50% (c)		27,100	606,769
Capstead Mortgage Corp. Series E, 7.50%		700	15,974
Dynex Capital, Inc. Series C 6.90% (c)		9,622	214,090
MFA Financial, Inc. Series B, 7.50%		13,700	216,323
			1,053,156
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		14,800	384,060
Boston Properties, Inc. 5.25%		6,350	159,957
Cedar Realty Trust, Inc.:
Series B, 7.25%		950	14,573
Series C, 6.50%		14,300	195,910
Colony Capital, Inc.:
Series H, 7.125%		16,500	251,790
Series I, 7.15%		17,100	257,013
National Storage Affiliates Trust Series A, 6.00%		6,925	185,659
PS Business Parks, Inc. Series W, 5.20%		8,025	203,273
Public Storage Series F, 5.15%		21,800	571,160
Rexford Industrial Realty, Inc. Series B, 5.875%		16,525	428,659
SITE Centers Corp. Series K, 6.25%		11,650	233,000
Spirit Realty Capital, Inc. Series A, 6.00%		10,200	245,208
Taubman Centers, Inc. Series J, 6.50%		7,900	179,330
UMH Properties, Inc. Series C, 6.75%		8,625	204,634
			3,514,226

TOTAL NONCONVERTIBLE PREFERRED STOCKS			4,567,382

TOTAL PREFERRED STOCKS
(Cost $5,140,208)			4,821,062
		Principal Amount(a)	Value

Bank Loan Obligations - 5.2%
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.2%
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (c)(e)(s)		1,875,000	1,743,750
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3495% 6/15/24 (c)(e)(s)		6,651,021	6,518,001
Iridium Satellite LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/4/26 (c)(e)(s)		1,295,000	1,278,813
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 3/1/27 (c)(e)(s)		2,670,108	2,586,186
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (c)(e)(s)		3,157,524	2,520,935
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (c)(e)(s)		2,059,000	1,235,400
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 7/31/25 (c)(e)(s)		4,483,220	4,222,655
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8711% 1/31/26 (c)(e)(s)		2,810,530	2,681,527
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1836% 8/14/26 (c)(e)(s)		1,925,195	1,846,377
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.68% 2/26/21 (c)(e)(s)		1,500,000	1,470,000
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 3/9/27 (c)(e)(s)		7,675,000	7,372,835
			33,476,479
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.8233% 2/10/27 (c)(e)(s)		4,595,000	4,330,788
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.08% 4/22/26 (c)(e)(s)		1,485,000	1,130,456
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 7/8/22 (c)(e)(s)		1,260,835	567,376
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.7001% 7/8/23 (c)(e)(s)		169,000	27,885
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 3.322% 2/28/25 (c)(e)(s)		3,062,580	2,253,538
3 month U.S. LIBOR + 2.500% 3.572% 9/20/26 (c)(e)(s)		497,500	373,125
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.2685% 1/23/25 (c)(e)(s)		870,487	766,028
			9,449,196
Interactive Media & Services - 0.0%
Ancestry.com Operations, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/23 (c)(e)(s)		1,751,659	1,681,593
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.43% 8/27/26 (c)(e)(s)		1,220,000	1,128,500
			2,810,093
Media - 0.4%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.9183% 1/31/26 (c)(e)(s)		1,446,742	1,363,555
3 month U.S. LIBOR + 2.750% 2.9336% 7/15/25 (c)(e)(s)		527,838	498,411
AppLovin Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2628% 8/15/25 (c)(e)(s)		1,000,000	977,500
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6736% 8/15/25 (c)(e)(s)		1,798,069	1,747,130
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (c)(e)(s)		2,170,930	1,748,684
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.93% 2/1/27 (c)(e)(s)		9,331,055	9,123,066
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4236% 1/31/28 (c)(e)(s)		4,180,000	3,961,846
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.6836% 4/15/27 (c)(e)(s)		2,618,438	2,521,896
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4336% 1/15/26 (c)(e)(s)		1,445,082	1,389,533
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.822% 3/31/26 (c)(e)(s)		746,250	636,178
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.42% 8/24/26 (c)(e)(s)		4,706,350	4,029,812
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.6695% 11/17/24 (c)(e)(s)		1,033,893	932,830
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6875% 2/19/26 (c)(e)(s)		854,808	753,658
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 5/1/26 (c)(e)(s)		788,025	734,833
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.8125% 12/18/24 (c)(e)(s)		1,903,881	1,814,037
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.7628% 1/30/27 (c)(e)(s)		750,000	727,500
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1836% 10/22/26 (c)(e)(s)		1,735,000	1,729,222
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4336% 7/17/25 (c)(e)(s)		2,760,315	2,651,972
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.1201% 9/19/26 (c)(e)(s)		4,262,703	4,100,209
Nielsen Finance LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 2.2216% 10/4/23 (c)(e)(s)		987,277	959,515
Tranche B5 1LN, term loan 3 month U.S. LIBOR + 3.750% 6/30/25 (e)(s)(t)		1,500,000	1,491,870
Outfront Media Capital LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 1.9339% 11/28/26 (c)(e)(s)		750,000	714,143
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6736% 10/17/26 (c)(e)(s)		1,246,875	1,204,406
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 8/31/25 (e)(s)(t)		250,000	234,375
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.69% 9/30/26 (c)(e)(s)		1,318,375	1,282,120
Springer Nature Deutschland Gm Tranche B16 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 8/24/24 (c)(e)(s)		1,795,609	1,741,741
Univision Communications, Inc. Tranche C 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 3/15/24 (c)(e)(s)		805,000	767,970
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6836% 1/31/28 (c)(e)(s)		2,000,000	1,936,660
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (c)(e)(s)		5,930,384	5,712,443
			57,487,115
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6% 11/27/23 (c)(e)(s)		15,330,000	15,400,211
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.75% 1/2/24 (c)(e)(s)		1,590,000	1,595,963
Tranche B-5, term loan 6.625% 1/2/24 (s)		1,718,000	1,727,123
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/10/24 (c)(e)(s)		738,030	667,918
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.93% 4/11/25 (c)(e)(s)		1,113,992	1,082,088
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.8725% 3/9/23 (c)(e)(s)		1,600,502	991,735
T-Mobile U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 4/1/27 (c)(e)(s)		6,085,000	6,083,600
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5/28/27 (e)(s)(t)		1,240,000	1,178,000
			28,726,638

TOTAL COMMUNICATION SERVICES			131,949,521

CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.9501% 11/27/20 (c)(e)(s)		1,601,408	1,126,126
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.4501% 11/27/21 (c)(e)(s)		579,000	92,640
			1,218,766
Automobiles - 0.0%
Bombardier Recreational Products, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 5/24/27 (c)(e)(s)		1,055,000	1,047,088
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4208% 4/18/25 (c)(e)(s)		1,535,628	1,472,928
			2,520,016
Distributors - 0.0%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1736% 6/11/26 (c)(e)(s)		1,278,980	1,195,846
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1382% 6/11/26 (c)(e)(s)(u)		252,602	236,183
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.8701% 4/30/25 (c)(e)(s)		935,285	811,650
			2,243,679
Diversified Consumer Services - 0.2%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (c)(e)(s)		1,700,000	1,727,625
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9236% 11/26/26 (c)(e)(s)		748,125	715,582
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6132% 7/30/26 (c)(e)(s)		1,839,773	1,735,513
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.7001% 8/22/25 (c)(e)(s)		363,000	272,250
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 2/21/25 (c)(e)(s)		2,669,053	2,288,713
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (c)(e)(s)		1,040,966	873,110
3 month U.S. LIBOR + 8.500% 8.8595% 3/13/25 (c)(e)(n)(s)		840,000	823,200
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (c)(e)(s)		1,293,301	1,161,811
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 11/14/22 (c)(e)(s)		6,902,936	6,575,047
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 7/30/25 (c)(e)(s)		613,668	552,301
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/15/23 (c)(e)(s)		19,525	16,791
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (c)(e)(s)		267,779	253,201
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (c)(e)(s)		1,541,379	1,457,467
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/14/23 (c)(e)(s)		111,476	95,869
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5% 11/29/24 (c)(e)(s)		2,142,385	2,081,692
			20,630,172
Hotels, Restaurants & Leisure - 0.6%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/1/23 (c)(e)(s)		672,104	571,289
Aimbridge Acquisition Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.017% 2/1/26 (c)(e)(s)		1,130,967	955,667
Alterra Mountain Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.750% 2.9236% 7/31/24 (c)(e)(s)		1,211,411	1,137,212
3 month U.S. LIBOR + 4.500% 5/13/26 (e)(s)(t)		675,000	668,250
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 2/15/24 (c)(e)(s)		634,340	518,046
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 3/11/25 (c)(e)(s)		1,946,000	1,850,160
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 1/15/27 (c)(e)(s)		1,410,000	1,339,063
Aristocrat International Pty Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (c)(e)(s)		505,000	501,844
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.859% 10/19/24 (c)(e)(s)		1,225,169	1,174,631
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3449% 9/15/23 (c)(e)(s)		1,433,208	1,372,296
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 11/19/26 (c)(e)(s)		1,745,625	1,673,618
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 12/22/24 (c)(e)(s)		9,409,139	8,482,339
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 8/8/21 (c)(e)(s)		1,734,701	1,606,767
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.572% 8/30/26 (c)(e)(s)		995,000	491,102
CEOC LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1736% 10/6/24 (c)(e)(s)		3,417,603	3,316,784
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (c)(e)(s)		1,981,241	1,853,530
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (c)(e)(s)		5,995,000	5,642,794
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.25% 4/17/24 (c)(e)(s)		1,034,622	1,016,517
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.072% 9/8/24 (c)(e)(s)		455,000	281,436
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.072% 3/8/24 (c)(e)(s)		2,014,277	1,495,883
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1736% 11/30/23 (c)(e)(s)		3,627,884	3,451,678
Gaming VC Holdings SA Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.3076% 3/16/24 (c)(e)(s)		1,072,583	1,036,834
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (c)(e)(s)		6,502,212	5,591,902
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.455% 10/4/23 (c)(e)(s)		7,906,193	6,773,393
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9183% 6/21/26 (c)(e)(s)		1,646,634	1,568,715
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9321% 4/3/25 (c)(e)(s)		1,050,915	1,010,360
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3633% 6/10/22 (c)(e)(s)		1,914,558	1,687,204
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 8/31/25 (c)(e)(s)		1,193,963	1,125,310
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.375% 10/14/23 (c)(e)(s)		422,415	313,293
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9182% 10/18/26 (c)(e)(s)		1,415,426	1,380,634
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6736% 5/29/26 (c)(e)(s)		1,097,837	1,039,739
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (c)(e)(s)		871,933	816,347
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 8.1708% 3/1/26 (c)(e)(s)		1,876,250	1,177,347
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (c)(e)(s)		166,437	139,368
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.9501% 5/10/26 (c)(e)(s)		488,989	386,302
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.072% 12/10/24 (c)(e)(s)		3,939,063	3,934,848
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/28/21 (c)(e)(s)		844,594	675,675
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.18% 5/11/24 (c)(e)(s)		316,599	297,011
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.4765% 8/14/24 (c)(e)(s)		2,210,527	1,974,000
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 7/6/24 (c)(e)(s)		2,207,122	2,097,870
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 7/10/25 (c)(e)(s)		5,005,180	4,934,807
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (c)(e)(s)		3,702,879	3,471,449
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6.072% 5/29/26 (c)(e)(s)		2,998,700	1,717,296
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.072% 5/28/27 (c)(e)(s)		750,000	207,855
Twin River Worldwide Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (c)(e)(s)		1,310,000	1,313,275
United PF Holdings LLC:
1LN, term loan:
3 month U.S. LIBOR + 4.000% 12/30/26 (e)(s)(t)(u)		188,390	153,538
3 month U.S. LIBOR + 4.000% 5.4501% 12/30/26 (c)(e)(s)		1,521,610	1,240,112
2LN, term loan 3 month U.S. LIBOR + 8.500% 9.9501% 12/30/27 (c)(e)(n)(s)		300,000	225,000
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.0128% 8/3/26 (c)(e)(s)		3,322,534	3,185,480
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 5/30/25 (c)(e)(s)		1,412,490	1,342,374
			90,218,244
Household Durables - 0.0%
Big Ass Fans LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 5/21/24 (c)(e)(s)		609,652	506,011
Internet & Direct Marketing Retail - 0.2%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.072% 9/25/24 (c)(e)(s)		18,640,513	17,467,652
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 1/29/27 (c)(e)(s)		375,000	362,813
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.25% 8/19/23 (c)(e)(s)		2,254,252	2,153,622
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6736% 11/8/24 (c)(e)(s)		2,877,393	2,733,523
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 12/12/26 (c)(e)(s)		5,105,625	4,906,199
			27,623,809
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6839% 1/4/26 (c)(e)(s)		746,638	735,438
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6736% 12/21/25 (c)(e)(s)		990,000	740,381
			1,475,819
Specialty Retail - 0.0%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 7/2/22 (c)(e)(s)		1,810,874	1,349,101
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.46% 1/18/24 (c)(e)(n)(s)		35,010	0
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.65% 6/30/23 (c)(e)(n)(s)		25,298	0
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.0682% 8/19/22 (c)(e)(s)		1,602,494	809,259
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 1/26/23 (c)(e)(s)		1,307,120	901,181
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.6866% 4/16/26 (c)(e)(s)		1,596,980	1,410,341
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 5.1866% 9/12/24 (c)(e)(s)		495,000	423,225
			4,893,107
Textiles, Apparel & Luxury Goods - 0.0%
G-III Apparel Group Ltd. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.25% 12/1/22 (c)(e)(s)		785,000	712,058
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 4/25/25 (c)(e)(s)		1,355,000	1,313,781
			2,025,839

TOTAL CONSUMER DISCRETIONARY			153,355,462

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.8019% 12/16/23 (c)(e)(s)		702,115	681,051
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9339% 10/1/26 (c)(e)(s)		98,000	93,100
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6839% 10/1/25 (c)(e)(s)		285,388	277,659
Agro Merchants Intermediate Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 12/6/24 (c)(e)(s)		1,290,702	1,174,538
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.1242% 5/31/24 (c)(e)(s)		5,222,861	5,071,764
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4409% 2/3/24 (c)(e)(s)		3,361,836	3,294,600
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (c)(e)(s)		983,533	929,439
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4236% 1/30/27 (c)(e)(s)		1,710,000	1,628,775
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.7442% 10/22/25 (c)(e)(s)		381,552	374,875
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (c)(e)(s)		1,582,091	996,717
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.9236% 6/20/25 (c)(e)(s)		1,090,313	1,046,700
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.75% 6/30/22 (c)(e)(s)		1,038,209	1,020,040
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 3/31/22 (c)(e)(s)		1,364,756	1,348,979
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 9/13/26 (c)(e)(s)		1,741,250	1,639,683
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 6/27/23 (c)(e)(s)		1,098,265	1,034,291
			19,931,160
Food Products - 0.1%
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (c)(e)(s)		1,063,185	1,044,579
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/7/23 (c)(e)(s)		4,055,849	3,932,470
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.072% 5/1/26 (c)(e)(s)		4,312,565	4,159,598
			9,136,647
Personal Products - 0.0%
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/10/24 (c)(e)(s)		2,280,716	2,269,312
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1821% 6/15/25 (c)(e)(s)		429,444	208,817
			2,478,129

TOTAL CONSUMER STAPLES			32,226,987

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.9236% 11/3/25 (c)(e)(s)		1,260,475	850,821
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1709% 5/21/25 (c)(e)(s)		1,113,008	621,425
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5/29/27 (e)(s)(t)		1,175,000	1,116,250
			2,588,496
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 5% 11/14/26 (c)(e)(s)		775,833	760,317
3 month U.S. LIBOR + 4.000% 5% 11/14/26 (c)(e)(s)		222,222	217,778
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (c)(e)(s)		2,567,202	1,761,100
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 10/31/24 (c)(e)(s)		1,464,895	1,210,633
Buckeye Partners LP 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.1201% 10/18/26 (c)(e)(s)		1,410,000	1,367,700
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.42% 11/18/24 (c)(e)(s)		1,448,438	1,361,531
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.375% 12/31/21 (c)(e)(s)		7,019,000	320,838
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/31/22 (c)(e)(s)		4,136,000	1,050,089
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (c)(e)(s)		1,275,000	673,621
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (c)(e)(s)		850,725	769,106
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 3/28/24 (c)(e)(s)		4,462,406	4,244,863
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.5% 7/29/21 (c)(e)(s)		2,655,636	2,622,440
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4236% 3/31/25 (c)(e)(s)		1,881,767	1,618,715
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9.072% 3/23/26 (c)(e)(s)		256,098	235,610
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 2/6/25 (c)(e)(s)		556,847	526,220
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.37% 3/1/26 (c)(e)(s)		2,000,000	1,495,000
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.9894% 3/1/24 (c)(d)(e)(s)		7,187,871	610,969
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4182% 7/18/25 (c)(e)(s)		3,110,226	2,093,089
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (c)(e)(s)		2,118,408	1,777,345
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1736% 5/22/26 (c)(e)(s)		1,273,667	1,076,248
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.1536% 10/15/26 (c)(e)(s)		910,000	836,063
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/30/24 (c)(e)(s)		391,920	327,743
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.2001% 12/19/20 (c)(e)(s)		2,954,639	2,741,905
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 5/11/20 (d)(e)(n)(s)		1,224,553	979,643
term loan 7.25% 5/11/20 (c)(d)(n)(s)		528,000	422,400
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/2/25 (c)(e)(s)		440,000	433,264
			31,534,230

TOTAL ENERGY			34,122,726

FINANCIALS - 0.6%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6736% 2/13/27 (c)(e)(s)		1,157,100	1,100,448
3 month U.S. LIBOR + 4.500% 2/13/27 (e)(s)(t)		1,100,000	1,080,750
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6157% 9/30/24 (c)(e)(s)		4,646,663	4,439,886
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4501% 5/22/24 (c)(e)(s)		499,199	474,239
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 2/27/26 (c)(e)(s)		2,979,100	2,913,321
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (c)(e)(s)		750,000	734,535
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.4375% 8/3/25 (c)(e)(s)		440,000	421,300
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5653% 3/1/25 (c)(e)(s)		1,965,847	1,898,281
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.822% 6/1/23 (c)(e)(s)		606,723	572,024
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.9365% 7/1/26 (c)(e)(s)		922,309	890,794
			14,525,578
Diversified Financial Services - 0.2%
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (c)(e)(s)		2,429,894	2,324,339
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (c)(e)(s)		2,004,661	1,890,115
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.2001% 10/6/23 (c)(e)(s)		551,500	526,341
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4236% 10/1/25 (c)(e)(s)		9,801,978	9,647,989
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1736% 12/27/22 (c)(e)(s)		888,102	854,798
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1736% 7/3/24 (c)(e)(s)		1,153,391	1,110,865
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (c)(e)(s)		726,721	581,377
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.2001% 6/7/23 (c)(e)(s)		4,883,843	4,681,359
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4501% 6/30/24 (c)(e)(s)		586,665	547,065
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 9/29/24 (c)(e)(s)		262,955	212,554
RPI 2019 Intermediate Finance Trust:
Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.6736% 2/11/25 (c)(e)(n)(s)		1,851,563	1,809,902
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 2/11/27 (c)(e)(s)		5,592,763	5,457,585
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 2/11/27 (c)(e)(s)		3,446,262	3,368,721
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 11/16/26 (c)(e)(s)		2,512,163	2,429,990
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 4/29/26 (c)(e)(s)		605,296	579,268
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (c)(n)(s)		1,105,000	1,080,469
			37,102,737
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.765% 1/30/27 (c)(e)(s)		4,018,202	3,754,528
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 5/10/25 (c)(e)(s)		1,926,586	1,835,286
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4208% 5/9/25 (c)(e)(s)		744,375	711,250
AmeriLife Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 0% 3/18/27 (e)(s)(u)		215,341	198,114
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.3701% 3/18/27 (c)(e)(s)		1,679,659	1,545,286
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 1/25/24 (c)(e)(s)		2,901,626	2,848,439
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 11/3/23 (c)(e)(s)		2,616,616	2,546,308
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 11/3/24 (c)(e)(s)		2,655,098	2,576,772
Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 3.1736% 8/4/22 (c)(e)(s)		4,792,696	4,693,248
3 month U.S. LIBOR + 6.500% 6.6736% 8/4/25 (c)(e)(s)		5,206,166	5,176,907
HUB International Ltd. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.0199% 4/25/25 (c)(e)(s)		6,055,177	5,821,326
3 month U.S. LIBOR + 4.000% 5% 4/25/25 (c)(e)(s)		2,435,775	2,381,043
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1736% 12/2/26 (c)(e)(s)		748,125	724,746
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 5/16/24 (c)(e)(s)		4,087,752	3,921,176
			38,734,429

TOTAL FINANCIALS			90,362,744

HEALTH CARE - 0.3%
Biotechnology - 0.0%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 10/11/26 (c)(e)(s)		3,030,000	2,976,975
Health Care Equipment & Supplies - 0.1%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.1736% 6/22/24 (c)(e)(s)		2,672,070	2,354,762
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.5796% 6/30/25 (c)(e)(s)		3,599,684	3,407,101
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.2841% 2/11/26 (c)(e)(s)		5,877,500	5,657,094
			11,418,957
Health Care Providers & Services - 0.1%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2382% 12/13/26 (c)(e)(s)		3,175,000	3,083,719
DaVita HealthCare Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 8/12/26 (c)(e)(s)		490,000	477,873
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 3/13/25 (c)(e)(s)		1,066,755	1,045,089
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 3/18/26 (c)(e)(s)		2,340,360	2,292,289
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.612% 8/31/26 (c)(e)(s)		1,064,912	956,259
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.6125% 8/30/27 (c)(e)(s)		485,000	401,338
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5037% 8/31/26 (c)(e)(s)(u)		265,303	238,234
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9236% 11/16/25 (c)(e)(s)		2,631,972	2,514,481
Surgery Center Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 8/31/24 (c)(e)(s)		300,000	301,500
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/31/24 (c)(e)(s)		1,392,931	1,271,481
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (c)(e)(s)		2,005,016	1,793,487
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1875% 6/13/26 (c)(e)(s)		3,764,375	3,580,184
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6736% 11/20/26 (c)(e)(s)		750,000	675,000
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4501% 12/1/24 (c)(e)(s)		887,383	847,007
			19,477,941
Health Care Technology - 0.0%
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.2587% 7/22/26 (c)(e)(s)		1,439,375	1,379,641
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9236% 9/30/26 (c)(e)(s)		997,500	970,697
			2,350,338
Pharmaceuticals - 0.1%
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.25% 5/9/26 (c)(e)(s)		990,000	971,853
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2/4/27 (e)(s)(t)		5,360,000	5,185,800
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6% 11/25/20 (c)(e)(s)		26,281	25,821
Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (c)(e)(s)		3,889,487	3,797,111
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.9208% 11/27/25 (c)(e)(s)		2,094,118	2,042,812
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1708% 6/1/25 (c)(e)(s)		2,842,863	2,782,964
			14,806,361

TOTAL HEALTH CARE			51,030,572

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.6501% 1/20/27 (c)(e)(s)		2,070,000	1,971,675
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.42% 6/19/26 (c)(e)(s)		373,125	275,646
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4236% 5/30/25 (c)(e)(s)		1,184,466	1,083,052
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4236% 12/9/25 (c)(e)(s)		7,760,942	7,090,319
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4236% 8/22/24 (c)(e)(s)		1,412,400	1,288,815
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (c)(e)(s)		1,873,750	1,611,425
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (c)(e)(s)		181,000	126,021
			13,446,953
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 4/8/26 (c)(e)(s)		1,316,844	1,104,174
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 4/8/26 (c)(e)(s)		707,981	593,642
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6736% 10/18/20 (c)(e)(s)		372,000	319,920
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.822% 10/5/24 (c)(e)(s)		664,824	590,862
			2,608,598
Airlines - 0.0%
Delta Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5101% 4/27/23 (c)(e)(s)		1,780,000	1,754,777
Kestrel Bidco, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (c)(e)(s)		2,174,550	1,582,442
			3,337,219
Building Products - 0.1%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (c)(e)(s)		1,020,000	958,800
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6736% 10/1/26 (c)(e)(s)		1,995,000	1,914,362
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 6/1/25 (c)(e)(s)		1,205,540	1,142,756
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 2/28/27 (c)(e)(s)		1,690,000	1,601,275
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.072% 5/31/25 (c)(e)(s)		3,978,257	3,701,450
			9,318,643
Commercial Services & Supplies - 0.2%
AVSC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 10/15/26 (c)(e)(s)		1,547,500	1,075,513
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4549% 6/21/24 (c)(e)(s)		6,516,658	5,868,055
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5891% 5/7/27 (c)(e)(s)		620,000	598,300
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.4366% 8/1/26 (c)(e)(s)		1,119,375	1,094,189
Environmental Resources Management I Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 7/10/26 (c)(e)(s)		620,313	573,789
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 3/29/25 (c)(e)(s)		2,096,859	2,033,072
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.322% 10/5/26 (c)(e)(s)		497,500	487,550
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (c)(e)(s)		1,537,175	944,486
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4375% 6/29/26 (c)(e)(s)		967,500	948,150
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 2/27/25 (c)(e)(s)		8,432,352	8,194,138
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1736% 1/23/27 (c)(e)(s)		2,200,000	2,126,674
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1736% 9/20/26 (c)(e)(s)		1,468,438	1,328,936
Pitney Bowes, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.68% 1/7/25 (c)(e)(s)		680,000	538,560
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (c)(e)(s)		2,026,563	1,975,898
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 8/29/25 (c)(e)(s)		860,113	764,425
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6875% 8/15/25 (c)(e)(s)		1,453,691	1,419,166
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6736% 2/8/26 (c)(e)(s)		560,340	498,703
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (c)(e)(s)		1,119,375	811,547
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.4525% 12/20/24 (c)(e)(s)		1,358,587	1,321,226
			32,602,377
Construction & Engineering - 0.1%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.423% 1/24/27 (c)(e)(s)		1,125,000	1,088,786
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (c)(e)(s)		500,000	513,750
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/24/26 (c)(e)(s)		1,419,707	1,389,240
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 1/23/27 (c)(e)(s)		955,000	882,181
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 9/27/24 (c)(e)(s)		963,330	790,730
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.9501% 5/21/26 (c)(e)(n)(s)		2,124,018	2,049,678
			6,714,365
Electrical Equipment - 0.0%
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.3296% 3/2/27 (c)(e)(s)		4,025,000	3,853,938
Machinery - 0.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1736% 10/1/25 (c)(e)(s)		1,099,795	1,044,805
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.448% 11/15/26 (c)(e)(s)		160,000	131,200
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.972% 11/15/25 (c)(e)(s)		894,616	727,546
			1,903,551
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6736% 4/4/24 (c)(e)(s)		2,142,218	2,078,230
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.93% 2/7/26 (c)(e)(s)		2,122,900	1,922,987
			4,001,217
Road & Rail - 0.1%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.4501% 12/30/26 (c)(e)(s)		2,000,000	1,954,640
IBC Capital Ltd. 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.8894% 9/11/24 (c)(e)(s)		160,000	124,800
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 3.6736% 7/13/23 (c)(e)(s)		1,951,617	1,894,298
3 month U.S. LIBOR + 4.000% 5% 4/4/25 (c)(e)(s)		3,944,466	3,848,340
			7,822,078
Trading Companies & Distributors - 0.0%
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2% 8/9/25 (c)(e)(s)		1,128,727	1,008,799

TOTAL INDUSTRIALS			86,617,738

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2001% 8/10/25 (c)(e)(s)		1,466,175	472,226
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4236% 4/4/26 (c)(e)(s)		3,552,150	3,405,624
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/24 (c)(e)(s)		5,699,183	5,528,949
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.4942% 4/15/26 (c)(e)(s)		1,113,750	1,084,982
			10,491,781
Electronic Equipment & Components - 0.1%
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7001% 11/4/26 (c)(e)(s)		365,000	352,681
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/25 (c)(e)(s)		1,395,638	1,301,000
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 2/1/26 (c)(e)(s)		158,000	126,400
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.0202% 1/31/24 (c)(e)(s)		276,710	262,758
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.4236% 3/8/26 (c)(e)(s)		129,000	116,745
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4236% 3/8/25 (c)(e)(s)		1,963,308	1,826,858
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 4.9501% 12/2/24 (c)(e)(s)		696,315	664,981
3 month U.S. LIBOR + 7.500% 8.9365% 12/1/25 (c)(e)(s)		272,000	246,244
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 2/15/24 (c)(e)(s)		2,146,767	2,099,367
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6736% 9/24/26 (c)(e)(s)		2,868,125	2,758,190
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.8701% 9/28/24 (c)(e)(s)		2,443,227	2,382,146
			12,137,370
IT Services - 0.2%
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1736% 4/19/25 (c)(e)(s)		357,541	343,240
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.1736% 10/31/26 (c)(e)(s)		1,799,968	1,757,218
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 4/27/24 (c)(e)(s)		1,448,466	1,393,251
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4236% 4/2/26 (c)(e)(s)		992,500	952,800
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/9/23 (c)(e)(s)		2,048,096	1,983,233
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.92% 5/31/25 (c)(e)(s)		2,565,636	1,837,637
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.072% 11/21/24 (c)(e)(s)		3,299,510	3,126,286
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5/1/27 (e)(s)(t)		3,670,000	3,605,775
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 11/3/23 (c)(e)(s)		4,920,113	4,780,874
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 2.9236% 5/1/24 (c)(e)(s)		2,144,163	2,054,816
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.6736% 8/27/25 (c)(e)(s)		2,616,699	2,526,763
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2216% 3/1/26 (c)(e)(s)		3,436,535	3,372,100
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.9451% 10/11/26 (c)(e)(s)		398,104	326,446
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9451% 10/11/25 (c)(e)(s)		2,329,447	2,181,923
			30,242,362
Semiconductors & Semiconductor Equipment - 0.0%
Cabot Microelectronics Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1875% 11/15/25 (c)(e)(s)		758,708	747,328
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1736% 9/19/26 (c)(e)(s)		995,000	966,603
			1,713,931
Software - 0.5%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (c)(e)(s)		3,138,000	2,754,913
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (c)(e)(s)		6,197,033	5,618,664
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4236% 4/23/26 (c)(e)(s)		742,500	680,316
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4236% 10/2/25 (c)(e)(s)		6,029,278	5,687,116
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.7005% 9/5/25 (c)(e)(s)		962,597	875,964
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5949% 4/30/25 (c)(e)(s)		2,245,950	2,172,957
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.25% 8/23/25 (c)(e)(s)		1,233,512	1,226,321
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9236% 11/29/24 (c)(e)(s)		889,387	771,543
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1736% 10/16/26 (c)(e)(s)		3,806,500	3,670,912
Dynatrace LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4236% 8/23/25 (c)(e)(s)		541,421	525,179
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.43% 6/1/22 (c)(e)(s)		1,723,566	1,680,115
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.42% 12/22/23 (c)(e)(s)		2,260,800	2,178,145
Fastball Merger Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.572% 1/22/27 (c)(e)(s)		385,000	348,425
Flexera Software LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/26/25 (c)(e)(s)		744,313	722,914
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 7/7/25 (c)(e)(s)		144,000	136,920
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/1/24 (c)(e)(s)		1,677,672	1,628,919
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 11/1/24 (c)(e)(s)		2,849,000	2,816,949
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.3296% 11/1/23 (c)(e)(s)		5,681,634	5,575,104
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (c)(e)(s)		4,172,409	3,921,021
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (c)(e)(s)		613,000	516,961
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5/28/25 (e)(s)(t)		875,000	853,125
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 2.4236% 11/20/21 (c)(e)(s)		162,058	161,248
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 2.6736% 6/21/24 (c)(e)(s)		8,146,589	7,684,922
3 month U.S. LIBOR + 2.500% 2.6736% 6/21/24 (c)(e)(s)		1,249,241	1,178,446
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 3.9236% 9/29/24 (c)(e)(s)		4,380,725	4,304,062
3 month U.S. LIBOR + 8.500% 9.5% 9/29/25 (c)(e)(s)		509,795	508,521
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.822% 9/15/24 (c)(e)(s)		708,106	684,094
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.18% 9/4/26 (c)(e)(s)		100,000	91,917
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.43% 9/4/25 (c)(e)(s)		738,289	699,713
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6736% 5/30/26 (c)(e)(s)		1,064,650	996,331
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.0101% 5/31/25 (c)(e)(s)		880,152	830,863
S2P Acquisition Borrower, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.073% 8/14/26 (c)(e)(s)		621,875	581,453
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4972% 8/1/25 (c)(e)(s)		822,588	782,486
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 3/3/23 (c)(e)(s)		1,963,598	1,881,775
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.7001% 9/30/22 (c)(e)(s)		3,384,795	3,311,446
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 4/16/25 (c)(e)(s)		1,891,761	1,829,106
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 4/16/25 (c)(e)(s)		1,300,189	1,257,127
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 4/16/25 (c)(e)(s)		4,992,098	4,829,256
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9236% 5/4/26 (c)(e)(s)		2,959,693	2,859,389
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.9501% 1/27/23 (c)(e)(s)		1,560,890	1,451,066
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4236% 7/2/25 (c)(e)(s)		4,604,475	4,356,984
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.4236% 7/2/26 (c)(e)(s)		1,152,438	1,140,338
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4195% 2/28/27 (c)(e)(s)		2,065,000	2,008,213
			87,791,239
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 9/19/25 (c)(e)(s)		2,962,820	2,906,407

TOTAL INFORMATION TECHNOLOGY			145,283,090

MATERIALS - 0.3%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (c)(e)(s)		1,250,862	1,207,081
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan:
3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (c)(e)(s)		361,264	325,138
3 month U.S. LIBOR + 4.250% 5.25% 11/18/23 (c)(e)(s)		209,859	188,873
ASP Chromaflo Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (c)(e)(s)		277,827	250,045
Tranche B3/B4 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 11/18/23 (c)(e)(s)		161,391	145,252
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6821% 5/7/25 (c)(e)(s)		1,782,782	1,475,252
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1736% 1/31/26 (c)(e)(s)		740,653	713,108
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.94% 7/1/26 (c)(e)(s)		704,675	667,461
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.9501% 3/1/26 (c)(e)(s)		1,796,850	1,720,160
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.8125% 10/11/24 (c)(e)(s)		1,349,630	1,238,286
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 3/16/27(c)(e)(s)		1,270,000	1,219,200
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2216% 10/1/25 (c)(e)(s)		5,391,335	5,132,551
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.93% 4/3/25 (c)(e)(s)		1,208,448	1,127,881
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 2.1736% 9/6/24 (c)(e)(s)		423,179	402,231
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.4517% 9/22/24 (c)(e)(s)		1,683,039	1,610,904
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.2001% 4/3/25 (c)(e)(s)		265,950	259,522
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.2001% 4/3/25 (c)(e)(s)		456,055	445,032
			18,127,977
Construction Materials - 0.0%
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.46% 1/4/27 (c)(e)(s)		1,050,225	1,008,216
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.4236% 2/28/25 (c)(e)(s)		2,170,308	2,050,941
			3,059,157
Containers & Packaging - 0.2%
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.8625% 7/31/25 (c)(e)(s)		774,180	684,375
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.3945% 11/7/25 (c)(e)(s)		2,999,307	2,845,053
Berry Global, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2216% 10/1/22 (c)(e)(s)		2,965,000	2,918,212
Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2216% 7/1/26 (c)(e)(s)		2,853,438	2,782,102
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5614% 4/3/24 (c)(e)(s)		352,562	320,613
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9236% 12/21/26 (c)(e)(s)		2,075,000	1,992,000
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9036% 5/16/24 (c)(e)(s)		456,106	442,711
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 5/16/24 (c)(e)(s)		431,160	417,579
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 5/22/24 (c)(e)(s)		616,059	593,918
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4334% 12/29/23 (c)(e)(s)		2,127,095	2,004,787
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.6834% 6/29/25 (c)(e)(s)		4,575,085	4,306,299
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (c)(e)(s)		372,633	332,947
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1736% 7/31/26 (c)(e)(s)		748,125	704,876
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (c)(e)(s)		580,000	556,800
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9236% 1/30/27 (c)(e)(s)		2,625,000	2,574,154
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 2/5/23 (c)(e)(s)		6,337,817	6,133,169
			29,609,595
Metals & Mining - 0.0%
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.4228% 8/25/23 (c)(e)(s)		1,651,962	947,119
Murray Energy Corp.:
term loan 3 month U.S. LIBOR + 11.000% 13% 7/31/20 (c)(e)(s)		1,042,851	510,997
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 0% 10/17/22 (d)(e)(s)		3,083,074	38,538
			1,496,654
Paper & Forest Products - 0.0%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 7/26/26 (c)(e)(s)		498,750	493,763

TOTAL MATERIALS			52,787,146

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (c)(e)(s)		1,397,313	1,299,501
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1736% 9/18/26 (c)(e)(s)		157,660	151,551
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 1.8738% 2/6/22 (c)(e)(s)		870,000	822,150
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.98% 6/28/23 (c)(e)(s)		771,108	735,444
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (c)(e)(s)		1,005,171	884,711
			3,893,357
Real Estate Management & Development - 0.1%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (c)(e)(n)(s)		550,000	547,250
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9236% 8/21/25 (c)(e)(s)		4,320,550	4,028,913
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (c)(e)(s)		1,901,265	1,543,751
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (c)(e)(s)		107,234	87,070
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 2/8/25 (c)(e)(s)		77,806	69,064
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.923% 12/22/24 (c)(e)(s)		5,503,000	5,241,608
			11,517,656

TOTAL REAL ESTATE			15,411,013

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/1/25 (c)(e)(s)		5,910,647	5,768,436
ExGen Renewables IV, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.37% 11/28/24 (c)(e)(s)		992,323	962,553
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8177% 11/1/26 (c)(e)(s)		748,125	717,579
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.9501% 11/13/21 (c)(e)(s)		1,076,439	883,445
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 8/28/25 (c)(e)(n)(s)		824,828	814,517
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.46% 12/3/25 (c)(e)(n)(s)		777,374	738,505
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9253% 12/31/25 (c)(e)(s)		4,345,803	4,253,454
			14,138,489
Gas Utilities - 0.0%
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9236% 8/13/26 (c)(e)(s)		620,313	587,746
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Corp. Tranche B9 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.43% 4/5/26 (c)(e)(s)		992,500	964,462
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.3125% 11/14/25 (c)(e)(s)		987,500	948,000
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (c)(e)(s)		595,536	562,782
Talen Energy Supply LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9236% 6/28/26 (c)(e)(s)		106,875	102,734
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (c)(e)(s)		770,965	731,129
			3,309,107

TOTAL UTILITIES			18,035,342

TOTAL BANK LOAN OBLIGATIONS
(Cost $865,303,445)			811,182,341

Bank Notes - 0.3%
Capital One NA 2.95% 7/23/21		6,833,000	6,948,946
Discover Bank:
3.1% 6/4/20		$8,196,000	$8,196,628
3.2% 8/9/21		9,357,000	9,452,061
4.682% 8/9/28 (c)		5,039,000	5,043,031
KeyBank NA 6.95% 2/1/28		718,000	905,234
RBS Citizens NA 2.55% 5/13/21		2,382,000	2,421,012
Regions Bank 6.45% 6/26/37		8,935,000	11,849,922
Synchrony Bank 3.65% 5/24/21		8,482,000	8,599,280
TOTAL BANK NOTES
(Cost $51,197,053)			53,416,114

Preferred Securities - 0.9%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV:
2.502% (Reg. S) (c)(h)	EUR	$2,100,000	$2,193,104
2.625% (Reg. S) (c)(h)	EUR	2,800,000	3,028,112
			5,221,216
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(h)	EUR	4,751,000	5,181,555
2.7%(Reg. S) (c)(h)	EUR	5,600,000	6,085,079
3.75% (c)(h)	EUR	3,050,000	3,351,356
			14,617,990
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (h)		2,941,000	2,927,214
Danone SA 1.75% (Reg. S) (c)(h)	EUR	1,900,000	2,100,283
			5,027,497
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MPLX LP 6.875% (c)(h)		2,820,000	2,408,336
FINANCIALS - 0.5%
Banks - 0.4%
AIB Group PLC 5.25% (Reg. S) (c)(h)	EUR	1,400,000	1,437,428
Alfa Bond Issuance PLC:
6.95% (Reg. S) (c)(h)		200,000	195,188
8% (Reg. S) (c)(h)		1,172,000	1,175,663
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (c)(h)	EUR	2,200,000	2,344,426
Banco Do Brasil SA 6.25% (b)(c)(h)		460,000	384,531
Banco Mercantil del Norte SA 7.625% (b)(c)(h)		352,000	341,440
Bank of America Corp.:
5.875% (c)(h)		1,330,000	1,355,762
6.1% (c)(h)		2,955,000	3,110,138
6.25% (c)(h)		1,933,000	2,012,736
6.5% (c)(h)		1,089,000	1,173,572
Bank of Nova Scotia:
4.65% (c)(h)		2,677,000	2,547,995
4.9% (c)(h)		1,100,000	1,086,250
Barclays Bank PLC 7.625% 11/21/22		10,662,000	11,461,650
Barclays PLC:
7.125% (c)(h)	GBP	250,000	300,259
7.875% (Reg. S) (c)(h)		2,778,000	2,812,725
BNP Paribas SA 6.125% (c)(h)	EUR	1,550,000	1,802,339
Citigroup, Inc. 4.7% (c)(h)		2,085,000	1,813,950
Danske Bank A/S 5.875% (Reg. S) (c)(h)	EUR	1,050,000	1,178,665
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (c)(h)		200,000	185,000
HSBC Holdings PLC:
5.25% (c)(h)	EUR	1,695,000	1,867,664
6% (Reg. S) (c)(h)	EUR	360,000	416,811
Itau Unibanco Holding SA:
5.5% 8/6/22 (b)		419,000	429,082
6.125% (b)(c)(h)		395,000	365,498
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 4.7534% (c)(e)(h)		340,000	289,088
3 month U.S. LIBOR + 3.470% 4.2301% (c)(e)(h)		345,000	307,050
4.6% (c)(h)		3,470,000	3,077,196
Lloyds Banking Group PLC 5.125% (c)(h)	GBP	2,690,000	2,999,603
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (d)(h)	EUR	2,148,200	2,342,879
Tinkoff Credit Systems 9.25% (Reg. S) (c)(h)		1,193,000	1,133,350
Wells Fargo & Co. 5.9% (c)(h)		4,885,000	4,856,227
			54,804,165
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (c)(h)		5,670,000	6,094,229
UBS AG 5.125% 5/15/24 (Reg. S)		744,000	802,029
UBS Group AG 7% (Reg. S) (c)(h)		644,000	701,930
			7,598,188
Insurance - 0.1%
Assicurazioni Generali SpA 6.416% (c)(h)	GBP	1,750,000	2,228,876
Aviva PLC 6.125% (c)(h)	GBP	6,130,000	8,055,065
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(h)		3,194,000	3,138,105
			13,422,046

TOTAL FINANCIALS			75,824,399

HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA 2.875% (Reg. S) (c)(h)	EUR	3,370,000	3,581,807
Pharmaceuticals - 0.1%
Bayer AG 2.375% 11/12/79 (Reg. S) (c)	EUR	4,700,000	5,093,326

TOTAL HEALTH CARE			8,675,133

INDUSTRIALS - 0.1%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (b)(d)(h)		2,413,000	96,520
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (c)		8,425,000	5,786,964

TOTAL INDUSTRIALS			5,883,484

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
CPI Property Group SA 4.375% (Reg. S) (c)(h)	EUR	2,650,000	2,772,395
Deutsche Annington Finance BV 4% (Reg. S) (c)(h)	EUR	1,000,000	1,137,801
Grand City Properties SA 3.75% (c)(h)	EUR	2,900,000	3,263,408
Heimstaden Bostad AB 3.248% (Reg. S) (c)(h)	EUR	4,950,000	5,151,326
Samhallsbyggnadsbolaget I Norden AB:
2.624% (Reg. S) (c)(h)	EUR	2,250,000	2,130,463
4.625% (Reg. S) (c)(h)	EUR	1,540,000	1,583,830
TLG Finance SARL 3.375% (Reg. S) (c)(h)	EUR	4,100,000	4,260,975
			20,300,198
UTILITIES - 0.0%
Electric Utilities - 0.0%
EDF SA 5.25% (Reg. S) (c)(h)		2,400,000	2,448,000
ORSTED A/S 1.75% (Reg. S) (c)(h)	EUR	1,100,000	1,203,195
			3,651,195
TOTAL PREFERRED SECURITIES
(Cost $149,301,175)			141,609,448
		Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund 0.11% (v)
(Cost $862,881,375)		862,711,030	862,883,572

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	15,300,000	$145,502
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	19,300,000	317,152
Option with an exercise rate of 5.50% on a credit default swap with BNP Paribs S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 33 Index expiring June 2025, paying 5% quarterly	6/17/20	EUR 40,250,000	81,440

TOTAL PUT OPTIONS			544,094

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	15,300,000	838,748
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	19,300,000	758,736

TOTAL CALL OPTIONS			1,597,484

TOTAL PURCHASED SWAPTIONS
(Cost $2,850,151)			2,141,578
TOTAL INVESTMENT IN SECURITIES - 106.3%
(Cost $16,071,895,705)			16,732,337,917
NET OTHER ASSETS (LIABILITIES) - (6.3)%(w)			(998,629,208)
NET ASSETS - 100%			$15,733,708,709

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
2.5% 6/1/35	$(1,900,000)	$(1,988,023)
2.5% 6/1/35	(750,000)	(784,746)
2.5% 6/1/35	(1,150,000)	(1,203,277)
2.5% 6/1/35	(31,900,000)	(33,377,866)
2.5% 6/1/35	(2,200,000)	(2,301,922)
2.5% 6/1/35	(1,800,000)	(1,883,391)
2.5% 6/1/35	(30,600,000)	(32,017,640)
2.5% 6/1/35	(1,900,000)	(1,988,023)
2.5% 6/1/35	(5,400,000)	(5,650,172)
2.5% 7/1/35	(26,300,000)	(27,476,307)
2.5% 7/1/35	(6,100,000)	(6,372,832)
2.5% 6/1/50	(16,300,000)	(16,908,067)
2.5% 6/1/50	(40,000,000)	(41,492,188)
3% 6/1/50	(33,300,000)	(35,027,438)
3% 6/1/50	(12,100,000)	(12,727,688)
3% 6/1/50	(12,100,000)	(12,727,688)
3% 6/1/50	(11,000,000)	(11,570,625)
3% 6/1/50	(9,275,000)	(9,756,141)
3% 6/1/50	(43,400,000)	(45,651,375)
3% 6/1/50	(70,850,000)	(74,525,344)
3.5% 6/1/50	(16,300,000)	(17,197,137)
TOTAL TBA SALE COMMITMENTS
(Proceeds $392,340,590)		$(392,627,890)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.75% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2033	3/23/23	15,300,000	$(740,243)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.395% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	23,700,000	(390,880)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.775% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/3/24	17,400,000	(181,998)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	10,000,000	(73,828)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	10,000,000	(8,181)

TOTAL PUT SWAPTIONS			(1,395,130)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.75% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2033	3/23/23	15,300,000	(505,155)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.395% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	23,700,000	(927,928)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.775% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/3/24	17,400,000	(920,556)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	10,000,000	(613,025)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	10,000,000	(807,996)

TOTAL CALL SWAPTIONS			(3,774,660)

TOTAL WRITTEN SWAPTIONS			$(5,169,790)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	24	June 2020	$2,383,092	$(18,683)	$(18,683)
TME 10 Year Canadian Note Contracts (Canada)	114	Sept. 2020	12,721,037	(43,102)	(43,102)
TOTAL BOND INDEX CONTRACTS					(61,785)
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	17	Sept. 2020	3,754,344	632	632
CBOT 5-Year U.S. Treasury Note Contracts (United States)	116	Sept. 2020	14,572,500	18,898	18,898
CBOT Long Term U.S. Treasury Bond Contracts (United States)	205	Sept. 2020	36,566,875	(62,779)	(62,779)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	148	Sept. 2020	23,284,563	40,734	40,734
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	91	Sept. 2020	19,840,844	(164,251)	(164,251)
TOTAL TREASURY CONTRACTS					(166,766)

TOTAL PURCHASED					(228,551)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	24	June 2020	3,600,558	12,266	12,266
ICE Long Gilt Contracts (United Kingdom)	15	Sept. 2020	2,546,076	(10,786)	(10,786)
TOTAL BOND INDEX CONTRACTS					1,480
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,619	Sept. 2020	364,204,688	(474,091)	(474,091)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,469	Sept. 2020	324,419,469	(48,785)	(48,785)
TOTAL TREASURY CONTRACTS					(522,876)

TOTAL SOLD					(521,396)

TOTAL FUTURES CONTRACTS					$(749,947)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 4.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	221,000	USD	239,323	Citibank NA	6/24/20	$6,107
EUR	7,170,000	USD	7,938,459	Citibank NA	6/24/20	24,149
EUR	240,000	USD	262,572	State Street Bank And Tr Co	6/24/20	3,959
GBP	27,000	USD	33,203	State Street Bank And Tr Co	6/24/20	145
GBP	225,000	USD	274,054	State Street Bank And Tr Co	6/24/20	3,849
USD	721,632	EUR	657,000	BNP Paribas	6/24/20	(7,996)
USD	194,096,483	EUR	179,478,000	Citibank NA	6/24/20	(5,221,912)
USD	845,415	EUR	778,000	JPMorgan Chase Bank	6/24/20	(18,589)
USD	1,815,475	EUR	1,682,000	JPMorgan Chase Bank	6/24/20	(52,462)
USD	702,458	EUR	641,000	JPMorgan Chase Bank	6/24/20	(9,401)
USD	247,111	EUR	225,000	State Street Bank And Tr Co	6/24/20	(2,761)
USD	46,490,747	GBP	37,709,000	Citibank NA	6/24/20	(84,568)
USD	323,240	GBP	264,000	JPMorgan Chase Bank	6/24/20	(2,833)
USD	196,000	GBP	159,000	JPMorgan Chase Bank	6/24/20	(385)
USD	244,934	GPB	198,000	BNP Paribas	6/24/20	378
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(5,362,320)
					Unrealized Appreciation	38,587
					Unrealized Depreciation	(5,400,907)

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Akzo Nobel NV	Jun. 2024	Citibank, N.A.A.	(1%)	Quarterly	EUR 6,250,000	$(238,177)	$168,846	$(69,331)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	61,700,000	591,172	(854)	590,318
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,200,000	30,660	(105,538)	(74,878)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	8,800,000	84,316	(115,581)	(31,264)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	9,850,000	94,377	(137,888)	(43,511)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	4,200,000	40,242	(53,420)	(13,178)
CMBX N.A. AAA Index Series 12	Aug. 2061	JPMorgan Securities LLC	(0.5%)	Monthly	3,320,000	31,810	(41,114)	(9,304)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,900,000	27,786	(88,522)	(60,736)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	3,600,000	34,493	(109,889)	(75,396)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,600,000	44,074	(217,597)	(173,522)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,700,000	45,033	(131,288)	(86,255)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,180,000	20,887	(51,822)	(30,935)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	5,360,000	51,356	(25,808)	25,549
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	9,800,000	93,898	(109,804)	(15,906)
Volvo Treas AB	Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 1,050,000	(21,299)	21,512	213

TOTAL CREDIT DEFAULT SWAPS						$930,628	$(998,767)	$(68,136)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Jun. 2022	$140,050,000	$505,180	$0	$505,180
1.25%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Jun. 2025	15,400,000	42,611	0	42,611
1.25%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Jun. 2030	15,180,000	27,727	0	27,727
(0.25%)	Annual	6-month EURIBOR (3)	Semi - annual	LCH	Jun. 2030	EUR 9,403,000	280,796	0	280,796
0	Annual	6-month EURIBOR (3)	Semi - annual	LCH	Jun. 2035	EUR 7,046,000	354,095	0	354,095
0.25%	Annual	6-month EURIBOR (3)	Semi - annual	LCH	Jun. 2040	EUR 4,684,000	400,780	0	400,780

TOTAL INTEREST RATE SWAPS							$1,611,189	$0	$1,611,189

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,963,542,337 or 18.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,936,932.

 (j) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $515,702.

 (k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,970,798.

 (l) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $406,567.

 (m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (n) Level 3 security

 (o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (p) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (r) Non-income producing

 (s) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (t) The coupon rate will be determined upon settlement of the loan after period end.

 (u) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $331,104 and $284,188, respectively.

 (v) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (w) Includes $4,333,100 of cash collateral segregated for open forward contracts and bi-lateral over-the-counter (OTC) swaps.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,886,691
Total	$2,886,691

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, supranational obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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